UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02628

Fidelity Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Michigan Municipal
Income Fund

March 31, 2006

1.814644.101

MIR-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.4%
	Principal Amount	Value
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	$ 525,000	$ 548,200
Michigan - 98.6%
Anchor Bay School District 2000 School Bldg. & Site Series III, 5.25% 5/1/31 (b)	9,300,000	9,752,259
Ann Arbor Bldg. Auth. Series 2005 A:
5% 3/1/17 (MBIA Insured)	1,405,000	1,482,401
5% 3/1/18 (MBIA Insured)	1,440,000	1,520,424
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity) (e)	2,916,000	3,660,834
Bay City Gen. Oblig. 0% 6/1/15 (AMBAC Insured)	1,725,000	1,154,956
Birmingham County School District Series II, 5.25% 11/1/19 (Pre-Refunded to 11/1/10 @ 100) (e)	1,200,000	1,277,028
Brighton Area School District Livingston County Series II, 0% 5/1/15 (AMBAC Insured)	10,000,000	6,719,900
Byron Ctr. Pub. Schools 5.5% 5/1/16	1,055,000	1,128,417
Caladonia Cmnty. Schools Counties of Kent, Allegan and Barry:
5.25% 5/1/17	1,370,000	1,464,105
5.25% 5/1/18	1,100,000	1,174,162
Carman-Ainsworth Cmnty. School District:
5% 5/1/14 (FSA Insured)	1,765,000	1,891,974
5% 5/1/16 (FSA Insured)	1,000,000	1,063,690
5% 5/1/17 (FSA Insured)	2,065,000	2,188,487
5.5% 5/1/14 (Pre-Refunded to 5/1/12 @ 100) (e)	1,755,000	1,914,389
5.5% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (e)	1,850,000	2,018,017
5.5% 5/1/17 (Pre-Refunded to 5/1/12 @ 100) (e)	2,060,000	2,247,089
5.5% 5/1/18 (Pre-Refunded to 5/1/12 @ 100) (e)	2,175,000	2,372,534
Carrier Creek Drainage District #326 5% 6/1/16 (AMBAC Insured)	1,620,000	1,723,907
Charles Stewart Mott Cmnty. College 5% 5/1/17 (MBIA Insured)	1,675,000	1,775,165
Chippewa Valley Schools:
Series I, 5.375% 5/1/17 (Pre-Refunded to 5/1/11 @ 100) (e)	1,000,000	1,075,830
5.5% 5/1/17 (Pre-Refunded to 5/1/12 @ 100) (e)	1,125,000	1,227,173
Clarkston Cmnty. Schools:
5.25% 5/1/29 (Pre-Refunded to 5/1/13 @ 100) (e)	5,000,000	5,413,550
5.375% 5/1/21 (Pre-Refunded to 5/1/13 @ 100) (e)	1,950,000	2,126,222
5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (e)	1,150,000	1,253,926
Comstock Park Pub. Schools 5% 5/1/16 (FSA Insured)	1,000,000	1,062,910
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Constantine Pub. Schools:
5% 5/1/25	$ 560,000	$ 580,272
5% 5/1/25 (Pre-Refunded to 11/1/12 @ 100) (e)	1,690,000	1,801,861
5.5% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (e)	1,220,000	1,335,876
5.5% 5/1/19 (Pre-Refunded to 11/1/12 @ 100) (e)	1,245,000	1,363,250
5.5% 5/1/20 (Pre-Refunded to 11/1/12 @ 100) (e)	1,245,000	1,363,250
5.5% 5/1/21 (Pre-Refunded to 11/1/12 @ 100) (e)	1,250,000	1,368,725
Crawford AuSable School District (School Bldg. & Site Proj.) Series 2001, 5.625% 5/1/18 (Pre-Refunded to 5/1/11 @ 100) (e)	1,100,000	1,193,368
Detroit City School District:
Series 2005 A, 5.25% 5/1/30 (FSA Insured)	5,000,000	5,579,200
Series A:
5.5% 5/1/11 (FSA Insured)	2,000,000	2,166,960
5.5% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (e)	1,500,000	1,631,985
5.5% 5/1/17 (Pre-Refunded to 5/1/13 @ 100) (e)	3,015,000	3,300,822
5.5% 5/1/18 (Pre-Refunded to 5/1/12 @ 100) (e)	1,000,000	1,087,990
5.5% 5/1/18 (Pre-Refunded to 5/1/13 @ 100) (e)	2,000,000	2,189,600
5.5% 5/1/20 (Pre-Refunded to 5/1/12 @ 100) (e)	3,050,000	3,318,370
Series B, 5.25% 5/1/15 (FGIC Insured)	3,085,000	3,310,575
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.):
5% 9/30/11 (MBIA Insured)	3,000,000	3,187,440
5% 9/30/12 (MBIA Insured)	4,765,000	5,082,492
Detroit Gen. Oblig.:
(Distributable State Aid Proj.) 5.25% 5/1/09 (AMBAC Insured)	4,525,000	4,725,458
Series 2003 A, 5% 4/1/11 (XL Cap. Assurance, Inc. Insured)	1,430,000	1,502,001
Series 2005 B, 5% 4/1/13 (FSA Insured)	1,830,000	1,938,318
Series 2005 C, 5% 4/1/13 (FSA Insured)	1,985,000	2,102,492
Series B1, 5% 4/1/13 (AMBAC Insured)	2,000,000	2,118,380
5.5% 4/1/17 (Pre-Refunded to 4/1/11 @ 100) (e)	2,615,000	2,825,168
5.5% 4/1/19 (Pre-Refunded to 4/1/11 @ 100) (e)	1,500,000	1,620,555
5.5% 4/1/20 (Pre-Refunded to 4/1/11 @ 100) (e)	1,250,000	1,350,463
Detroit Swr. Disp. Rev.:
Series 2001 D1, 5.5%, tender 7/1/08 (MBIA Insured) (c)	10,000,000	10,365,300
Series A:
0% 7/1/14 (FGIC Insured)	6,730,000	4,705,818
5.125% 7/1/31 (FGIC Insured)	8,020,000	8,307,838
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit Wtr. Supply Sys. Rev.:
Series 2001 A, 5.25% 7/1/33 (FGIC Insured)	$ 6,390,000	$ 6,692,950
Series A:
5.5% 7/1/15 (Pre-Refunded to 1/1/10 @ 101) (e)	3,675,000	3,933,169
5.75% 7/1/11 (MBIA Insured)	3,050,000	3,340,543
Series B:
5.25% 7/1/17 (MBIA Insured)	2,760,000	2,956,898
5.5% 7/1/33 (FGIC Insured)	10,000,000	10,685,400
6.5% 7/1/15 (FGIC Insured)	6,025,000	7,101,909
Dexter Cmnty. Schools 5% 5/1/18 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,955,000	2,047,335
Dundee Cmnty. School District:
Series 2000, 5.375% 5/1/27 (Pre-Refunded to 5/1/10 @ 100) (e)	1,195,000	1,271,384
5.375% 5/1/19 (Pre-Refunded to 5/1/10 @ 100) (e)	1,000,000	1,063,920
Durand Area Schools Gen. Oblig.:
5% 5/1/27 (FSA Insured) (a)	1,225,000	1,278,888
5% 5/1/28 (FSA Insured) (a)	1,250,000	1,303,963
5% 5/1/29 (FSA Insured) (a)	1,275,000	1,324,827
East China School District 5.5% 5/1/17 (Pre-Refunded to 11/1/11 @ 100) (e)	1,775,000	1,927,987
East Grand Rapids Pub. School District:
5% 5/1/16 (FSA Insured)	1,425,000	1,506,325
5% 5/1/17 (FSA Insured)	1,985,000	2,092,706
5.5% 5/1/17	1,690,000	1,794,915
East Lansing School District Gen. Oblig. Series B, 5% 5/1/30 (MBIA Insured)	3,530,000	3,678,860
Eastern Michigan Univ. Revs. Series 2000 B, 5.625% 6/1/30 (Pre-Refunded to 6/1/10 @ 100) (e)	1,250,000	1,343,325
Farmington Pub. School District 5% 5/1/18 (FSA Insured)	4,500,000	4,748,265
Fenton Area Pub. Schools 5% 5/1/14 (FGIC Insured)	1,775,000	1,896,375
Ferris State Univ. Rev.:
5% 10/1/16 (MBIA Insured)	1,255,000	1,326,071
5% 10/1/17 (MBIA Insured)	1,320,000	1,389,934
Flushing Cmnty. Schools:
5.25% 5/1/17 (Pre-Refunded to 5/1/13 @ 100) (e)	1,000,000	1,082,710
5.25% 5/1/18 (Pre-Refunded to 5/1/13 @ 100) (e)	1,030,000	1,115,191
Fraser Pub. School District:
5% 5/1/16 (FSA Insured)	1,055,000	1,118,912
5% 5/1/17 (FSA Insured)	1,615,000	1,711,577
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Garden City School District:
5% 5/1/14 (FSA Insured)	$ 1,210,000	$ 1,292,740
5% 5/1/17 (FSA Insured)	1,390,000	1,467,757
Genesee County Gen. Oblig. Series A:
5% 5/1/17 (MBIA Insured)	1,355,000	1,425,582
5% 5/1/18 (MBIA Insured)	1,505,000	1,578,790
Gibraltar School District:
5% 5/1/16 (FSA Insured)	1,230,000	1,298,806
5% 5/1/17 (FSA Insured)	1,230,000	1,294,071
5.5% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (e)	1,200,000	1,313,976
5.5% 5/1/21 (Pre-Refunded to 11/1/12 @ 100) (e)	1,200,000	1,313,976
Grand Blanc Cmnty. Schools 5.5% 5/1/13 (FGIC Insured)	1,000,000	1,078,370
Grand Rapids Downtown Dev. Auth. Tax Increment Rev. 0% 6/1/11 (MBIA Insured)	3,160,000	2,567,278
Grand Rapids San. Swr. Sys. Rev. 5% 1/1/34 (MBIA Insured)	3,000,000	3,130,620
Grand Rapids Wtr. Supply Sys.:
5% 1/1/35 (FGIC Insured)	5,000,000	5,207,050
5.75% 1/1/11 (FGIC Insured)	2,020,000	2,200,184
Hamilton Cmnty. Schools District 5% 5/1/24 (FGIC Insured)	1,500,000	1,525,920
Haslett Pub. Schools 5% 5/1/16 (MBIA Insured)	1,100,000	1,161,534
Howell Pub. Schools 0% 5/1/10 (AMBAC Insured)	1,130,000	960,150
Hudsonville Pub. Schools 5% 5/1/16 (FSA Insured)	1,000,000	1,055,940
Huron School District 5.625% 5/1/16 (Pre-Refunded to 5/1/11 @ 100) (e)	1,050,000	1,141,655
Huron Valley School District:
0% 5/1/10 (FGIC Insured)	2,500,000	2,124,225
0% 5/1/11 (FGIC Insured)	5,830,000	4,752,383
0% 5/1/12 (FGIC Insured)	1,420,000	1,103,255
5.25% 5/1/16	2,450,000	2,627,601
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Butterworth Hosp. Proj.) Series A, 7.25% 1/15/13	3,685,000	4,111,760
(Spectrum Health Proj.) Series A:
5.375% 1/15/11	2,420,000	2,513,170
5.375% 1/15/12	2,505,000	2,600,891
L'Anse Creuse Pub. Schools:
5.375% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (e)	1,000,000	1,082,350
5.375% 5/1/20 (Pre-Refunded to 11/1/12 @ 100) (e)	1,000,000	1,085,360
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Lake Orion Cmnty. School District:
Series B, 5.25% 5/1/25 (Pre-Refunded to 5/1/10 @ 100) (e)	$ 3,000,000	$ 3,171,870
5.25% 5/1/27 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,150,000	1,235,756
Lansing Bldg. Auth. Rev. 0% 6/1/12 (AMBAC Insured)	3,000,000	2,321,370
Lawton Cmnty. Schools 5.5% 5/1/19 (Pre-Refunded to 11/1/11 @ 100) (e)	1,050,000	1,140,500
Livonia Muni. Bldg. Auth. 5% 5/1/17 (FGIC Insured)	1,100,000	1,132,593
Livonia Pub. School District Series II, 0% 5/1/21 (FGIC Insured) (Pre-Refunded to 5/1/07 @ 39.31) (e)	8,480,000	3,202,642
Michigan Bldg. Auth. Rev. (Facilities Prog.):
Series II, 5% 10/15/33 (AMBAC Insured)	3,000,000	3,124,590
Series III, 5% 10/15/10 (MBIA Insured)	1,000,000	1,053,730
Michigan Comprehensive Trans. Rev. Series B:
5.25% 5/15/11 (FSA Insured)	1,475,000	1,581,938
5.25% 5/15/16 (Pre-Refunded to 5/15/12 @ 100) (e)	3,850,000	4,138,712
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (e)	3,000,000	3,232,320
Michigan Gen. Oblig. (Envir. Protection Prog.) 6.25% 11/1/12	2,665,000	2,938,056
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (d)	3,000,000	3,066,030
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Ascension Health Cr. Group Proj.) Series A:
5%, tender 4/1/11 (c)	2,035,000	2,132,761
6% 11/15/19 (Pre-Refunded to 11/15/09 @ 101) (e)	10,645,000	11,539,485
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/13	455,000	484,525
5.5% 3/1/14	1,300,000	1,383,655
5.5% 3/1/15	1,985,000	2,111,663
(Genesys Reg'l. Med. Hosp. Proj.) Series A, 5.3% 10/1/11 (Escrowed to Maturity) (e)	1,000,000	1,045,380
(Henry Ford Health Sys. Proj.):
Series 2003 A, 5.5% 3/1/14	2,000,000	2,134,600
Series A, 6% 11/15/19	1,945,000	2,062,361
6% 9/1/12 (AMBAC Insured)	1,500,000	1,669,770
(Mercy Health Svcs. Proj.):
Series 1996 R, 5.375% 8/15/26 (Escrowed to Maturity) (e)	2,500,000	2,533,900
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Hosp. Rev.: - continued
(Mercy Health Svcs. Proj.):
Series Q:
5.25% 8/15/10 (Escrowed to Maturity) (e)	$ 2,195,000	$ 2,227,552
5.375% 8/15/26 (Escrowed to Maturity) (e)	2,450,000	2,483,222
6% 8/15/08 (Escrowed to Maturity) (e)	1,130,000	1,151,527
6% 8/15/10 (Escrowed to Maturity) (e)	1,265,000	1,290,174
Series R, 5.375% 8/15/16 (Escrowed to Maturity) (e)	2,500,000	2,534,800
(MidMichigan Health Obligated Group Prog.) Series 2002 A, 5.5% 4/15/18 (AMBAC Insured)	2,000,000	2,147,080
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	3,000,000	3,193,410
(Saint John Hosp. & Med. Ctr. Proj.) Series A, 6% 5/15/09 (Escrowed to Maturity) (e)	1,710,000	1,817,781
(Sisters of Mercy Health Corp. Proj.) Series P, 5.375% 8/15/14 (Escrowed to Maturity) (e)	570,000	598,785
(Sparrow Hosp. Obligated Group Proj.):
5.5% 11/15/21	1,435,000	1,523,166
5.625% 11/15/31	4,500,000	4,715,730
(Trinity Health Sys. Proj.) Series 2000 A, 6% 12/1/27	1,535,000	1,668,038
Michigan Muni. Bond Auth. Rev.:
(Detroit School District Proj.) Series B, 5% 6/1/12 (FSA Insured)	7,300,000	7,723,035
(Local Govt. Ln. Prog.):
Series A:
0% 12/1/07 (FGIC Insured)	5,340,000	5,025,527
4.75% 12/1/09 (FGIC Insured)	6,000,000	6,005,520
Series CA, 0% 6/15/13 (FSA Insured)	3,850,000	2,834,871
Series G, 0% 5/1/19 (AMBAC Insured)	1,865,000	1,030,487
7.5% 11/1/09 (AMBAC Insured)	20,000	20,050
Series C, 5% 5/1/11	2,085,000	2,206,284
5% 10/1/23	5,000,000	5,211,650
5.375% 10/1/19	2,005,000	2,171,896
Michigan Strategic Fund Exempt Facilities Rev. (Waste Mgmt., Inc. Proj.) 3.75%, tender 8/1/07 (c)(d)	3,000,000	2,990,700
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.):
Series A, 5.55% 9/1/29 (MBIA Insured) (d)	1,000,000	1,053,860
Series BB:
7% 7/15/08 (MBIA Insured)	2,200,000	2,358,026
7% 5/1/21 (AMBAC Insured)	8,520,000	10,930,649
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Trunk Line:
Series A:
0% 10/1/11 (AMBAC Insured)	$ 3,630,000	$ 2,906,650
5.5% 11/1/16	3,000,000	3,346,380
Series B, 5% 9/1/15 (FSA Insured)	5,000,000	5,348,100
5.25% 10/1/16 (FSA Insured)	3,000,000	3,219,540
Mona Shores School District 6.75% 5/1/10 (FGIC Insured)	2,220,000	2,469,284
Montague Pub. School District:
5.5% 5/1/16	1,005,000	1,074,425
5.5% 5/1/17	1,005,000	1,072,878
5.5% 5/1/19	1,090,000	1,160,272
Morenci Area Schools 5.25% 5/1/21 (Pre-Refunded to 5/1/12 @ 100) (e)	1,410,000	1,497,899
Mount Clemens Cmnty. School District:
0% 5/1/17	5,000,000	2,429,100
5.5% 5/1/16 (Pre-Refunded to 11/1/11 @ 100) (e)	1,000,000	1,086,190
Muskegon Heights Wtr. Sys. Rev. Series 2000 A:
5.625% 11/1/20 (Pre-Refunded to 11/1/10 @ 100) (e)	2,075,000	2,240,627
5.625% 11/1/30 (Pre-Refunded to 11/1/10 @ 100) (e)	1,570,000	1,695,317
New Haven Cmnty. Schools 5.25% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (e)	1,175,000	1,269,682
New Lothrop Area Pub. Schools Gen. Oblig. 5% 5/1/35 (FSA Insured)	1,000,000	1,036,930
Northville Pub. Schools:
Series II:
5% 5/1/15 (FSA Insured)	1,525,000	1,616,195
5% 5/1/16 (FSA Insured)	1,475,000	1,557,512
5% 5/1/17 (FSA Insured)	3,675,000	3,884,696
Northwestern Michigan Cmnty. College Impt.:
5.5% 4/1/14 (FGIC Insured)	285,000	300,595
5.5% 4/1/15 (FGIC Insured)	170,000	179,872
Northwestern Michigan College Gen. Oblig. 5% 4/1/14 (AMBAC Insured)	2,000,000	2,135,600
Oakland Univ. Rev. 5% 5/15/12 (AMBAC Insured)	1,020,000	1,084,433
Okemos Pub. School District:
0% 5/1/12 (MBIA Insured)	2,500,000	1,942,350
0% 5/1/13 (MBIA Insured)	1,700,000	1,258,272
Ovid-Elsie Area Schools Counties of Clinton, Shawassee, Saginaw and Gratiot 5% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (e)	1,515,000	1,615,278
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Petoskey Pub. School District:
5% 5/1/14 (MBIA Insured)	$ 1,430,000	$ 1,522,707
5% 5/1/16 (MBIA Insured)	1,945,000	2,068,877
Plainwell Cmnty. School District:
5% 5/1/15 (FSA Insured)	1,030,000	1,099,607
5% 5/1/16 (FSA Insured)	1,025,000	1,094,270
5.5% 5/1/14	1,000,000	1,087,110
5.5% 5/1/16 (Pre-Refunded to 11/1/12 @ 100) (e)	1,000,000	1,091,940
Port Huron Area School District County of Saint Clair:
0% 5/1/08 (Liquidity Facility Michigan School Bond Ln. Fund)	1,975,000	1,828,653
5.25% 5/1/16	1,175,000	1,261,927
5.25% 5/1/17	2,125,000	2,274,579
5.25% 5/1/18	2,175,000	2,319,050
Riverview Cmnty. School District:
5% 5/1/14	905,000	962,386
5% 5/1/15	955,000	1,012,863
5% 5/1/17	1,000,000	1,052,860
5% 5/1/18	1,000,000	1,050,770
Rochester Cmnty. School District:
Series II, 5.5% 5/1/16 (Pre-Refunded to 11/1/11 @ 100) (e)	1,125,000	1,221,964
5% 5/1/19 (MBIA Insured)	1,000,000	1,078,770
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.):
Series M, 5.25% 11/15/31 (MBIA Insured)	2,000,000	2,075,560
5.5% 1/1/14	4,000,000	4,083,640
Saint Clair County Gen. Oblig.:
5% 4/1/17 (AMBAC Insured)	1,380,000	1,454,258
5% 4/1/19 (AMBAC Insured)	1,475,000	1,552,334
Saint Joseph School District 5.5% 5/1/18 (Pre-Refunded to 11/1/11 @ 100) (e)	1,065,000	1,156,792
South Haven Pub. Schools:
5% 5/1/21 (Pre-Refunded to 5/1/13 @ 100) (e)	1,450,000	1,547,716
5% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (e)	1,350,000	1,440,977
South Lyon Cmnty. Schools (School Bldg. and Site Prog.) 5.25% 5/1/15 (FGIC Insured)	1,000,000	1,073,980
South Redford School District 5% 5/1/16 (MBIA Insured)	1,125,000	1,192,275
Southfield Library Bldg. Auth. 5.5% 5/1/21 (Pre-Refunded to 5/1/10 @ 100) (e)	1,425,000	1,522,769
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Southfield Pub. Schools:
Series A:
5.25% 5/1/17 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	$ 1,025,000	$ 1,095,407
5.25% 5/1/18 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,025,000	1,094,106
5.25% 5/1/19 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,025,000	1,094,751
5.25% 5/1/20 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,025,000	1,094,751
Series B:
5.125% 5/1/16 (FSA Insured)	2,780,000	2,972,098
5.25% 5/1/25 (FSA Insured)	6,500,000	6,940,050
Taylor City Bldg. Auth. County of Wayne Bldg. Auth. Pub. Facilities 5% 10/1/21 (MBIA Insured)	1,735,000	1,814,307
Tecumseh Pub. Schools 5.5% 5/1/30 (Pre-Refunded to 5/1/10 @ 100) (e)	1,250,000	1,335,763
Troy School District:
5% 5/1/13 (MBIA Insured) (a)	1,000,000	1,047,680
5% 5/1/15	2,135,000	2,264,360
5% 5/1/15 (MBIA Insured) (a)	1,000,000	1,051,450
5% 5/1/16 (MBIA Insured) (a)	1,000,000	1,053,610
Utica Cmnty. Schools:
5% 5/1/17	3,000,000	3,158,190
5.25% 5/1/15	725,000	780,789
5.375% 5/1/16	2,250,000	2,444,648
5.5% 5/1/17	1,000,000	1,093,510
Warren Consolidated School District 5.375% 5/1/16 (FSA Insured)	2,350,000	2,520,822
Waverly Cmnty. School District:
5% 5/1/11 (FSA Insured)	1,000,000	1,060,540
5% 5/1/17 (FSA Insured)	3,090,000	3,262,855
5.75% 5/1/14 (Pre-Refunded to 5/1/10 @ 100) (e)	1,000,000	1,077,980
5.75% 5/1/16 (Pre-Refunded to 5/1/10 @ 100) (e)	1,000,000	1,077,980
Wayne Charter County Gen. Oblig. Series 2001 A, 5.5% 12/1/17 (MBIA Insured)	1,000,000	1,064,370
West Ottawa Pub. School District 5.25% 5/1/10 (FGIC Insured)	850,000	864,416
Whitehall District Schools 5.5% 5/1/15 (Pre-Refunded to 11/1/11 @ 100) (e)	1,000,000	1,086,190
Williamston Cmnty. Schools Gen. Oblig. 5% 5/1/18 (FGIC Insured)	1,000,000	1,056,710
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Willow Run Cmnty. Schools County of Washtenaw:
5% 5/1/17 (FSA Insured)	$ 1,875,000	$ 1,979,888
5.5% 5/1/16 (Pre-Refunded to 5/1/11 @ 100) (e)	1,630,000	1,762,943
Woodhaven-Brownstown School District County of Wayne:
5.375% 5/1/16	1,710,000	1,853,811
5.375% 5/1/18 (FSA Insured)	1,875,000	2,032,688
Wyandotte City School District 5.375% 5/1/20 (Pre-Refunded to 5/1/12 @ 100) (e)	1,050,000	1,138,305
Wyandotte Elec. Rev.:
5.375% 10/1/14 (MBIA Insured)	3,485,000	3,650,119
5.375% 10/1/15 (MBIA Insured)	1,670,000	1,749,125
Wyoming Sewage Disp. Sys. Rev. 5% 6/1/30 (MBIA Insured)	4,000,000	4,169,840
Zeeland Pub. Schools:
5% 5/1/16 (FGIC Insured)	2,035,000	2,163,022
5% 5/1/17 (FGIC Insured)	1,500,000	1,589,700
5.25% 5/1/16 (MBIA Insured)	1,050,000	1,131,491
		549,399,912
Puerto Rico - 0.7%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series 1996 Y, 5% 7/1/36 (MBIA Insured)	2,500,000	2,605,650
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,123,340
		3,728,990
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $541,621,942)	553,677,102
NET OTHER ASSETS - 0.6%	3,611,434
NET ASSETS - 100%	$ 557,288,536
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Treasury Contracts
110 U.S. Treasury 10-Year Bond Contracts	June 2006	$ 11,702,969	$ 98,459
The face value of futures sold as a percentage of net assets - 2.1%
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $734,041.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $541,553,381. Net unrealized appreciation aggregated $12,123,721, of which $16,247,717 related to appreciated investment securities and $4,123,996 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Minnesota
Municipal Income Fund

March 31, 2006

1.814649.101

MNF-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.0%
	Principal Amount	Value
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	$ 375,000	$ 391,571
Minnesota - 93.9%
Anoka-Hennepin Independent School District #11:
Series 2004 B, 5% 2/1/20	1,880,000	1,968,717
Series A, 5.75% 2/1/20 (Pre-Refunded to 2/1/10 @ 100) (b)	3,950,000	4,228,633
Brainerd Independent School District #181 Series A:
5.375% 2/1/16 (FGIC Insured)	3,885,000	4,198,597
5.375% 2/1/17 (FGIC Insured)	4,300,000	4,647,096
5.375% 2/1/19 (FGIC Insured)	2,200,000	2,366,100
Brooklyn Ctr. Independent School District #286 5.1% 2/1/31 (FGIC Insured) (Pre-Refunded to 2/1/12 @ 100) (b)	6,000,000	6,347,940
Cambridge Independent School District #911 Gen. Oblig. (Minnesota School District Prog.) Series C, 5% 4/1/14 (MBIA Insured)	1,200,000	1,281,360
Centennial Independent School District #12:
Series 1996 A, 5.625% 2/1/16	1,000,000	1,033,740
Series A, 5% 2/1/19 (FSA Insured)	580,000	604,928
Chaska Elec. Rev. (Generating Facilities Proj.) Series A:
5.25% 10/1/20	2,000,000	2,130,700
5.25% 10/1/25	1,215,000	1,286,673
Duluth Econ. Dev. Auth. Health Care Facilities Rev. (Benedictine Health Sys. St. Mary's) 5.25% 2/15/28	2,350,000	2,409,150
Elk River Independent School District #728 Series A, 5% 2/1/17 (FGIC Insured)	2,000,000	2,122,820
Hopkins Independent School District #270:
5% 2/1/16 (FGIC Insured)	1,350,000	1,414,422
5.125% 2/1/17 (FGIC Insured)	1,015,000	1,072,652
Jackson County Central Independent School District #2895 5% 2/1/21 (FSA Insured)	1,220,000	1,284,453
Lake Superior Independent School District #381 Series A:
5% 4/1/15 (FSA Insured)	1,970,000	2,081,699
5% 4/1/16 (FSA Insured)	2,065,000	2,180,785
5% 4/1/17 (FSA Insured)	2,165,000	2,286,392
5% 4/1/18 (FSA Insured)	1,260,000	1,326,730
Lakeville Independent School District #194 Series A, 5% 2/1/22 (FGIC Insured)	1,000,000	1,045,160
Mankato Independent School District #77 Series A, 5% 2/1/12 (FSA Insured)	1,000,000	1,036,390
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Maple Grove Gen. Oblig. Impt. Series A, 5.2% 2/1/17 (Pre-Refunded to 2/1/07 @ 100) (b)	$ 1,120,000	$ 1,134,694
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Health Partners Oblig. Group Proj.):
5.875% 12/1/29	800,000	842,456
6% 12/1/19	2,915,000	3,191,371
(Healthspan Corp. Proj.) Series A, 4.75% 11/15/18 (AMBAC Insured)	4,500,000	4,541,715
Minneapolis & Saint Paul Metropolitan Arpts. Commission Series 13, 5.25% 1/1/11 (a)	2,840,000	2,954,282
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 1999 A, 5.125% 1/1/31 (FGIC Insured)	3,375,000	3,478,680
Series 2001 C:
5.25% 1/1/32 (FGIC Insured)	2,020,000	2,106,618
5.5% 1/1/16 (FGIC Insured)	2,500,000	2,674,725
Series 2005 C, 5% 1/1/31 (FGIC Insured)	2,090,000	2,160,099
Series A:
5% 1/1/19 (AMBAC Insured)	3,500,000	3,610,985
5% 1/1/35 (AMBAC Insured)	8,500,000	8,766,475
Series B:
5.25% 1/1/11 (AMBAC Insured) (a)	3,475,000	3,585,992
5.4% 1/1/09 (FGIC Insured) (a)	1,375,000	1,429,093
5.625% 1/1/13 (FGIC Insured) (a)	1,000,000	1,053,600
Minneapolis Art Ctr. Facilities Rev. (Walker Art Ctr. Proj.) 5.125% 7/1/21	1,250,000	1,296,638
Minneapolis Cmnty. Dev. Agcy. Tax Increment Rev.:
0% 9/1/07 (MBIA Insured)	2,860,000	2,718,602
0% 9/1/08 (MBIA Insured)	4,600,000	4,187,886
Minneapolis Gen. Oblig. (Sports Arena Proj.) 5.125% 10/1/20	2,565,000	2,643,899
Minneapolis Health Care Sys. Rev.:
(Allina Health Sys. Proj.) Series 2002 A, 6% 11/15/18	2,655,000	2,918,615
(Health Care Sys. Proj.):
Series B, 5% 5/15/09 (MBIA Insured)	3,180,000	3,299,377
Series D, 5% 11/15/34 (AMBAC Insured)	1,500,000	1,555,560
Minneapolis Rev. (Univ. of Minnesota Gateway Proj.) Series 1997 A, 5.25% 12/1/24	1,900,000	1,932,091
Minneapolis Spl. School District #1:
Series A, 5% 2/1/17 (FSA Insured)	2,000,000	2,116,560
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minneapolis Spl. School District #1: - continued
5% 2/1/15 (MBIA Insured)	$ 1,020,000	$ 1,074,621
Minneapolis Spl. School District #1 Ctfs. of Prtn.:
Series B, 5% 2/1/13 (Pre-Refunded to 2/1/07 @ 100) (b)	2,575,000	2,604,664
5.5% 2/1/21 (MBIA Insured) (Pre-Refunded to 2/1/09 @ 100) (b)	1,305,000	1,366,257
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care Sys. Proj.) Series A:
6.375% 11/15/29	90,000	99,384
6.375% 11/15/29 (Pre-Refunded to 11/15/10 @ 101) (b)	2,940,000	3,287,302
Minnesota Gen. Oblig.:
(Duluth Arpt. Proj.) Series B, 6.25% 8/1/14 (a)	900,000	901,413
5% 8/1/16	3,500,000	3,693,620
5% 8/1/18	10,775,000	11,403,393
5.2% 5/1/07	1,340,000	1,341,621
5.25% 8/1/13	755,000	795,815
5.5% 6/1/17	2,150,000	2,281,516
Minnesota Higher Ed. Facilities Auth. Rev.:
(Hamline Univ. Proj.) Series 5B, 5.95% 10/1/19	600,000	630,168
(Saint John's Univ. Proj.):
Series 4L, 5.4% 10/1/22 (Pre-Refunded to 10/1/07 @ 100) (b)	3,500,000	3,590,510
5% 10/1/08	1,000,000	1,029,920
(Saint Thomas Univ. Proj.) Series 4M, 5.35% 4/1/17 (Pre-Refunded to 4/1/07 @ 100) (b)	1,500,000	1,525,275
(Trustees of the Hamline Univ. of Minnesota Proj.) Series 41, 6% 10/1/12	440,000	444,875
(Univ. of St. Thomas Proj.) Series 6I, 5% 4/1/23	1,000,000	1,039,870
Minnesota Muni. Pwr. Agcy. Elec. Rev. 5.25% 10/1/21	4,450,000	4,730,172
Minnesota Pub. Facilities Auth. Wtr. Poll. Cont. Rev. 5% 3/1/16	295,000	298,428
Minnesota Retirement Sys. Bldg. Rev.:
5.55% 6/1/14	590,000	629,082
5.6% 6/1/15	590,000	630,439
5.65% 6/1/16	625,000	669,275
5.7% 6/1/17	900,000	964,755
5.75% 6/1/18	975,000	1,047,004
5.75% 6/1/19	1,050,000	1,127,133
5.8% 6/1/20	1,000,000	1,075,360
5.875% 6/1/22	2,425,000	2,613,714
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minnesota State Colleges & Univs. Board of Tustees Rev. Series A, 5% 10/1/18 (MBIA Insured)	$ 1,465,000	$ 1,552,402
Mounds View Independent School District #621 Series 2000 A, 5.375% 2/1/24 (Pre-Refunded to 2/1/11 @ 100) (b)	3,000,000	3,192,960
Northeast Metropolitan Intermediate School District #916 Ctfs. of Prtn. 5% 1/1/13	1,000,000	1,044,680
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
5.25% 1/1/13 (FSA Insured)	1,000,000	1,057,780
5.375% 1/1/14 (FSA Insured)	8,400,000	8,923,824
Osseo Independent School District #279:
(School Bldg. Proj.):
Series 2000 A, 5.25% 2/1/21 (Pre-Refunded to 8/1/10 @ 100) (b)	2,625,000	2,774,126
Series A:
5.75% 2/1/11 (Pre-Refunded to 8/1/10 @ 100) (b)	2,420,000	2,605,299
5.75% 2/1/12 (Pre-Refunded to 8/1/10 @ 100) (b)	3,100,000	3,337,367
Series A, 5.25% 2/1/14 (FSA Insured)	2,705,000	2,893,403
Series B, 5% 2/1/13	2,000,000	2,080,920
Owatonna Pub. Utils. Commission Pub. Utils. Rev.:
5% 1/1/11 (AMBAC Insured)	720,000	759,024
5% 1/1/13 (AMBAC Insured)	800,000	850,200
5% 1/1/15 (AMBAC Insured)	715,000	755,962
Prior Lake Ind. School District #719 Series 2000, 5.5% 2/1/15 (FSA Insured)	900,000	952,920
Ramsey County Gen. Oblig. Series A, 5% 2/1/18	1,530,000	1,619,536
Robbinsdale Independent School District #281:
5% 2/1/16 (FSA Insured)	2,410,000	2,528,837
5% 2/1/16 (FSA Insured)	1,015,000	1,068,622
5% 2/1/17 (FSA Insured)	2,535,000	2,655,970
5% 2/1/18 (FSA Insured)	2,520,000	2,637,608
Rochester Health Care Facilities Rev.:
(Mayo Foundation Proj.) Series A, 5.5% 11/15/27	4,750,000	4,964,890
(Mayo Foundation/Mayo Med. Ctr. Proj.) Series I:
5.875% 11/15/08	1,000,000	1,055,910
5.9% 11/15/09	1,000,000	1,074,030
Roseville Independent School District #623 (School District Cr. Enhancement Prog.) Series A, 5% 2/1/15 (FSA Insured)	400,000	418,972
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A:
5.75% 5/1/26 (FSA Insured)	$ 7,020,000	$ 7,539,691
5.875% 5/1/30 (FSA Insured)	4,000,000	4,316,320
6.25% 5/1/20 (FSA Insured)	2,760,000	3,024,436
Saint Cloud Hosp. Facilities Rev. (Saint Cloud Hosp. Proj.) Series B, 5% 7/1/20 (AMBAC Insured)	1,000,000	1,012,290
Saint Louis Park Health Care Facilities Rev. (Park Nicollet Health Services Proj.) Series B, 5.5% 7/1/25	2,000,000	2,113,700
Saint Louis Park Independent School District #283:
5.65% 2/1/16 (Pre-Refunded to 2/1/09 @ 100) (b)	2,630,000	2,763,920
5.75% 2/1/20 (Pre-Refunded to 2/1/09 @ 100) (b)	3,765,000	3,966,729
Saint Michael Independent School District #885 5% 2/1/27 (FSA Insured)	7,000,000	7,242,340
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Regions Hosp. Proj.) 5.3% 5/15/28	1,250,000	1,264,563
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (Healtheast Proj.) 6% 11/15/30	2,000,000	2,141,300
Saint Paul Independent School District #625:
Series 2000 A, 5.5% 2/1/21 (Pre-Refunded to 2/1/10 @ 100) (b)	1,060,000	1,125,423
Series A, 5% 2/1/17 (FSA Insured)	220,000	232,069
Series B:
5% 2/1/16 (FSA Insured)	1,025,000	1,095,008
5% 2/1/17 (FSA Insured)	1,300,000	1,383,824
5% 2/1/18 (FSA Insured)	395,000	415,469
Series C, 5% 2/1/21	1,000,000	1,047,190
Saint Paul Port Auth. Energy Park Tax Increment Rev. 5% 2/1/08 (Escrowed to Maturity) (b)	2,500,000	2,563,300
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	2,000,000	2,024,540
Series 2003 11, 5.25% 12/1/20	3,000,000	3,194,130
Series 2003 12:
5.125% 12/1/27	5,000,000	5,229,850
5.25% 12/1/18	3,685,000	3,935,875
Shakopee Health Care Facilities Rev. (Saint Francis Reg'l. Med. Ctr. Proj.) 5.25% 9/1/34	2,500,000	2,564,775
South Washington County Independent School District #833 Series A:
5.4% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (b)	3,925,000	4,153,396
5.5% 2/1/19 (Pre-Refunded to 2/1/10 @ 100) (b)	1,000,000	1,061,720
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 1994 A, 0% 1/1/21 (MBIA Insured)	$ 14,670,000	$ 7,429,181
Series 2002 A:
5% 1/1/10 (AMBAC Insured)	1,620,000	1,693,969
5% 1/1/12 (AMBAC Insured)	2,660,000	2,817,419
Series A:
0% 1/1/19 (MBIA Insured)	5,210,000	2,915,308
5.25% 1/1/15 (AMBAC Insured)	1,000,000	1,085,980
5.25% 1/1/16 (AMBAC Insured)	4,360,000	4,748,040
Spring Lake Park Ind. School District #16 Series B:
5% 2/1/15 (MBIA Insured)	2,085,000	2,200,655
5% 2/1/16 (MBIA Insured)	2,230,000	2,352,338
5% 2/1/17 (MBIA Insured)	2,400,000	2,531,664
Suburban Hennepin Reg'l. Park District 5% 2/1/12	1,000,000	1,034,480
Virginia Hsg. & Redev. Auth. Health Care Facility Lease Rev. 5.25% 10/1/25	440,000	446,899
Washington County Gen. Oblig. 5.5% 2/1/21 (Pre-Refunded to 2/1/10 @ 100) (b)	1,450,000	1,539,494
Watertown Independent School District #111 Series A, 5% 2/1/22 (FSA Insured)	1,495,000	1,571,066
Wayzata Ind. School District #284 Series B, 5% 2/1/16 (FSA Insured)	1,005,000	1,069,802
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series A:
5% 1/1/30 (MBIA Insured)	3,000,000	3,103,800
6.375% 1/1/16 (Escrowed to Maturity) (b)	1,320,000	1,463,431
Willmar Independent School District #347 Series A, 5% 2/1/11 (MBIA Insured)	2,000,000	2,111,060
		319,782,422
Puerto Rico - 4.0%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	2,680,000	2,960,274
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series D, 5.25% 7/1/38 (Pre-Refunded to 7/1/12 @ 100) (b)	2,500,000	2,699,525
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (b)	2,795,000	2,997,526
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A: - continued
5.5% 10/1/40 (Escrowed to Maturity) (b)	$ 1,090,000	$ 1,166,191
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series HH, 5.25% 7/1/29 (FSA Insured)	3,700,000	3,939,538
		13,763,054
TOTAL INVESTMENT PORTFOLIO - 98.0% (Cost $325,360,759)	333,937,047
NET OTHER ASSETS - 2.0%	6,717,256
NET ASSETS - 100%	$ 340,654,303
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(b) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $325,187,386. Net unrealized appreciation aggregated $8,749,661, of which $10,430,938 related to appreciated investment securities and $1,681,277 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal Income Fund

March 31, 2006

1.815010.101

HIY-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.2%
	Principal Amount (000s)	Value (000s)
Alabama - 0.2%
Alabama Pub. School & College Auth. Rev. Series 1999 C, 5.75% 7/1/18	$ 2,000	$ 2,149
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5% 11/15/09	2,700	2,780
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Series B, 5% 1/1/43 (MBIA Insured)	2,500	2,550
Jefferson County Ltd. Oblig. School Warrants Series A, 5.5% 1/1/22	2,900	3,091
		10,570
Arizona - 1.1%
Arizona School Facilities Board Ctfs. of Prtn. Series C:
5% 9/1/14 (FSA Insured)	2,000	2,130
5% 9/1/15 (FSA Insured)	1,815	1,930
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Sr. Series A1, 5.9% 5/1/24 (h)	2,000	2,109
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Intel Corp. Proj.) 4.375%, tender 12/1/10 (e)(h)	5,500	5,575
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.) 5.65% 4/1/06	3,625	3,625
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Samaritan Health Svcs. Proj.) Series A, 7% 12/1/16 (Escrowed to Maturity) (i)	2,000	2,430
Phoenix Civic Impt. Corp. Excise Tax Rev. (Civic Plaza Expansion Proj.) Series A:
5% 7/1/30 (FGIC Insured)	5,525	5,761
5% 7/1/41 (FGIC Insured)	7,000	7,219
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
5% 7/1/20 (MBIA Insured)	5,000	5,284
5% 7/1/29 (MBIA Insured)	2,000	2,086
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev. Series 2005 A:
4.75% 1/1/35	2,000	2,019
5% 1/1/35	1,500	1,561
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Health Care Proj.) 5.8% 12/1/31	3,250	3,461
Tucson Gen. Oblig. Series 2002, 5% 7/1/10	2,645	2,774
Univ. of Arizona Univ. Revs. Series 2005 A:
5% 6/1/18 (AMBAC Insured)	1,225	1,300
5% 6/1/31 (AMBAC Insured)	2,000	2,088
		51,352
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arkansas - 0.2%
Little Rock School District Series 2001 C, 5.25% 2/1/33 (FSA Insured)	$ 6,500	$ 6,754
North Little Rock Elec. Rev. Series A, 6.5% 7/1/10 (MBIA Insured)	3,840	4,063
		10,817
California - 13.3%
ABC Unified School District 0% 8/1/28 (FGIC Insured)	3,925	1,356
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	4,275	2,232
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5.5% 5/1/15 (AMBAC Insured)	8,800	9,619
6% 5/1/14 (MBIA Insured)	3,500	3,926
California Econ. Recovery:
Series 2004 A, 5.25% 7/1/12	2,700	2,911
Series A:
5% 7/1/15 (MBIA Insured)	11,700	12,505
5.25% 1/1/11	3,700	3,949
5.25% 7/1/13 (MBIA Insured)	7,600	8,257
5.25% 7/1/14 (FGIC Insured)	5,100	5,558
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.):
0% 10/1/16 (MBIA Insured)	2,140	1,363
0% 10/1/17 (MBIA Insured)	2,050	1,241
0% 10/1/18 (MBIA Insured)	1,675	963
0% 10/1/22 (MBIA Insured)	5,000	2,362
California Gen. Oblig.:
Series 1999, 5.75% 12/1/12 (FGIC Insured)	5,000	5,418
Series 2005, 5.75% 12/1/24	1,360	1,469
5% 2/1/11	8,000	8,423
5% 2/1/11	2,000	2,106
5% 3/1/15	7,000	7,434
5.125% 9/1/12	2,000	2,105
5.25% 2/1/11	1,000	1,064
5.25% 3/1/12	2,300	2,464
5.25% 3/1/13	3,530	3,798
5.25% 2/1/14	7,600	8,187
5.25% 2/1/15	10,000	10,753
5.25% 2/1/15	8,300	8,925
5.25% 2/1/16	4,300	4,621
5.25% 2/1/19	5,620	5,988
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.25% 2/1/20	$ 2,000	$ 2,127
5.25% 2/1/24	4,000	4,226
5.25% 2/1/28	8,500	8,932
5.25% 11/1/28	4,485	4,722
5.25% 2/1/33	16,300	17,040
5.25% 12/1/33	15,900	16,739
5.25% 4/1/34	15,600	16,410
5.5% 2/1/12	8,000	8,665
5.5% 3/1/12	2,000	2,147
5.5% 9/1/24 (Pre-Refunded to 9/1/09 @ 101) (i)	800	857
5.5% 4/1/28	14,000	15,304
5.5% 4/1/30	16,700	18,220
5.5% 11/1/33	39,600	43,069
5.625% 5/1/20	2,285	2,444
California Health Facilities Fing. Auth. Rev. (Cedars-Sinai Med. Ctr. Proj.):
5% 11/15/09	2,000	2,084
5% 11/15/13	1,000	1,052
California Hsg. Fin. Agcy. Home Mtg. Rev. Series 1983 A, 0% 2/1/15 (MBIA Insured)	187	93
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 2004 B, 3.5%, tender 6/1/07 (FGIC Insured) (e)(h)	8,800	8,785
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A1, 4.7%, tender 4/1/12 (e)(h)	1,000	1,015
California Pub. Works Board Lease Rev.:
(Various California State Univ. Projs.) Series A, 5.25% 12/1/13	5,000	5,006
Series 2005 A, 5.25% 6/1/30	14,000	14,662
Series 2005 H:
5% 6/1/16	6,000	6,333
5% 6/1/17	5,000	5,258
5% 6/1/18	10,300	10,761
Series 2005 J, 5% 1/1/17	6,000	6,326
Series B:
5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,575	1,694
5.25% 11/1/26 (XL Cap. Assurance, Inc. Insured)	2,860	3,067
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (e)	3,500	3,430
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(Kaiser Permanente Health Sys. Proj.) Series 2004 G, 2.3%, tender 5/1/07 (e)	$ 4,000	$ 3,943
Compton Cmnty. Redev. Agcy. (Tax Allocation-Compton Redev. Proj.) Series A, 6.5% 8/1/13 (FSA Insured)	4,000	4,081
Encinitas Union School District 0% 8/1/20 (MBIA Insured)	3,500	1,815
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	5,070	5,151
0% 1/15/27 (a)	2,500	2,163
5% 1/15/16 (MBIA Insured)	2,800	2,941
5.75% 1/15/40	6,300	6,386
Golden State Tobacco Securitization Corp.:
Series 2003 A1:
5% 6/1/21	2,750	2,769
6.75% 6/1/39	10,340	11,628
Series 2003 B:
5% 6/1/10 (Escrowed to Maturity) (i)	2,000	2,102
5% 6/1/12 (Escrowed to Maturity) (i)	2,255	2,401
Series A:
5% 6/1/35 (FGIC Insured)	18,600	19,150
5% 6/1/45	35,695	36,251
5% 6/1/45 (FGIC Insured)	9,000	9,212
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Services Proj.):
5% 9/1/18 (AMBAC Insured)	1,000	1,054
5% 9/1/19 (AMBAC Insured)	2,545	2,673
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	5,000	5,114
Series A, 5.125% 7/1/41 (MBIA Insured)	9,985	10,282
Los Angeles Unified School District:
Series A:
5.375% 7/1/17 (MBIA Insured)	9,400	10,242
5.5% 7/1/15 (MBIA Insured)	6,140	6,811
Series F, 5% 7/1/18 (FSA Insured)	10,000	10,565
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (i)	2,685	3,095
Mojave Wtr. Agcy. Impt. District M Gen. Oblig. (Morongo Basin Pipeline Proj.) 5% 9/1/14 (AMBAC Insured) (c)	2,130	2,266
Monrovia Unified School District Series B, 0% 8/1/29 (FGIC Insured)	4,525	1,483
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
North City West School Facilities Fing. Auth. Spl. Tax:
Series C, 5% 9/1/10 (AMBAC Insured) (c)	$ 1,000	$ 1,045
Subseries C:
5% 9/1/13 (AMBAC Insured) (c)	2,250	2,377
5% 9/1/19 (AMBAC Insured) (c)	3,015	3,201
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	4,780	4,804
San Diego Unified School District (Election of 1998 Proj.) Series E2:
5.5% 7/1/25 (FSA Insured)	10,000	11,588
5.5% 7/1/26 (FSA Insured)	6,700	7,769
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Second Series 10A, 5.55% 5/1/14 (MBIA Insured) (h)	5,875	6,001
Second Series 27A, 5.5% 5/1/09 (MBIA Insured) (h)	4,330	4,527
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A:
0% 1/15/12 (MBIA Insured)	9,900	7,880
0% 1/15/34 (MBIA Insured)	10,000	2,585
5.25% 1/15/30 (MBIA Insured)	3,600	3,708
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (FGIC Insured)	5,430	2,075
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	4,475	4,724
Univ. of California Revs. (UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/15 (AMBAC Insured)	2,990	3,287
5.5% 5/15/16 (AMBAC Insured)	3,155	3,465
5.5% 5/15/17 (AMBAC Insured)	3,325	3,640
5.5% 5/15/19 (AMBAC Insured)	3,700	4,029
5.5% 5/15/22 (AMBAC Insured)	1,000	1,086
5.5% 5/15/23 (AMBAC Insured)	1,025	1,111
Series B:
5.5% 5/15/15 (AMBAC Insured)	5,105	5,683
5.5% 5/15/16 (AMBAC Insured)	6,500	7,179
5.5% 5/15/17 (AMBAC Insured)	6,860	7,571
Val Verde Unified School District Ctfs. of Prtn. Series B, 5% 1/1/30 (FGIC Insured)	2,200	2,272
		624,650
Colorado - 1.9%
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series B, 5% 11/1/17 (MBIA Insured)	2,475	2,626
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (i)	$ 9,500	$ 4,399
Colorado Health Facilities Auth. Rev. Series 2001:
6.5% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (i)	5,040	5,757
6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (i)	2,700	3,101
Colorado Springs Arpt. Rev. Series C:
0% 1/1/09 (MBIA Insured)	1,655	1,481
0% 1/1/10 (MBIA Insured)	1,500	1,288
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series D, 5.25% 9/1/43 (MBIA Insured)	33,385	35,240
Dawson Ridge Metropolitan District # 1 Series 1992 A, 0% 10/1/22 (Escrowed to Maturity) (i)	32,490	14,893
Denver Health & Hosp. Auth. Health Care Rev. Series A, 6.25% 12/1/33	2,000	2,172
Douglas and Elbert Counties School District #RE1:
5.75% 12/15/20 (FGIC Insured)	1,500	1,689
5.75% 12/15/22 (FGIC Insured)	1,000	1,126
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 A, 5.75% 9/1/29 (MBIA Insured)	10,000	10,885
Series B, 0% 9/1/15 (MBIA Insured)	3,600	2,388
Northwest Pkwy Pub. Hwy. Auth. Sr. Series A:
5.5% 6/15/15 (AMBAC Insured)	1,000	1,081
5.5% 6/15/19 (AMBAC Insured)	1,000	1,075
		89,201
District Of Columbia - 1.2%
District of Columbia Gen. Oblig.:
Series 2005 A:
5.25% 6/1/27 (MBIA Insured)	13,200	13,719
5.25% 6/1/27 (Pre-Refunded to 6/1/08 @ 101) (i)	4,130	4,311
Series B, 0% 6/1/12 (MBIA Insured)	8,800	6,772
District of Columbia Rev.:
(George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	12,600	13,509
(Georgetown Univ. Proj.) Series A:
5.95% 4/1/14 (MBIA Insured)	2,000	2,120
6% 4/1/18 (MBIA Insured)	13,835	14,675
		55,106
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - 2.1%
Boynton Beach Util. Sys. Rev. 5.5% 11/1/19 (FGIC Insured)	$ 3,300	$ 3,740
Florida Board of Ed. Cap. Outlay Series B, 5.5% 6/1/15 (FGIC Insured)	3,655	3,967
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.):
Series A, 5% 11/15/17	1,200	1,241
3.95%, tender 9/1/12 (e)	9,300	9,083
5%, tender 11/16/09 (e)	12,500	12,904
5.25% 11/15/12	3,935	4,071
5.25% 11/15/13	3,140	3,241
Jacksonville Elec. Auth. Rev.:
(Saint Johns River Proj.) Series 13 Issue 2, 5.375% 10/1/16 (MBIA Insured)	4,535	4,589
(Third Installment Proj.) Series 73, 6.8% 7/1/12 (Escrowed to Maturity) (i)	2,210	2,405
Jacksonville Port Auth. Rev. 5.75% 11/1/09 (MBIA Insured) (h)	1,000	1,030
JEA Elec. Sys. Rev. Series 3A, 5% 10/1/41 (FSA Insured)	10,800	11,043
Miami-Dade County Aviation Rev. (Miami Int'l. Arpt. Proj.) Series A, 5% 10/1/37 (XL Cap. Assurance, Inc. Insured) (h)	5,750	5,863
Miami-Dade County Edl. Facilities Auth. Rev. 5.75% 4/1/29 (AMBAC Insured)	5,000	5,374
Miami-Dade County School Board Ctfs. of Prtn. 5%, tender 5/1/11 (MBIA Insured) (e)	3,600	3,781
Orange County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.) 5.625% 11/15/32	2,000	2,120
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
6% 4/1/08 (AMBAC Insured) (h)	5,000	5,176
6% 4/1/09 (AMBAC Insured) (h)	8,090	8,493
Seminole County School Board Ctfs. of Prtn. Series A:
5% 7/1/16 (MBIA Insured)	1,645	1,750
5% 7/1/20 (MBIA Insured)	1,745	1,822
South Broward Hosp. District Rev. 5.625% 5/1/32 (MBIA Insured)	2,630	2,864
Tampa Wtr. & Swr. Rev. 6% 10/1/17 (FSA Insured)	1,000	1,167
Univ. of Central Florida Athletics Assoc., Inc. Ctfs. of Prtn. Series A, 5% 10/1/35 (FGIC Insured)	1,000	1,024
		96,748
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - 3.1%
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/37 (FSA Insured)	$ 38,395	$ 39,417
5% 11/1/43 (FSA Insured)	74,650	76,003
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	12,100	12,831
College Park Bus. & Indl. Dev. Auth. Civic Ctr. Proj. Rev. Series 2000, 5.75% 9/1/20 (Pre-Refunded to 9/1/10 @ 102) (i)	5,800	6,375
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (i)	4,595	2,215
Fulton County Wtr. & Swr. Rev. 6.375% 1/1/14 (FGIC Insured)	140	157
Gainesville & Hall County Hosp. Auth. Rev. Anticipation Ctfs. (Northeast Georgia Health Sys., Inc. Proj.) 5.5% 5/15/31	4,500	4,643
Richmond County Dev. Auth. Rev.:
(Southern Care Corp. Facility Proj.) Series A, 0% 12/1/21 (Escrowed to Maturity) (i)	5,615	2,706
Series C, 0% 12/1/21 (Escrowed to Maturity) (i)	2,200	1,060
		145,407
Hawaii - 0.4%
Hawaii Arpts. Sys. Rev.:
Series 2000 A, 5.75% 7/1/21 (FGIC Insured)	2,640	2,841
Series 2000 B, 8% 7/1/11 (FGIC Insured) (h)	9,250	10,910
Hawaii Gen. Oblig. Series CU, 5.75% 10/1/12 (MBIA Insured)	2,130	2,299
Honolulu City and County Wastewtr. Sys. Sr. Series 2001 5.5% 7/1/18 (AMBAC Insured)	1,090	1,163
		17,213
Illinois - 12.3%
Chicago Board of Ed.:
(Westinghouse High School Proj.) Series C:
5.25% 12/1/19 (MBIA Insured)	1,000	1,073
5.25% 12/1/20 (MBIA Insured)	4,500	4,816
5.5% 12/1/23 (MBIA Insured)	1,000	1,098
Series A:
0% 12/1/16 (FGIC Insured)	3,200	1,998
5.5% 12/1/27 (AMBAC Insured)	4,000	4,574
Chicago Gen. Oblig.:
(City Colleges Proj.):
0% 1/1/14 (FGIC Insured)	17,000	12,324
0% 1/1/15 (FGIC Insured)	20,000	13,743
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
(City Colleges Proj.):
0% 1/1/26 (FGIC Insured)	$ 16,000	$ 6,396
0% 1/1/30 (FGIC Insured)	18,670	6,097
(Neighborhoods Alive 21 Prog.):
5% 1/1/28 (AMBAC Insured)	2,000	2,066
5% 1/1/43 (AMBAC Insured)	4,535	4,622
Series 2000 D, 5.5% 1/1/35 (FGIC Insured)	15,000	15,865
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	2,500	2,645
Series A:
5% 1/1/41 (Pre-Refunded to 1/1/15 @ 100) (i)	1,300	1,367
5% 1/1/42 (AMBAC Insured)	18,955	19,351
5.25% 1/1/22 (MBIA Insured)	2,085	2,211
5.25% 1/1/33 (MBIA Insured)	8,300	8,641
5.5% 1/1/38 (MBIA Insured)	21,290	22,594
5.5% 1/1/38 (Pre-Refunded to 1/1/11 @ 101) (i)	210	228
Series C, 5.7% 1/1/30 (FGIC Insured)	5,760	6,201
5.5% 1/1/40 (FGIC Insured)	5,515	5,828
Chicago Midway Arpt. Rev. Series B:
5.25% 1/1/13 (MBIA Insured) (h)	2,910	2,964
5.25% 1/1/14 (MBIA Insured) (h)	3,060	3,116
6% 1/1/08 (MBIA Insured) (h)	2,170	2,226
6% 1/1/10 (MBIA Insured) (h)	2,435	2,494
6.125% 1/1/11 (MBIA Insured) (h)	2,580	2,644
Chicago Motor Fuel Tax Rev. Series A, 5.25% 1/1/19 (AMBAC Insured)	1,780	1,899
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (AMBAC Insured) (h)	10,000	10,609
Series A:
5.5% 1/1/16 (AMBAC Insured) (h)	10,770	11,106
5.6% 1/1/10 (AMBAC Insured)	4,500	4,600
6.25% 1/1/09 (AMBAC Insured) (h)	6,040	6,267
Series B:
5.25% 1/1/14 (FGIC Insured)	2,000	2,154
5.75% 1/1/30 (AMBAC Insured)	13,420	14,475
Chicago Park District Series A:
5.25% 1/1/18 (FGIC Insured)	4,690	5,015
5.25% 1/1/19 (FGIC Insured)	3,000	3,200
5.25% 1/1/20 (FGIC Insured)	2,195	2,337
5.5% 1/1/19 (FGIC Insured)	475	506
5.5% 1/1/20 (FGIC Insured)	490	522
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Pub. Bldg. Commission Bldg. Rev. (Chicago Transit Auth. Proj.) 5.25% 3/1/16 (AMBAC Insured)	$ 3,600	$ 3,860
Chicago Spl. Trans. Rev. Series 2001:
5.25% 1/1/31 (Pre-Refunded to 1/1/27 @ 100) (i)	11,670	12,282
5.5% 1/1/17 (Escrowed to Maturity) (i)	1,135	1,217
Chicago Transit Auth. Cap. Grant Receipts Rev. (Douglas Branch Proj.) Series 2003 B, 5% 6/1/07 (AMBAC Insured)	250	251
Chicago Wtr. Rev. 0% 11/1/16 (AMBAC Insured)	7,555	4,734
Cicero Gen. Oblig. 5.25% 12/1/26 (MBIA Insured)	3,010	3,201
Cook County Gen. Oblig. Series C, 5% 11/15/25 (AMBAC Insured)	8,400	8,671
DuPage County Forest Preserve District Rev. 0% 11/1/17	6,665	3,973
Evanston Gen. Oblig. Series C:
5.25% 1/1/16	1,000	1,066
5.25% 1/1/22	2,000	2,128
Franklin Park Village Cook County Gen. Oblig. Series B:
5% 7/1/17 (AMBAC Insured)	1,380	1,453
5% 7/1/18 (AMBAC Insured)	1,450	1,523
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.85%, tender 5/1/08 (e)(h)	5,600	5,569
Hodgkins Tax Increment Rev. 5% 1/1/11	2,075	2,142
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	4,500	2,542
Illinois Dev. Fin. Auth. Retirement 0% 7/15/23 (Escrowed to Maturity) (i)	5,050	2,215
Illinois Dev. Fin. Auth. Rev.:
(DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/17	2,800	3,037
(Revolving Fund-Master Trust Prog.):
5.5% 9/1/18	5,365	5,812
5.5% 9/1/19	4,405	4,778
Illinois Edl. Facilities Auth. Revs.:
(Northwestern Univ. Proj.) 5% 12/1/38	23,250	23,798
(Univ. of Chicago Proj.):
Series 2004 B1, 3.45%, tender 7/1/08 (e)	3,350	3,326
Series 2005 A:
5.25% 7/1/41	755	790
5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (i)	305	330
Series A, 5.125% 7/1/38	1,585	1,621
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series A, 4.3%, tender 6/1/16 (AMBAC Insured) (e)	3,860	3,835
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.:
First Series:
5.25% 12/1/17 (FSA Insured)	$ 2,260	$ 2,419
5.25% 12/1/20 (FSA Insured)	2,000	2,139
5.375% 12/1/14 (FSA Insured)	5,000	5,389
5.375% 7/1/15 (MBIA Insured)	3,700	3,978
5.5% 4/1/16 (FSA Insured)	1,300	1,409
5.5% 8/1/16 (MBIA Insured)	13,000	14,102
5.5% 8/1/17 (MBIA Insured)	7,500	8,127
5.5% 2/1/18 (FGIC Insured)	1,000	1,077
5.5% 8/1/18 (MBIA Insured)	5,000	5,418
5.75% 12/1/18 (MBIA Insured)	1,200	1,292
Series 2006, 5.5% 1/1/31	3,000	3,469
5.5% 4/1/17 (MBIA Insured)	7,065	7,479
5.6% 4/1/21 (MBIA Insured)	7,500	7,933
5.7% 4/1/16 (MBIA Insured)	7,350	7,854
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.):
6.5% 5/15/30	9,000	9,538
7% 5/15/22	5,000	5,470
(Lake Forest Hosp. Proj.):
Series A, 6.25% 7/1/22	4,200	4,600
6% 7/1/33	3,775	4,006
(Lutheran Gen. Health Care Sys. Proj.) Series C:
6% 4/1/18	3,000	3,334
7% 4/1/14	1,500	1,745
(Riverside Health Sys. Proj.) 6.85% 11/15/29 (Pre-Refunded to 11/15/10 @ 101) (i)	5,025	5,719
(Swedish American Hosp. Proj.) 6.875% 11/15/30 (Pre-Refunded to 5/15/10 @ 101) (i)	6,970	7,775
6.75% 2/15/15 (Escrowed to Maturity) (i)	1,000	1,104
Illinois Reg'l. Trans. Auth. Series A, 8% 6/1/17 (AMBAC Insured)	4,500	5,935
Illinois Sales Tax Rev. 6% 6/15/20	4,600	4,976
Kane & DeKalb Counties Cmnty. Unit School District #302 5.8% 2/1/22 (FGIC Insured)	3,795	4,247
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/18 (FGIC Insured)	7,240	4,097
Lake County Warren Township High School District #121, Gurnee Series C:
5.5% 3/1/24 (AMBAC Insured)	2,945	3,228
5.625% 3/1/21 (AMBAC Insured)	2,505	2,782
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lake County Warren Township High School District #121, Gurnee Series C: - continued
5.75% 3/1/19 (AMBAC Insured)	$ 2,240	$ 2,525
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	26,420	28,821
Series 2002 B, 0% 6/15/20 (MBIA Insured) (a)	2,000	1,570
Series A:
0% 6/15/08 (MBIA Insured)	3,820	3,518
0% 6/15/11 (Escrowed to Maturity) (i)	6,000	4,879
0% 6/15/15 (FGIC Insured)	15,000	10,135
0% 6/15/19 (FGIC Insured)	3,225	1,788
0% 6/15/19 (MBIA Insured)	2,870	1,591
0% 6/15/20 (FGIC Insured)	3,470	1,840
0% 6/15/34 (MBIA Insured)	2,625	689
5.25% 12/15/10 (AMBAC Insured)	12,950	13,246
6.65% 6/15/12 (FGIC Insured)	250	250
Series 2002:
0% 6/15/10 (Escrowed to Maturity) (i)	16,640	14,116
0% 6/15/13 (Escrowed to Maturity) (i)	4,155	3,064
0% 6/15/13 (FGIC Insured)	5,575	4,149
Moline Gen. Oblig. Series A, 5.5% 2/1/17 (FGIC Insured)	1,000	1,080
Univ. of Illinois Auxiliary Facilities Sys. Rev.:
Series A, 0% 4/1/21 (MBIA Insured)	4,965	2,504
0% 4/1/17 (MBIA Insured)	16,270	9,977
0% 4/1/20 (MBIA Insured)	8,000	4,240
Will County Cmnty. Unit School District #365, Valley View 0% 11/1/17 (FSA Insured)	3,200	1,908
		576,557
Indiana - 1.9%
Anderson School Bldg. Corp.:
5.5% 7/15/18 (Pre-Refunded to 7/15/14 @ 100) (i)	1,780	1,969
5.5% 7/15/24 (Pre-Refunded to 7/15/14 @ 100) (i)	1,460	1,615
5.5% 1/15/28 (Pre-Refunded to 7/15/14 @ 100) (i)	2,500	2,766
Avon 2000 Cmnty. School Bldg. Corp. 5% 7/15/17 (FSA Insured)	2,835	3,005
Clark-Pleasant 2004 School Bldg. Corp.:
5.25% 7/15/23 (FSA Insured)	1,545	1,638
5.25% 7/15/25 (FSA Insured)	1,720	1,816
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Crown Point Multi-School Bldg. Corp. 0% 1/15/21 (MBIA Insured)	$ 7,480	$ 3,759
Franklin Township Independent School Bldg. Corp., Marion County:
5% 7/15/24 (MBIA Insured)	1,365	1,413
5.25% 7/15/17 (MBIA Insured)	1,885	2,034
GCS School Bldg. Corp. One 5% 7/15/22 (FSA Insured)	1,545	1,613
Hamilton Southeastern Cumberland Campus School Bldg. Corp. 5.125% 1/15/23 (AMBAC Insured)	1,250	1,305
Hammond School Bldg. Corp. 5% 7/15/16 (MBIA Insured)	1,845	1,959
Indiana Bond Bank Series B:
5% 2/1/19 (MBIA Insured)	1,940	2,033
5% 2/1/20 (MBIA Insured)	1,635	1,709
Indiana Dev. Fin. Auth. Rev. 5.95% 8/1/30 (h)	7,350	7,710
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.7%, tender 10/1/15 (e)(h)	3,000	2,989
Indiana Health Facilities Fing. Auth. Hosp. Rev.:
(Columbus Reg'l. Hosp. Proj.) 7% 8/15/15 (FSA Insured)	2,500	2,895
5.5% 2/15/30 (Pre-Refunded to 8/15/10 @ 101.5) (i)	5,295	5,741
Indiana Trans. Fin. Auth. Hwy.:
Series 1993 A, 0% 6/1/18 (AMBAC Insured)	1,700	983
Series A, 0% 6/1/16 (AMBAC Insured)	6,470	4,130
Indianapolis Arpt. Auth. Rev. Series A, 5.6% 7/1/15 (FGIC Insured)	1,000	1,024
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series 2002 A, 5.5% 1/1/18 (Pre-Refunded to 7/1/12 @ 100) (i)	1,250	1,363
Petersburg Poll. Cont. Rev.:
(Indianapolis Pwr. & Lt. Co. Proj.) 5.9% 12/1/24 (h)	10,000	10,578
5.95% 12/1/29 (h)	2,000	2,115
Portage Township Multi-School Bldg. Corp.:
5.25% 7/15/17 (MBIA Insured)	1,375	1,478
5.25% 7/15/22 (MBIA Insured)	1,785	1,911
5.25% 7/15/24 (MBIA Insured)	1,975	2,105
5.25% 7/15/25 (MBIA Insured)	2,085	2,220
5.25% 1/15/29 (MBIA Insured)	1,265	1,342
South Harrison School Bldg. Corp. Series A:
5.25% 7/15/22 (FSA Insured)	2,820	3,031
5.5% 7/15/21 (FSA Insured)	2,675	2,938
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Southmont School Bldg. Corp. 5% 7/15/15 (FGIC Insured)	$ 2,000	$ 2,105
Westfield Washington Multi-School Bldg. Corp. Series A:
5% 7/15/15 (FSA Insured)	1,360	1,449
5% 7/15/18 (FSA Insured)	1,500	1,576
		88,317
Iowa - 0.7%
Iowa Fin. Auth. Hosp. Facilities Rev.:
5.875% 2/15/30 (Pre-Refunded to 2/15/10 @ 101) (i)	15,000	16,310
6.625% 2/15/12 (Pre-Refunded to 2/15/10 @ 101) (i)	2,000	2,224
6.75% 2/15/13 (Pre-Refunded to 2/15/10 @ 101) (i)	1,000	1,117
6.75% 2/15/14 (Pre-Refunded to 2/15/10 @ 101) (i)	1,280	1,429
6.75% 2/15/15 (Pre-Refunded to 2/15/10 @ 101) (i)	1,000	1,117
6.75% 2/15/17 (Pre-Refunded to 2/15/10 @ 101) (i)	1,000	1,117
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (i)	10,000	10,655
		33,969
Kansas - 0.4%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series A, 4.75%, tender 10/1/07 (e)	7,800	7,874
Kansas Dev. Fin. Auth. Health Facilities Rev. (Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) Series J, 6.25% 12/1/28	4,500	4,900
Topeka Combined Util. Impt. Rev. Series 2005 A:
6% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,200	1,390
6% 8/1/25 (XL Cap. Assurance, Inc. Insured)	1,100	1,265
6% 8/1/27 (XL Cap. Assurance, Inc. Insured)	1,235	1,414
		16,843
Kentucky - 0.7%
Jefferson County Cap. Projs. Corp. Rev. (Lease Prog.) Series A, 0% 8/15/11	5,250	4,168
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (FGIC Insured) (d)	15,750	16,832
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series 2001 A:
5.25% 7/1/09 (FSA Insured) (h)	$ 1,545	$ 1,604
5.5% 7/1/10 (FSA Insured) (h)	3,800	4,015
Owensboro Elec. Lt. & Pwr. Rev. Series B, 0% 1/1/10 (AMBAC Insured)	7,440	6,411
		33,030
Louisiana - 0.6%
Louisiana Gas & Fuel Tax Rev. Series A, 5.375% 6/1/20 (AMBAC Insured)	3,000	3,161
Monroe-West Monroe Pub. Trust Fing. Auth. Mtg. Rev. Series C, 0% 8/20/14	8,625	5,750
New Orleans Gen. Oblig.:
0% 9/1/09 (AMBAC Insured)	16,500	14,384
0% 9/1/11 (AMBAC Insured)	3,080	2,449
0% 9/1/13 (AMBAC Insured)	3,350	2,415
0% 9/1/14 (AMBAC Insured)	3,165	2,161
		30,320
Maine - 0.1%
Maine Tpk. Auth. Tpk. Rev. 5.25% 7/1/30 (FSA Insured)	3,000	3,185
Maryland - 0.5%
Baltimore Convention Ctr. Hotel Rev. Series A, 5.25% 9/1/39 (XL Cap. Assurance, Inc. Insured)	6,000	6,396
Maryland Econ. Dev. Corp. (Univ. of Maryland, Baltimore County Student Hsg. Proj.):
5% 6/1/14 (CDC IXIS Finl. Guaranty Insured) (c)	1,020	1,085
5% 6/1/16 (CDC IXIS Finl. Guaranty Insured) (c)	1,000	1,067
5% 6/1/19 (CDC IXIS Finl. Guaranty Insured) (c)	1,500	1,586
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Good Samaritan Hosp. Proj.):
5.75% 7/1/13 (Escrowed to Maturity) (i)	1,605	1,751
5.75% 7/1/13 (Escrowed to Maturity) (i)	995	1,085
(Univ. of Maryland Med. Sys. Proj.) 6.75% 7/1/30 (Pre-Refunded to 7/1/10 @ 101) (i)	10,415	11,691
		24,661
Massachusetts - 6.8%
Massachusetts Bay Trans. Auth.:
Series 2000 A, 5.25% 7/1/30	1,465	1,529
Series A, 5% 7/1/31	11,000	11,411
Series B, 6.2% 3/1/16	3,800	4,334
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Ed. Ln. Auth. Ed. Ln. Rev.:
Series A Issue E, 4.9% 7/1/13 (AMBAC Insured) (h)	$ 2,985	$ 3,019
Series B Issue E:
5.85% 7/1/06 (AMBAC Insured) (h)	615	616
5.95% 7/1/07 (AMBAC Insured) (h)	660	662
6.05% 7/1/08 (AMBAC Insured) (h)	675	677
6.15% 7/1/10 (AMBAC Insured) (h)	270	271
6.25% 7/1/11 (AMBAC Insured) (h)	170	171
6.3% 7/1/12 (AMBAC Insured) (h)	160	161
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	10,000	10,817
5.75% 6/15/12	5,000	5,375
5.75% 6/15/13	5,000	5,384
Massachusetts Gen. Oblig.:
Series 2005 A:
5% 3/1/21 (FSA Insured)	20,000	21,056
5% 3/1/22	6,500	6,804
Series 2005 C, 5.25% 9/1/23	19,745	21,199
Series D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (i)	4,200	4,461
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (i)	14,000	15,095
5.25% 10/1/21 (Pre-Refunded to 10/1/13 @ 100) (i)	9,000	9,704
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (j)	3,855	3,862
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (AMBAC Insured)	2,000	2,138
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	3,800	3,819
(South Shore Hosp. Proj.) Series F, 5.75% 7/1/29	11,930	12,555
(Tufts Univ. Proj.) Series I, 5.5% 2/15/36	10,000	10,548
(Wellesley College Proj.) Series F, 5.125% 7/1/39	5,705	5,869
Massachusetts Indl. Fin. Agcy. Resource Recovery Rev. (Ogden Haverhill Proj.) Series 1992 A, 4.95% 12/1/06	2,000	2,013
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2:
0% 8/1/08	5,000	4,555
0% 8/1/09	21,800	18,995
0% 8/1/10	2,000	1,664
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Series A, 5% 7/1/10 (Escrowed to Maturity) (i)	$ 3,010	$ 3,039
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (h)	2,000	2,104
5.5% 1/1/14 (AMBAC Insured) (h)	2,540	2,658
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A:
5% 8/15/23 (FSA Insured)	29,965	31,401
5% 8/15/26 (FSA Insured)	10,000	10,456
5% 8/15/30 (FSA Insured)	30,000	31,297
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1999 A, 5.25% 1/1/29 (AMBAC Insured)	14,400	14,960
Sr. Series A, 5.125% 1/1/23 (MBIA Insured)	7,950	8,183
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	12,230	12,712
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	90	94
Route 3 North Trans. Impt. Assoc. Lease Rev. 5.75% 6/15/16 (MBIA Insured)	4,850	5,207
Springfield Gen. Oblig. 5% 8/1/19 (MBIA Insured)	7,015	7,394
		318,269
Michigan - 1.2%
Carman-Ainsworth Cmnty. School District 5% 5/1/18 (FSA Insured)	2,175	2,298
Clarkston Cmnty. Schools:
5.25% 5/1/29 (Pre-Refunded to 5/1/13 @ 100) (i)	3,600	3,898
5.375% 5/1/20	1,775	1,935
Detroit Wtr. Supply Sys. Rev. Series 2001 A, 5.25% 7/1/33 (FGIC Insured)	4,520	4,734
Ferris State Univ. Rev. 5% 10/1/20 (MBIA Insured)	3,165	3,310
Fowlerville Cmnty. School District 5.25% 5/1/17 (FGIC Insured)	1,425	1,532
Lake Orion Cmnty. School District Series B, 5.25% 5/1/25 (Pre-Refunded to 5/1/10 @ 100) (i)	2,000	2,115
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (i)	1,460	1,573
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Mercy Health Svcs. Proj.):
Series Q, 5.375% 8/15/26 (Escrowed to Maturity) (i)	$ 4,750	$ 4,814
Series W, 5.25% 8/15/27 (Escrowed to Maturity) (i)	4,000	4,070
Series X:
6% 8/15/34 (Pre-Refunded to 8/15/09 @ 101) (i)	7,145	7,711
6% 8/15/34 (Pre-Refunded to 8/15/09 @ 101) (i)	3,530	3,810
(Sisters of Mercy Health Corp. Proj.) Series P, 5.375% 8/15/14 (Escrowed to Maturity) (i)	420	441
(Trinity Health Sys. Proj.) Series 2000 A, 6% 12/1/27	2,000	2,173
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.):
Series M, 5.25% 11/15/31 (MBIA Insured)	7,000	7,264
5.5% 1/1/14	3,695	3,772
6.25% 1/1/09	400	424
Troy School District 5% 5/1/17 (MBIA Insured) (c)	2,000	2,096
		57,970
Minnesota - 1.1%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Health Partners Oblig. Group Proj.) 6% 12/1/18	1,000	1,095
(Healthspan Corp. Proj.) Series A, 4.75% 11/15/18 (AMBAC Insured)	9,700	9,790
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series A, 5% 1/1/35 (AMBAC Insured)	4,000	4,125
Minneapolis Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2002 A, 6% 11/15/23	6,000	6,556
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care Sys. Proj.) Series A:
6.375% 11/15/29	375	414
6.375% 11/15/29 (Pre-Refunded to 11/15/10 @ 101) (i)	11,625	12,998
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A, 5.875% 5/1/30 (FSA Insured)	8,500	9,172
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (Healtheast Proj.) 6% 11/15/30	2,000	2,141
Saint Paul Port Auth. Lease Rev. Series 2003 11:
5.25% 12/1/18	1,710	1,826
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Saint Paul Port Auth. Lease Rev. Series 2003 11: - continued
5.25% 12/1/19	$ 2,850	$ 3,040
Waconia Independent School District #110 Series A, 5% 2/1/15 (FSA Insured)	555	581
		51,738
Mississippi - 0.1%
Hinds County Rev. (Mississippi Methodist Hosp. & Rehabilitation Proj.) 5.6% 5/1/12 (AMBAC Insured)	4,000	4,154
Missouri - 0.2%
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	2,125	2,406
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.):
Series 2002 B, 5.5% 7/1/17	1,780	1,946
Series 2003 A:
5.125% 1/1/19	5,000	5,290
5.25% 1/1/18	1,280	1,366
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series C, 5.5% 3/1/16 (h)	115	115
		11,123
Montana - 0.4%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.) Series A, 5.2%, tender 5/1/09 (e)	7,700	7,953
Montana Board of Invt. (Payroll Tax Workers Compensation Prog.):
Series 1996:
6.875% 6/1/20 (Escrowed to Maturity) (i)	1,255	1,338
6.875% 6/1/20 (Escrowed to Maturity) (i)	3,870	4,126
6.875% 6/1/20 (Escrowed to Maturity) (i)	2,005	2,138
Montana Board of Regents Higher Ed. Rev. (Montana State Univ. Proj.) 5% 11/15/34 (AMBAC Insured)	2,000	2,076
		17,631
Nevada - 1.1%
Clark County Arpt. Rev. Series C:
5.375% 7/1/17 (AMBAC Insured) (h)	4,310	4,540
5.375% 7/1/19 (AMBAC Insured) (h)	1,100	1,156
5.375% 7/1/21 (AMBAC Insured) (h)	1,600	1,680
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Gen. Oblig.:
Series 2000, 5.5% 7/1/30 (MBIA Insured)	$ 4,500	$ 4,726
5.5% 7/1/21 (MBIA Insured)	1,100	1,161
Henderson Health Care Facility Rev. (Catholic Healthcare West Proj.) Series 2005 B, 5% 7/1/08	2,700	2,768
Las Vegas Valley Wtr. District Series B, 5.25% 6/1/17 (MBIA Insured)	6,285	6,702
Truckee Meadows Wtr. Auth. Wtr. Rev. 5.25% 7/1/34 (FSA Insured)	18,855	19,596
Washoe County Gen. Oblig. (Reno Sparks Proj.) Series B:
0% 7/1/12 (FSA Insured)	4,605	3,540
0% 7/1/13 (FSA Insured)	4,590	3,359
0% 7/1/14 (FSA Insured)	3,000	2,089
		51,317
New Hampshire - 0.2%
Nashua Gen. Oblig. 5.25% 9/15/18	1,000	1,068
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (e)(h)	6,100	5,982
New Hampshire Tpk. Sys. Rev. 5% 5/1/09 (AMBAC Insured) (c)	2,000	2,060
		9,110
New Jersey - 3.0%
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 K, 5.5% 12/15/19 (AMBAC Insured)	9,500	10,733
Series 2005 O:
5.125% 3/1/30	5,000	5,197
5.25% 3/1/23	4,500	4,766
5.25% 3/1/26	11,305	11,913
Series O:
5.25% 3/1/21 (MBIA Insured)	2,800	3,006
5.25% 3/1/25	9,900	10,439
New Jersey Health Care Facilities Fing. Auth. Rev. (Christ Hosp. Group Issue Proj.) 7% 7/1/06 (Escrowed to Maturity) (i)	845	852
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25 (FSA Insured)	6,200	6,490
New Jersey Trans. Trust Fund Auth. Series B, 5.5% 12/15/21 (MBIA Insured)	5,000	5,661
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
North Hudson Swr. Auth. Swr. Rev. Series A:
5.25% 8/1/18 (FGIC Insured)	$ 3,235	$ 3,477
5.25% 8/1/19 (FGIC Insured)	2,735	2,921
Ocean County Utils. Auth. Wastewtr. Rev. 5.25% 1/1/07	650	658
Tobacco Settlement Fing. Corp.:
4.375% 6/1/19	16,530	16,508
5.75% 6/1/32	8,905	9,248
6.125% 6/1/24	23,700	25,596
6.125% 6/1/42	4,500	4,733
6.375% 6/1/32	6,300	6,863
6.75% 6/1/39	6,600	7,376
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/28 (FGIC Insured)	5,560	6,074
		142,511
New Mexico - 0.4%
Albuquerque Arpt. Rev.:
6.5% 7/1/08 (AMBAC Insured) (h)	1,500	1,579
6.7% 7/1/18 (AMBAC Insured) (h)	2,500	2,628
6.75% 7/1/09 (AMBAC Insured) (h)	1,150	1,243
6.75% 7/1/10 (AMBAC Insured) (h)	1,700	1,861
6.75% 7/1/12 (AMBAC Insured) (h)	1,935	2,185
New Mexico Edl. Assistance Foundation Sr. Series A3, 4.95% 3/1/09 (h)	5,000	5,126
Univ. of New Mexico Univ. Revs. Series A, 6% 6/1/21	5,340	6,206
		20,828
New York - 11.0%
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/21 (FSA Insured)	1,575	1,713
5.75% 5/1/23 (FSA Insured)	1,750	1,900
Series 2004:
5.75% 5/1/21 (FSA Insured)	3,845	4,311
5.75% 5/1/24 (FSA Insured)	3,000	3,363
5.75% 5/1/25 (FSA Insured)	3,400	3,807
5.75% 5/1/26 (FSA Insured)	5,200	5,815
5.75% 5/1/14 (FSA Insured)	3,500	3,876
5.75% 5/1/15 (FSA Insured)	7,870	8,696
5.75% 5/1/16 (FSA Insured)	7,120	7,993
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.): - continued
5.75% 5/1/18 (FSA Insured)	$ 3,460	$ 3,778
5.75% 5/1/18 (FSA Insured)	9,220	10,350
5.75% 5/1/20 (FSA Insured)	8,000	8,969
5.75% 5/1/22 (FSA Insured)	1,000	1,124
Long Island Pwr. Auth. Elec. Sys. Rev.:
5% 12/1/25 (FGIC Insured)	5,000	5,252
5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	2,600	2,716
5% 12/1/35	2,000	2,063
Metropolitan Trans. Auth. Dedicated Tax Fund Series A, 5.5% 11/15/26 (FSA Insured)	2,200	2,390
Metropolitan Trans. Auth. Rev. Series F, 5.25% 11/15/27 (MBIA Insured)	3,400	3,624
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A, 5.75% 7/1/31 (AMBAC Insured)	3,800	4,129
Series A, 5.5% 1/1/20 (MBIA Insured)	4,200	4,554
Series B, 5.5% 7/1/19 (MBIA Insured)	2,000	2,170
Series O, 5.75% 7/1/13 (Escrowed to Maturity) (i)	14,250	15,409
Nassau County Gen. Oblig. Series Z, 5% 9/1/11 (FGIC Insured)	2,300	2,417
New York City Gen. Oblig.:
Series 2000 A:
6.5% 5/15/11	5,120	5,658
6.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 101) (i)	225	251
Series 2002 C, 5.5% 8/1/13	5,000	5,416
Series 2003 A, 5.5% 8/1/20 (MBIA Insured)	8,000	8,718
Series 2003 I, 5.75% 3/1/16	5,500	6,034
Series 2005 G:
5% 8/1/14	2,400	2,540
5% 8/1/15	1,500	1,591
5.25% 8/1/16	3,525	3,814
Series 2005 J, 5% 3/1/20	14,035	14,639
Series A, 5.25% 11/1/14 (MBIA Insured)	1,850	1,982
Series B, 5.75% 8/1/14	2,000	2,194
Series C:
5.75% 3/15/27 (FSA Insured)	1,035	1,123
5.75% 3/15/27 (Pre-Refunded to 3/15/12 @ 100) (i)	2,965	3,277
Series G, 5.25% 8/1/14 (AMBAC Insured)	2,500	2,660
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Subseries 2005 F1:
5% 9/1/15	$ 4,000	$ 4,243
5.25% 9/1/14	5,060	5,448
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (h)	1,385	1,420
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Terminal One Group Assoc. Proj.) 5% 1/1/09 (h)	3,100	3,174
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	3,300	3,452
Series A, 5.125% 6/15/34 (MBIA Insured)	13,800	14,435
Series B, 5.125% 6/15/31	10,545	10,941
Series G, 5.125% 6/15/32	2,000	2,068
New York City Transitional Fin. Auth. Rev. Series A, 5.75% 2/15/16	130	140
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	6,000	6,275
New York Local Govt. Assistance Corp. Series C, 5.5% 4/1/17	22,015	24,249
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/09	4,370	4,588
5.75% 7/1/13	8,750	9,476
Series C, 7.5% 7/1/10 (FGIC Insured)	21,250	22,992
(Long Island Jewish Med. Ctr. Proj.) 5.25% 7/1/11 (MBIA Insured)	3,770	3,944
(State Univ. Edl. Facilities Proj.) Series A, 5.875% 5/15/17 (FGIC Insured)	6,865	7,924
(Suffolk County Judicial Facilities Proj.) Series A, 9.5% 4/15/14 (Escrowed to Maturity) (i)	690	946
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	3,000	3,296
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Series F:
4.875% 6/15/18	4,205	4,321
4.875% 6/15/20	8,500	8,720
5% 6/15/15	3,015	3,126
New York State Med. Care Facilities Fin. Agcy. Rev. (Homeowner Mtg. Prog.) Series E, 6.2% 2/15/15	1,265	1,291
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27 (FSA Insured)	$ 12,500	$ 13,496
New York State Thruway Auth. Svc. Contract Rev. 5.5% 4/1/16	2,350	2,541
New York State Urban Dev. Corp. Rev. Series 2004 A2, 5.5% 3/15/21 (MBIA Insured)	14,360	16,347
New York Transitional Fin. Auth. Rev.:
Series 2003 D, 5% 2/1/31	3,500	3,610
Series 2004 C, 5% 2/1/33 (FGIC Insured)	5,000	5,186
Series B:
5.25% 8/1/19	2,000	2,145
5.25% 2/1/29 (b)	7,000	7,411
Niagara Falls City Niagara County Pub. Impt. (Pub. Impt. Proj.) 7.5% 3/1/18 (MBIA Insured)	500	661
Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	10,500	11,276
Tobacco Settlement Fing. Corp.:
Series 2003 C1, 5.5% 6/1/19	9,500	10,268
Series A1:
5.25% 6/1/21 (AMBAC Insured)	5,645	6,026
5.25% 6/1/22 (AMBAC Insured)	3,850	4,095
5.5% 6/1/14	7,500	7,862
5.5% 6/1/15	33,500	35,457
5.5% 6/1/18 (MBIA Insured)	2,000	2,161
Series C1:
5.5% 6/1/14	7,300	7,652
5.5% 6/1/15	9,900	10,478
5.5% 6/1/16	3,820	4,083
5.5% 6/1/17	9,200	9,810
5.5% 6/1/20	2,200	2,374
Triborough Bridge & Tunnel Auth. (Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	6,095	6,530
Triborough Bridge & Tunnel Auth. Revs.:
Series 2005 A, 5.125% 1/1/22	4,000	4,201
Series A, 5% 1/1/32 (MBIA Insured)	470	485
Series B:
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (i)	2,000	2,233
5.5% 1/1/30 (Pre-Refunded to 1/1/22 @ 100) (i)	4,000	4,534
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Triborough Bridge & Tunnel Auth. Revs.: - continued
Series SR, 5.5% 1/1/12 (Escrowed to Maturity) (i)	$ 9,685	$ 10,190
Tsasc, Inc. Rev. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (i)	7,800	8,409
		516,306
New York & New Jersey - 0.3%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (h)	3,400	3,494
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (h)	10,275	11,634
		15,128
North Carolina - 4.1%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) 5.25% 6/1/20 (MBIA Insured)	1,800	1,929
Dare County Ctfs. of Prtn.:
5.25% 6/1/17 (AMBAC Insured)	1,620	1,736
5.25% 6/1/18 (AMBAC Insured)	1,620	1,731
5.25% 6/1/19 (AMBAC Insured)	1,540	1,647
5.25% 6/1/22 (AMBAC Insured)	1,620	1,729
5.25% 6/1/23 (AMBAC Insured)	1,620	1,720
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A:
5.125% 10/1/41	6,380	6,566
5.125% 7/1/42	34,200	35,352
5.25% 7/1/42	9,805	10,260
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series B, 5.25% 6/1/17	3,600	3,869
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A:
5.5% 1/1/11	8,700	9,238
5.75% 1/1/26	4,000	4,200
Series B:
7% 1/1/08	10,030	10,514
7.25% 1/1/07	8,375	8,567
Series C:
5.25% 1/1/09	2,500	2,581
7% 1/1/07	15,715	16,062
Series D:
5.375% 1/1/10	4,500	4,709
6.7% 1/1/19	5,000	5,474
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.: - continued
Series D:
6.75% 1/1/26	$ 7,000	$ 7,676
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A:
5% 2/1/19	2,945	3,085
5% 2/1/20	1,500	1,569
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 1999 B, 6.375% 1/1/08	7,000	7,300
Series A:
5.125% 1/1/15 (MBIA Insured)	6,860	7,064
5.125% 1/1/17 (MBIA Insured)	15,350	15,800
5.125% 1/1/17 (MBIA Insured)	16,000	16,638
Univ. of North Carolina at Chapel Hill Rev. Series A, 4.75% 12/1/34	5,000	5,050
		192,066
North Dakota - 0.6%
Mercer County Poll. Cont. Rev. (Antelope Valley Station/Basin Elec. Pwr. Coop. Proj.) 7.2% 6/30/13 (AMBAC Insured)	26,000	29,856
Ohio - 0.9%
Franklin County Hosp. Rev. 5.5% 5/1/28 (Pre-Refunded to 5/1/11 @ 101) (i)	4,265	4,648
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.) 5.5% 2/15/08	1,225	1,262
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series A:
6% 12/1/19	4,905	5,392
6% 12/1/19 (Escrowed to Maturity) (i)	5,095	5,567
6% 12/1/26 (Escrowed to Maturity) (i)	10,000	10,867
Ohio Solid Waste Rev. (Waste Mgmt., Inc. Proj.) 4.85%, tender 11/1/07 (e)(h)	5,000	5,063
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B, 6.375% 11/15/30	3,000	3,213
Univ. of Cincinnati Ctfs. of Prtn. 5.125% 6/1/28 (MBIA Insured)	3,750	3,865
		39,877
Oklahoma - 1.1%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (i)	2,080	1,648
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.25% 10/1/29 (FGIC Insured)	$ 4,000	$ 4,281
5.5% 10/1/22 (FGIC Insured)	2,845	3,118
5.5% 10/1/23 (FGIC Insured)	3,005	3,286
5.5% 10/1/24 (FGIC Insured)	3,175	3,464
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) 6% 2/15/29	15,000	16,071
Oklahoma Industries Auth. Rev. (Health Sys. Oblig. Group Proj.) Series A:
5.75% 8/15/29 (MBIA Insured)	11,420	12,090
5.75% 8/15/29 (Pre-Refunded to 8/15/09 @ 101) (i)	8,330	8,925
		52,883
Oregon - 0.4%
Clackamas County School District #62C, Oregon City Series 2004:
5% 6/15/18 (FSA Insured)	1,325	1,399
5% 6/15/19 (FSA Insured)	3,395	3,569
Clackamus County School District #7J:
5.25% 6/1/23 (FSA Insured)	2,000	2,242
5.25% 6/1/24 (FSA Insured)	2,605	2,929
Port Morrow Poll. Cont. Rev. (Pacific Northwest Proj.) Series A:
8% 7/15/06	385	390
8% 7/15/07	430	437
8% 7/15/08	480	488
8% 7/15/09	540	549
8% 7/15/10	605	615
8% 7/15/11	385	391
Washington County School District #15:
5.5% 6/15/20 (FSA Insured)	1,770	1,996
5.5% 6/15/21 (FSA Insured)	1,060	1,196
Yamhill County School District #029J Newberg 5.5% 6/15/20 (FGIC Insured)	1,000	1,133
		17,334
Pennsylvania - 1.4%
Annville-Cleona School District:
5.5% 3/1/24 (FSA Insured)	1,350	1,483
5.5% 3/1/25 (FSA Insured)	1,400	1,535
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	3,000	3,230
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series B, 5.25% 5/15/22 (AMBAC Insured)	$ 4,400	$ 4,547
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A:
6% 6/1/22 (AMBAC Insured)	2,000	2,370
6.1% 6/1/12 (AMBAC Insured)	3,000	3,344
6.125% 6/1/14 (AMBAC Insured)	5,230	5,958
Northumberland County Auth. Commonwealth Lease Rev. (State Correctional Facilities Proj.) 0% 10/15/13 (Escrowed to Maturity) (i)	11,455	8,328
Pennsylvania Convention Ctr. Auth. Rev. Series A, 6.7% 9/1/16 (Escrowed to Maturity) (i)	2,000	2,310
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A, 6.375% 11/1/41 (h)	8,700	9,273
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (e)(h)	3,100	3,084
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2004 A, 3.95%, tender 11/1/09 (e)(h)	5,000	4,952
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Systems Proj.) Series A, 5% 8/15/16 (AMBAC Insured)	3,600	3,838
Pennsylvania Hsg. Fin. Agcy.:
Series 54A, 5.375% 10/1/28 (h)	330	334
Series C, 8.1% 7/1/13	555	556
Philadelphia Arpt. Rev. Series 1998, 5.375% 6/15/10 (FGIC Insured) (h)	4,425	4,636
Philadelphia Gen. Oblig. Series 2003 A:
5% 2/15/10 (XL Cap. Assurance, Inc. Insured)	2,000	2,089
5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,061
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (FGIC Insured)	3,000	3,124
		66,052
Puerto Rico - 0.3%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	2,300	2,526
5.75% 7/1/19 (FGIC Insured)	3,240	3,578
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (i)	$ 5,315	$ 5,700
5.5% 10/1/40 (Escrowed to Maturity) (i)	970	1,038
Series C, 5.5% 7/1/21 (FGIC Insured)	3,000	3,403
		16,245
Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Rev.:
(Lifespan Corp. Proj.) Series A:
5% 5/15/11	1,680	1,744
5% 5/15/13 (FSA Insured)	4,000	4,233
(Univ. of Rhode Island Univ. Revs. Proj.) Series A:
5.25% 9/15/15 (AMBAC Insured)	1,725	1,858
5.25% 9/15/16 (AMBAC Insured)	1,815	1,961
5.25% 9/15/18 (AMBAC Insured)	1,005	1,076
5.5% 9/15/24 (AMBAC Insured)	2,000	2,180
		13,052
South Carolina - 0.7%
Greenville County School District Installment Purp. Rev. 5% 12/1/11 (c)	3,750	3,936
Lexington County Health Svcs. District, Inc. Hosp. Rev. 6% 11/1/18	3,500	3,860
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5.25% 12/1/18	1,540	1,633
Richland County Hosp. Facilities Rev. (Cmnty. Provider Pooled Ln. Prog.) Series A, 7.125% 7/1/17 (Escrowed to Maturity) (i)	1,500	1,735
Rock Hill Util. Sys. Rev. Series 2003 A:
5.375% 1/1/17 (FSA Insured)	2,100	2,263
5.375% 1/1/23 (FSA Insured)	1,025	1,100
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.375% 12/15/21 (Pre-Refunded to 12/15/10 @ 102) (i)	4,000	4,656
South Carolina Ports Auth. Ports Rev. 5.5% 7/1/08 (FSA Insured) (h)	3,515	3,643
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2005 B, 5% 1/1/18 (MBIA Insured)	2,200	2,350
Series 2005 B, 5% 1/1/19 (MBIA Insured)	2,500	2,656
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev.: - continued
Series A, 5.5% 1/1/15 (FGIC Insured)	$ 5,000	$ 5,548
York County Wtr. & Swr. Rev. 5.25% 12/1/30 (MBIA Insured)	1,120	1,181
		34,561
South Dakota - 0.0%
South Dakota Lease Rev. Series A, 6.625% 9/1/12 (FSA Insured)	1,000	1,148
Tennessee - 1.0%
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Fort Sanders Alliance Proj.) Series C:
5.25% 1/1/15 (MBIA Insured)	3,300	3,564
5.75% 1/1/14 (MBIA Insured)	2,000	2,224
7.25% 1/1/10 (MBIA Insured)	2,660	2,972
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series A:
6.25% 2/15/09 (MBIA Insured) (h)	1,500	1,594
6.25% 2/15/10 (MBIA Insured) (h)	1,000	1,080
6.25% 2/15/11 (MBIA Insured) (h)	1,415	1,551
Series B, 6.5% 2/15/09 (MBIA Insured) (h)	500	535
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Rev. (Ascension Health Cr. Group Proj.) Series A, 6% 11/15/30 (Pre-Refunded to 11/15/09 @ 101) (i)	1,630	1,770
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. 7.7% 1/1/12 (FGIC Insured)	5,600	6,435
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Hosp. Proj.):
6.5% 9/1/26 (Pre-Refunded to 9/1/12 @ 100) (i)	8,410	9,638
6.5% 9/1/26 (Pre-Refunded to 9/1/12 @ 100) (i)	14,090	16,148
		47,511
Texas - 12.9%
Abilene Independent School District:
5% 2/15/16	2,035	2,154
5% 2/15/18	2,000	2,108
5% 2/15/23	3,205	3,349
Aledo Independent School District Series A, 5.125% 2/15/33	2,775	2,888
Argyle Independent School District 5.25% 8/15/40 (FSA Insured)	1,745	1,843
Arlington Gen. Oblig. 5% 8/15/18 (FGIC Insured)	1,215	1,275
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Cmnty. College District 5.5% 8/1/34	$ 4,600	$ 4,972
Austin Independent School District:
5.25% 8/1/10 (c)	5,245	5,538
5.25% 8/1/11 (c)	2,000	2,130
5.25% 8/1/15 (c)	2,000	2,169
Austin Util. Sys. Rev.:
0% 5/15/10 (MBIA Insured)	7,970	6,781
0% 5/15/17 (FGIC Insured)	4,700	2,873
0% 5/15/18 (FGIC Insured)	5,000	2,900
Austin Wtr. & Wastewtr. Sys. Rev.:
5% 11/15/12 (MBIA Insured) (c)	2,375	2,484
5% 11/15/15 (MBIA Insured) (c)	1,250	1,308
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev. 5.375% 5/1/20 (FSA Insured)	1,660	1,776
Birdville Independent School District:
0% 2/15/11	8,665	7,137
0% 2/15/13	13,690	10,279
Boerne Independent School District 5.25% 2/1/35	11,000	11,539
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series 1995 B, 5.05%, tender 6/19/06 (e)(h)	4,815	4,829
Brownsville Util. Sys. Rev. Series A, 5% 9/1/31 (AMBAC Insured)	5,000	5,155
Canyon Independent School District Series A, 5.5% 2/15/21	1,855	2,009
Cedar Hill Independent School District 0% 8/15/09	1,575	1,369
Clint Independent School District:
5.5% 8/15/19	1,055	1,144
5.5% 8/15/20	1,110	1,201
5.5% 8/15/21	1,175	1,273
Conroe Independent School District:
Series B, 0% 2/15/10	2,805	2,407
0% 2/15/11	1,500	1,236
Corpus Christi Util. Sys. Rev.:
5.25% 7/15/18 (FSA Insured)	3,305	3,589
5.25% 7/15/19 (FSA Insured)	4,000	4,333
Corsicana Independent School District 5.125% 2/15/34	3,275	3,418
Cypress-Fairbanks Independent School District:
Series A:
0% 2/15/12	20,900	16,466
0% 2/15/13	6,425	4,824
0% 2/15/14	11,475	8,219
0% 2/15/16	9,700	6,297
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Cypress-Fairbanks Independent School District: - continued
5.75% 2/15/19 (Pre-Refunded to 2/15/12 @ 100) (i)	$ 4,400	$ 4,844
5.75% 2/15/21 (Pre-Refunded to 2/15/12 @ 100) (i)	1,000	1,101
Denton County Lewisville Independent School District Series 2004, 5% 8/15/16	3,465	3,631
Duncanville Independent School District 5.65% 2/15/28	30	33
Fort Worth Wtr. & Swr. Rev. 5% 2/15/16 (FSA Insured)	6,000	6,343
Frisco Independent School District:
Series C:
5% 8/15/22	2,000	2,097
5% 8/15/26	3,765	3,922
5.375% 8/15/17	2,715	2,921
Gainesville Independent School District 5.25% 2/15/36 (Permanent School Fund of Texas Insured)	1,900	2,020
Garland Wtr. & Swr. Rev. 5.25% 3/1/23 (AMBAC Insured)	1,315	1,391
Grand Prairie Independent School District 0% 2/15/16	3,775	2,455
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.):
5.25% 4/15/15 (MBIA Insured)	1,570	1,685
5.25% 4/15/16 (MBIA Insured)	1,680	1,798
5.25% 4/15/17 (MBIA Insured)	2,295	2,449
5.25% 4/15/18 (MBIA Insured)	1,915	2,039
5.25% 4/15/19 (MBIA Insured)	1,000	1,066
5.25% 4/15/20 (MBIA Insured)	1,565	1,665
Harlandale Independent School District:
Series 2005, 5.7% 8/15/30	100	107
5.5% 8/15/35	45	48
6% 8/15/16	35	38
Harris County Gen. Oblig.:
Series A, 5.25% 8/15/35 (FSA Insured)	11,400	11,946
0% 10/1/13 (MBIA Insured)	5,550	4,062
0% 10/1/14 (MBIA Insured)	11,000	7,672
0% 8/15/25 (MBIA Insured)	3,000	1,204
0% 8/15/28 (MBIA Insured)	5,000	1,712
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A:
5.375% 2/15/26 (Pre-Refunded to 8/15/11 @ 100) (i)	3,000	3,224
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A: - continued
5.625% 2/15/13 (Pre-Refunded to 8/15/11 @ 100) (i)	$ 4,625	$ 5,026
Harris County Hosp. District Mtg. Rev.:
7.4% 2/15/10 (AMBAC Insured)	1,120	1,207
7.4% 2/15/10 (Escrowed to Maturity) (i)	425	453
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.) 5.5% 3/1/15 (FGIC Insured)	1,985	2,147
Houston Arpt. Sys. Rev.:
Series A:
5.625% 7/1/20 (FSA Insured) (h)	2,000	2,126
5.625% 7/1/21 (FSA Insured) (h)	3,350	3,560
6% 7/1/08 (FGIC Insured) (h)	1,000	1,045
Series B, 5.5% 7/1/30 (FSA Insured)	10,645	11,236
Houston Independent School District:
Series A, 0% 8/15/11	6,400	5,159
0% 8/15/13	9,835	7,217
Humble Independent School District:
Series 2005 B, 5.25% 2/15/22 (FGIC Insured)	1,995	2,136
0% 2/15/16	3,000	1,957
0% 2/15/17	3,480	2,153
Hurst Euless Bedford Independent School District:
0% 8/15/11	3,620	2,918
0% 8/15/12	5,105	3,931
0% 8/15/13	3,610	2,649
Katy Independent School District:
Series A, 5% 2/15/16	2,500	2,633
0% 8/15/11	4,170	3,362
Keller Independent School District Series 1996 A, 0% 8/15/17	2,000	1,201
Kennedale Independent School District 5.5% 2/15/29	3,335	3,618
Killeen Independent School District:
5.25% 2/15/17	2,105	2,240
5.25% 2/15/18	1,325	1,406
La Joya Independent School District 5.25% 2/15/23	2,940	3,133
Little Elm Independent School District 5.5% 8/15/21	2,540	2,709
Lower Colorado River Auth. Rev.:
5.25% 1/1/15 (Escrowed to Maturity) (i)	6,260	6,827
5.25% 5/15/18 (AMBAC Insured)	2,020	2,152
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Services Corp. Proj.) Series C:
5.25% 5/15/18 (AMBAC Insured)	$ 1,000	$ 1,070
5.25% 5/15/19 (AMBAC Insured)	1,000	1,068
5.25% 5/15/20 (AMBAC Insured)	2,000	2,136
Lubbock Gen. Oblig. (Wtrwks. Sys. Surplus Proj.) 5% 2/15/17 (FSA Insured)	2,270	2,381
Mansfield Independent School District 5.5% 2/15/18	3,855	4,163
Mesquite Independent School District:
3.65%, tender 12/1/08 (Liquidity Facility JPMorgan Chase Bank) (e)	6,400	6,400
5.375% 8/15/11	395	410
5.375% 8/15/11 (Pre-Refunded to 8/15/08 @ 100) (i)	990	1,030
Midlothian Independent School District 0% 2/15/10	1,525	1,309
Midway Independent School District 0% 8/15/19	3,600	1,956
Montgomery County Gen. Oblig. Series A:
5.625% 3/1/20 (FSA Insured)	495	538
5.625% 3/1/20 (Pre-Refunded to 3/1/12 @ 100) (i)	3,305	3,619
Navasota Independent School District:
5.25% 8/15/34 (FGIC Insured)	2,275	2,407
5.5% 8/15/25 (FGIC Insured)	1,675	1,831
North Central Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/14 (MBIA Insured)	5,215	5,788
North East Texas Independent School District 5% 8/1/33	8,200	8,418
North Forest Independent School District:
Series A, 5% 8/15/17 (c)	2,020	2,144
Series B, 5% 8/15/18 (FSA Insured) (c)	1,470	1,554
Pflugerville Gen. Oblig. 5.5% 8/1/22 (AMBAC Insured)	1,000	1,086
Prosper Independent School District 5.75% 8/15/29	1,250	1,362
Robstown Independent School District 5.25% 2/15/29	3,165	3,348
Rockwall Independent School District:
5.375% 2/15/19	1,450	1,550
5.375% 2/15/20	1,230	1,316
5.375% 2/15/21	1,560	1,667
5.625% 2/15/13	1,190	1,285
5.625% 2/15/14	1,160	1,251
Round Rock Independent School District 0% 8/15/11 (MBIA Insured)	4,300	3,476
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series B, 5.75%, tender 11/1/11 (e)(h)	16,000	17,025
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Systems Rev.:
Series B:
0% 2/1/10 (Escrowed to Maturity) (i)	$ 19,000	$ 16,331
0% 2/1/12 (Escrowed to Maturity) (i)	7,000	5,496
3.55%, tender 12/1/07 (e)	7,500	7,484
5.375% 2/1/18 (Pre-Refunded to 2/1/12 @ 100) (i)	5,000	5,378
5.375% 2/1/19 (Pre-Refunded to 2/1/12 @ 100) (i)	6,000	6,453
San Antonio Gen. Oblig.:
5.5% 2/1/15	1,975	2,127
5.5% 2/1/15 (Pre-Refunded to 2/1/12 @ 100) (i)	25	27
San Antonio Wtr. Sys. Rev. 6.5% 5/15/10 (Escrowed to Maturity) (i)	440	487
San Marcos Consolidated Independent School District:
5% 8/1/15	1,200	1,276
5% 8/1/17	1,175	1,244
5% 8/1/19	1,450	1,527
5% 8/1/22	1,680	1,760
5% 8/1/23	1,760	1,842
5.625% 8/1/26	2,210	2,447
Snyder Independent School District:
5.25% 2/15/21 (AMBAC Insured)	1,035	1,115
5.25% 2/15/22 (AMBAC Insured)	1,090	1,171
5.25% 2/15/30 (AMBAC Insured)	1,750	1,853
Socorro Independent School District 5.375% 8/15/18	1,090	1,164
South San Antonio Independent School District 5% 8/15/17	1,025	1,076
Southlake Gen. Oblig. Series 2000 D, 5.75% 2/15/21 (AMBAC Insured)	2,345	2,479
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/17 (AMBAC Insured)	3,825	4,152
Spring Branch Independent School District:
Series 2001, 5.375% 2/1/13	3,130	3,344
5.375% 2/1/18	3,600	3,830
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. 5.375% 11/15/20	5,750	5,912
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/12 (h)	6,655	6,838
5.75% 8/1/26	5,000	5,403
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (MBIA Insured)	5,365	3,408
Texas Pub. Fin. Auth. Bldg. Rev.:
Series 1990:
0% 2/1/12 (MBIA Insured)	4,400	3,482
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Pub. Fin. Auth. Bldg. Rev.: - continued
Series 1990:
0% 2/1/14 (MBIA Insured)	$ 6,900	$ 4,970
0% 2/1/09 (MBIA Insured)	2,000	1,792
Texas Tpk. Auth. Central Tpk. Sys. Rev.:
5.5% 8/15/39 (AMBAC Insured)	37,550	39,839
5.75% 8/15/38 (AMBAC Insured)	27,550	30,023
Texas Tpk. Auth. Dallas North Tollway Rev. 0% 1/1/10 (Escrowed to Maturity) (i)	3,000	2,595
Texas Wtr. Dev. Board Rev. Series B:
5.375% 7/15/16	5,000	5,273
5.625% 7/15/21	5,900	6,252
Trinity River Auth. Rev. (Tarrant County Wtr. Proj.) 5% 2/1/17 (MBIA Insured)	4,930	5,235
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.):
5.75% 7/1/27	1,000	1,028
6% 7/1/31	6,225	6,490
Weatherford Independent School District:
Series 2000, 0% 2/15/25 (Pre-Refunded to 2/15/10 @ 36.782) (i)	6,155	1,949
0% 2/15/22 (Pre-Refunded to 2/15/10 @ 45.084) (i)	2,980	1,157
0% 2/15/26 (Pre-Refunded to 2/15/10 @ 34.41) (i)	2,985	884
0% 2/15/33	6,985	1,868
White Settlement Independent School District:
5.75% 8/15/30	2,890	3,156
5.75% 8/15/34	3,000	3,269
Wichita Falls Wtr. & Swr. Rev. Series 2001, 5.375% 8/1/24 (AMBAC Insured)	3,000	3,175
Williamson County Gen. Oblig.:
5.5% 2/15/18 (FSA Insured)	60	64
5.5% 2/15/20 (FSA Insured)	65	69
5.5% 2/15/20 (Pre-Refunded to 2/15/11 @ 100) (i)	4,455	4,804
		603,532
Utah - 2.0%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series A:
6% 7/1/16 (AMBAC Insured)	5,640	5,909
6% 7/1/16 (Escrowed to Maturity) (i)	9,205	9,551
Series B:
5.75% 7/1/16 (MBIA Insured)	11,230	11,731
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Intermountain Pwr. Agcy. Pwr. Supply Rev.: - continued
Series B:
6% 7/1/16 (MBIA Insured)	$ 29,500	$ 30,250
Series D, 5% 7/1/21 (MBIA Insured)	12,100	12,372
Salt Lake City Hosp. Rev. (Intermountain Health Care Hosp., Inc. Proj.) Series A, 8.125% 5/15/15 (Escrowed to Maturity) (i)	2,975	3,549
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/11 (AMBAC Insured)	9,000	9,691
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) Series A:
5.25% 4/1/16 (FSA Insured)	3,590	3,839
5.25% 4/1/17 (FSA Insured)	4,335	4,624
		91,516
Vermont - 0.3%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Fletcher Allen Health Care, Inc. Proj.):
Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	8,600	9,421
Series A, 5.75% 12/1/18 (AMBAC Insured)	3,100	3,355
		12,776
Virginia - 0.2%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (e)(h)	3,900	3,889
Peninsula Ports Auth. Hosp. Facilities Rev. (Whittaker Memorial Hosp. Proj.) 8.7% 8/1/23	1,450	1,688
Virginia Beach Dev. Auth. Hosp. Facilities Rev. (Virginia Beach Gen. Hosp. Proj.):
6% 2/15/12 (AMBAC Insured)	2,150	2,387
6% 2/15/13 (AMBAC Insured)	1,460	1,636
Virginia Hsg. Dev. Auth. Multi-family Hsg. Rev. Series I, 5.95% 5/1/09 (h)	1,890	1,935
		11,535
Washington - 5.5%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A:
0% 6/1/17 (MBIA Insured)	7,200	4,349
0% 6/1/29 (MBIA Insured)	14,995	4,944
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (e)(h)	2,430	2,534
Chelan County School District #246, Wenatchee 5.5% 12/1/19 (FSA Insured)	3,535	3,818
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Clark County School District #37, Vancouver Series C, 0% 12/1/19 (FGIC Insured)	$ 2,000	$ 1,079
Douglas County Pub. Util. District #1 Wells Hydroelectric Rev. Series A, 8.75% 9/1/18	2,790	3,011
Energy Northwest Elec. Rev.:
(#1 Proj.) Series 2006 A, 5% 7/1/15 (c)	8,000	8,517
(#3 Proj.) Series B, 6% 7/1/16 (AMBAC Insured)	28,000	31,096
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B:
5.25% 1/1/18 (FGIC Insured) (h)	1,590	1,672
5.25% 1/1/20 (FGIC Insured) (h)	1,760	1,836
5.25% 1/1/23 (FGIC Insured) (h)	2,055	2,131
King County Swr. Rev. Series B, 5.125% 1/1/33 (FSA Insured)	22,390	23,245
Mead School District #354, Spokane County 5.375% 12/1/19 (FSA Insured)	2,575	2,789
Pierce County School District #10 Tacoma Series A, 5% 12/1/18 (FSA Insured)	4,000	4,242
Port of Seattle Rev.:
Series B:
5.5% 9/1/09 (FGIC Insured) (h)	3,800	3,867
5.6% 9/1/10 (FGIC Insured) (h)	4,005	4,077
Series D:
5.75% 11/1/13 (FGIC Insured) (h)	1,500	1,637
5.75% 11/1/14 (FGIC Insured) (h)	3,055	3,328
5.75% 11/1/16 (FGIC Insured) (h)	2,250	2,434
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) 4.5% 12/1/11 (FGIC Insured)	1,155	1,191
Snohomish County School District #2, Everett 5.5% 12/1/16 (FSA Insured)	1,650	1,789
Snohomish County School District #4, Lake Stevens 5.125% 12/1/19 (FGIC Insured)	1,875	1,999
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. 5.75% 12/1/19 (MBIA Insured)	2,000	2,248
Thurston & Pierce Counties Cmnty. Schools 5.25% 12/1/17 (FSA Insured)	2,000	2,136
Washington Gen. Oblig.:
Series 2001 C, 5.25% 1/1/16	7,070	7,476
Series C, 5.25% 1/1/26 (FSA Insured)	15,800	16,644
Series R 97A:
0% 7/1/17	7,015	4,116
0% 7/1/19 (MBIA Insured)	9,100	5,003
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series A, 5.5% 10/1/12 (MBIA Insured)	$ 5,455	$ 5,824
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev.:
(Bonneville Pwr. Administration Proj.) Series B, 7% 7/1/08	1,000	1,069
Series A:
5.75% 7/1/10 (MBIA Insured)	5,000	5,124
7% 7/1/08	310	331
Series B, 5.125% 7/1/13	14,600	15,133
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.:
Series A:
0% 7/1/11 (Escrowed to Maturity) (i)	1,350	1,095
5.125% 7/1/11 (FSA Insured)	10,420	10,801
5.4% 7/1/12	56,550	61,106
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev.:
Series A, 0% 7/1/12 (MBIA Insured)	4,000	3,068
0% 7/1/10 (MBIA Insured)	2,800	2,368
		259,127
West Virginia - 0.1%
West Virginia Wtr. Dev. Auth. Infrastructure Rev. Series A, 5.625% 10/1/26 (FSA Insured)	5,000	5,320
Wisconsin - 0.8%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	5,870	6,205
Douglas County Gen. Oblig. 5.5% 2/1/19 (FGIC Insured)	1,035	1,112
Evansville Cmnty. School District 5% 4/1/15 (FSA Insured)	2,200	2,348
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Wheaton Franciscan Svcs., Inc. Proj.):
Series A:
5.5% 8/15/15	1,480	1,571
5.5% 8/15/16	1,545	1,637
5.75% 8/15/30	14,250	15,041
6.25% 8/15/22	4,300	4,675
Series A, 5.375% 2/15/34	3,250	3,328
		35,917
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wyoming - 0.1%
Gillette Spl. Purp. Wtr. & Swr. Utils. Sys. Rev. 7.7% 12/1/10 (Escrowed to Maturity) (i)	$ 4,960	$ 5,677
TOTAL MUNICIPAL BONDS (Cost $4,530,730)		4,660,016
Money Market Funds - 0.0%
	Shares
Fidelity Municipal Cash Central Fund, 3.21% (f)(g) (Cost $139)	138,900	139
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $4,530,869)		4,660,155
NET OTHER ASSETS - 0.8%		35,641
NET ASSETS - 100%		$ 4,695,796
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Treasury Contracts
150 U.S. Treasury 20-Year Bond Contracts	June 2006	$ 16,373	$ 571
The face value of futures sold as a percentage of net assets - 0.3%
Legend
(a) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $214,000.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(h) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(i) Security collateralized by an amount sufficient to pay interest and principal.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,862,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 3,634
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 1
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $4,527,115,000. Net unrealized appreciation aggregated $133,040,000, of which $153,602,000 related to appreciated investment securities and $20,562,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Ohio
Municipal Income Fund

March 31, 2006

1.814656.101

OFR-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.9%
	Principal Amount	Value
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	$ 400,000	$ 417,676
Ohio - 95.4%
Adams County Valley Local School District (Adams & Highland County Proj.) 5.25% 12/1/21 (MBIA Insured)	2,000,000	2,044,000
Akron City Nontax Rev. Econ. Dev. Series 1997, 6% 12/1/12 (MBIA Insured)	1,250,000	1,404,050
Akron Ctfs. of Prtn. 5% 12/1/15	1,475,000	1,570,772
Akron Wtrwks. Rev. 5.25% 12/1/19 (MBIA Insured)	1,630,000	1,746,953
Avon Lake City School District 5% 12/1/14 (MBIA Insured)	1,205,000	1,292,363
Brookville Local School District 5.25% 12/1/20 (FSA Insured)	1,875,000	2,016,619
Buckeye Valley Local School District Delaware County Series A, 6.85% 12/1/15 (MBIA Insured)	2,500,000	2,876,200
Butler County Gen. Oblig. 5.25% 12/1/16 (MBIA Insured)	1,820,000	1,963,671
Butler County Sales Tax (Govt. Svcs. Ctr. Proj.) Series A, 5% 12/15/16 (AMBAC Insured)	2,455,000	2,604,780
Canal Winchester Local School District 5% 12/1/18 (MBIA Insured)	2,035,000	2,166,359
Chagrin Falls Exempted Village School District 5.25% 12/1/19 (MBIA Insured)	1,915,000	2,058,108
Cincinnati City School District:
5.25% 6/1/16 (FSA Insured)	1,500,000	1,614,885
5.25% 12/1/17 (FSA Insured)	2,000,000	2,144,280
Cincinnati Gen. Oblig. 5.375% 12/1/20	2,000,000	2,142,840
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev. Series A, 7.25% 2/1/08 (c)	4,000,000	4,008,240
Cincinnati Wtr. Sys. Rev. Series 2001, 5.5% 12/1/17	2,000,000	2,147,080
Cleveland Arpt. Sys. Rev. Series A, 5.5% 1/1/08 (FSA Insured) (c)	1,500,000	1,542,930
Cleveland Gen. Oblig. 5.25% 12/1/17 (Pre-Refunded to 12/1/10 @ 101) (d)	1,355,000	1,454,823
Cleveland Muni. School District:
5.25% 12/1/17 (FSA Insured)	2,215,000	2,385,178
5.25% 12/1/19 (FSA Insured)	1,045,000	1,127,534
Cleveland Pub. Pwr. Sys. Rev. (First Mtg. Prog.) Series A:
0% 11/15/10 (MBIA Insured)	2,685,000	2,226,724
0% 11/15/11 (MBIA Insured)	2,685,000	2,132,293
Cleveland State Univ. Gen. Receipts Series 2003 A, 5% 6/1/18 (FGIC Insured)	2,490,000	2,607,179
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Cleveland Wtrwks. Rev.:
(First Mtg. Prog.):
Series G, 5.5% 1/1/13 (MBIA Insured)	$ 2,450,000	$ 2,619,834
Series H, 5.75% 1/1/16 (MBIA Insured)	45,000	46,000
Series I:
5% 1/1/28 (FSA Insured)	25,000	25,622
5% 1/1/28 (Pre-Refunded to 1/1/08 @ 101) (d)	25,000	25,831
Columbus City School District:
5% 12/1/31 (FGIC Insured)	6,045,000	6,250,228
5.25% 12/1/25 (FSA Insured)	3,780,000	4,039,837
Cuyahoga County Gen. Oblig.:
Series A:
0% 10/1/09 (MBIA Insured)	4,200,000	3,661,728
0% 10/1/11 (MBIA Insured)	2,400,000	1,926,936
0% 10/1/12 (MBIA Insured)	1,405,000	1,077,649
5% 12/1/19	3,000,000	3,215,040
5.75% 12/1/12 (Pre-Refunded to 12/1/10 @ 100) (d)	1,950,000	2,114,210
5.75% 12/1/13 (Pre-Refunded to 12/1/10 @ 100) (d)	2,210,000	2,396,104
5.75% 12/1/14 (Pre-Refunded to 12/1/10 @ 100) (d)	1,460,000	1,582,947
Erie County Gen. Oblig. 5.5% 12/1/18 (FSA Insured)	1,265,000	1,383,897
Fairborn City School District (School Impt. Proj.) 5.75% 12/1/26 (FSA Insured)	2,200,000	2,386,098
Fairfield City School District 7.45% 12/1/14 (FGIC Insured)	1,000,000	1,201,040
Fairless Local School District 5% 12/1/32 (FSA Insured)	3,300,000	3,428,997
Fairview Park City School District Gen. Oblig. 5% 12/1/33 (MBIA Insured)	4,350,000	4,508,166
Fairview Park Gen. Oblig. 5% 12/1/30 (MBIA Insured)	3,750,000	3,907,238
Franklin County Convention Facilities Auth. Tax & Lease Rev. 5.25% 12/1/19 (AMBAC Insured)	4,000,000	4,262,960
Franklin County Hosp. Rev. 5.5% 5/1/13 (Pre-Refunded to 5/1/11 @ 101) (d)	1,130,000	1,231,542
Franklin County Rev. (OCLC Online Computer Library Ctr., Inc. Proj.) 5% 4/15/12	2,505,000	2,595,856
Gallia County Hosp. Facilities Rev. (Holzer Med. Ctr. Proj.) 5.125% 10/1/13 (AMBAC Insured)	3,000,000	3,122,310
Greene County Swr. Sys. Rev. 0% 12/1/09 (AMBAC Insured)	775,000	671,259
Hamilton County Convention Facilities Auth. Rev.:
5% 12/1/17 (FGIC Insured)	1,985,000	2,102,036
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Hamilton County Convention Facilities Auth. Rev.: - continued
5% 12/1/18 (FGIC Insured)	$ 1,075,000	$ 1,135,329
5% 12/1/19 (FGIC Insured)	2,190,000	2,311,348
5% 12/1/19 (FGIC Insured)	1,130,000	1,192,613
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.) Series J:
5.25% 5/15/15 (FGIC Insured)	1,835,000	1,972,735
5.25% 5/15/17 (FGIC Insured)	2,585,000	2,764,321
5.25% 5/15/18 (FGIC Insured)	2,720,000	2,899,085
Hamilton County Sales Tax Series B, 5.25% 12/1/32 (AMBAC Insured)	4,750,000	4,958,858
Hamilton Wtrwks. Rev. 5% 10/15/16 (MBIA Insured)	1,000,000	1,058,440
Hilliard Gen. Oblig. 5% 12/1/18 (MBIA Insured)	1,000,000	1,056,400
Hilliard School District 0% 12/1/11 (FGIC Insured)	3,720,000	2,965,249
Huber Heights Wtr. Sys. Rev. 5% 12/1/30 (MBIA Insured)	2,285,000	2,386,294
Kent City School District Series 2004, 5% 12/1/20 (FGIC Insured)	1,400,000	1,474,270
Kings Local School District:
5% 12/1/19 (MBIA Insured)	1,365,000	1,444,197
6.1% 12/1/25 (Pre-Refunded to 12/1/10 @ 101) (d)	6,800,000	7,545,960
Lakewood City School District 5.25% 12/1/15 (FSA Insured)	1,000,000	1,086,830
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.):
5.5% 2/15/10	1,000,000	1,045,470
5.5% 2/15/11	1,875,000	1,973,494
5.5% 2/15/12	1,000,000	1,058,880
Licking Heights Local School District:
(Facilities Construction & Impt. Proj.) Series A, 5% 12/1/32 (MBIA Insured)	3,860,000	3,994,521
5.25% 12/1/23 (FGIC Insured)	2,660,000	2,854,845
Lorain County 5.5% 12/1/22 (FGIC Insured)	2,985,000	3,235,143
Lucas County Hosp. Rev. (Promedia Health Care Oblig. Group Proj.):
5.375% 11/15/23 (AMBAC Insured)	5,000,000	5,248,050
5.625% 11/15/12 (AMBAC Insured)	2,000,000	2,133,160
5.625% 11/15/13 (AMBAC Insured)	1,200,000	1,279,896
Marysville Exempted Village School District 5% 12/1/29 (FSA Insured)	4,000,000	4,190,120
Middletown City School District:
5% 12/1/17 (FGIC Insured)	1,175,000	1,233,574
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Middletown City School District: - continued
5% 12/1/19 (FGIC Insured)	$ 1,110,000	$ 1,168,308
Milford Exempt Villlage School District 5.125% 12/1/30 (FSA Insured)	5,335,000	5,531,915
Montgomery County Gen. Oblig. 5.5% 12/1/25	2,235,000	2,385,751
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series A:
6% 12/1/19	1,470,000	1,615,839
6% 12/1/19 (Escrowed to Maturity) (d)	1,530,000	1,671,816
6% 12/1/26 (Escrowed to Maturity) (d)	3,000,000	3,259,950
Montgomery County Wtr. Sys. Rev. Series 2002, 5.375% 11/15/16 (AMBAC Insured)	2,200,000	2,368,806
Ohio Air Quality Dev. Auth. Rev.:
(Ohio Edison Co. Proj.) Series A, 3.25%, tender 2/1/08 (AMBAC Insured) (b)	2,000,000	1,976,920
Series 2002 A, 4.25%, tender 7/1/06 (b)	3,000,000	3,000,000
Ohio Bldg. Auth.:
(Administration Bldg. Fund Prog.) Series A:
4.75% 10/1/17	1,000,000	1,019,950
5% 4/1/11 (FSA Insured)	1,425,000	1,510,016
(Adult Correctional Bldg. Fund Prog.) Series 2001 A, 5.5% 10/1/12 (FSA Insured)	1,000,000	1,078,880
(Juvenile Correctional Bldg. Fund Prog.):
Series A, 5.5% 4/1/12	2,960,000	3,178,359
5% 4/1/17 (MBIA Insured)	2,485,000	2,607,386
(Sports Facilities Bldg. Fund Prog.) Series 1999 A, 5.25% 10/1/12	2,940,000	3,097,584
Ohio Gen. Oblig.:
(College Savings Prog.):
0% 8/1/09	2,290,000	2,005,055
0% 8/1/10	2,000,000	1,675,360
0% 8/1/14	1,375,000	951,748
(Higher Ed. Cap. Facilities Proj.) Series A, 5.375% 8/1/16	5,980,000	6,425,450
(Mental Health Cap. Facilities Proj.):
Series IIA, 5.25% 6/1/17	2,670,000	2,838,397
Series IIB, 5.5% 6/1/15	2,265,000	2,420,651
Series 2001 IIA, 5.5% 12/1/13	2,020,000	2,167,824
Series 2002 B, 5.25% 11/1/20	2,520,000	2,709,428
Series A, 5.5% 9/15/16	11,060,000	11,996,671
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. 2002 Proj.):
Series B:
5.5% 10/1/21	$ 2,000,000	$ 2,155,740
6.5% 10/1/20	2,335,000	2,815,590
Series C, 5.125% 10/1/17	2,985,000	3,074,759
6.125% 10/1/15	2,000,000	2,293,680
6.25% 10/1/16	2,500,000	2,935,825
(Denison Univ. Proj.) 5.5% 11/1/14	1,000,000	1,079,650
(John Carroll Univ. Proj.) 5% 4/1/17	1,000,000	1,045,600
(Univ. of Dayton Proj.):
5% 12/1/17 (AMBAC Insured)	2,170,000	2,304,475
5.5% 12/1/20 (AMBAC Insured)	1,300,000	1,392,820
Ohio Hsg. Fin. Agcy. Mtg. Rev. (Residential Proj.):
Series B2, 5.375% 9/1/19 (c)	55,000	55,180
Series C, 4.9% 9/1/26 (c)	65,000	65,189
Ohio Muni. Elec. Gen. Agcy. (Belleville Hydroelectric Proj.) 5% 2/15/17 (AMBAC Insured)	1,215,000	1,284,449
Ohio Poll. Cont. Rev. (Standard Oil Co. Proj.) 6.75% 12/1/15	3,100,000	3,727,409
Ohio Pub. Facilities Commission Rev. (Mental Health Cap. Facilities Proj.) Series 2000 IIA, 5.375% 6/1/14	2,200,000	2,329,316
Ohio Solid Waste Rev. (Waste Mgmt., Inc. Proj.) 4.85%, tender 11/1/07 (b)(c)	3,000,000	3,037,950
Ohio State Univ. Gen. Receipts:
Series 2002 A, 5.125% 12/1/31	5,000,000	5,262,850
Series B, 5.25% 6/1/16	5,000,000	5,343,600
Ohio Tpk. Commission Tpk. Rev. 5.5% 2/15/26	3,700,000	3,922,666
Ohio Univ. Gen. Receipts Athens:
Subseries B, 5% 12/1/31 (FSA Insured) (a)	1,490,000	1,560,134
5% 12/1/18 (MBIA Insured)	1,980,000	2,084,128
Ohio Wtr. Dev. Auth. Rev.:
(Drinking Wtr. Fund Prog.) Series 2005:
5.25% 6/1/18	2,610,000	2,876,507
5.25% 12/1/18	2,610,000	2,884,859
(Fresh Wtr. Impt. Proj.):
Series B, 5.5% 6/1/16 (FSA Insured)	1,560,000	1,742,582
5% 12/1/34	5,250,000	5,427,240
5.25% 12/1/15	2,200,000	2,386,010
5.5% 6/1/17	3,960,000	4,440,823
(Pure Wtr. Proj.):
Series I, 6% 12/1/16 (Escrowed to Maturity) (d)	1,685,000	1,883,813
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Wtr. Dev. Auth. Rev.: - continued
5.5% 12/1/18 (AMBAC Insured)	$ 240,000	$ 240,300
5% 12/1/17	3,765,000	3,989,658
5.25% 6/1/13 (MBIA Insured)	1,295,000	1,398,976
5.25% 12/1/13 (MBIA Insured)	1,305,000	1,414,281
5.25% 6/1/14 (MBIA Insured)	1,250,000	1,357,750
5.25% 12/1/14 (MBIA Insured)	1,260,000	1,369,406
5.25% 12/1/15 (MBIA Insured)	1,180,000	1,287,238
5.25% 6/1/17 (MBIA Insured)	1,160,000	1,275,130
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev. (North Star BHP Steel/Cargill Proj.) 6.3% 9/1/20 (c)	6,350,000	6,488,430
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
(Ohio Edison Co. Proj.) Series A, 3.35%, tender 6/1/06 (b)	3,000,000	2,993,760
5% 6/1/18	2,000,000	2,112,240
5.25% 12/1/19	1,975,000	2,190,907
Olentangy Local School District:
(School Facilities Construction & Impt. Proj.) Series A:
5.25% 12/1/17	1,335,000	1,443,749
5.5% 12/1/15 (FGIC Insured)	1,055,000	1,168,940
5% 12/1/30 (FSA Insured)	5,345,000	5,601,239
Otsego Local School District Wood, Henry & Lucas Counties 5.375% 12/1/32 (FSA Insured)	1,000,000	1,084,470
Penta Career Ctr. Ctfs. of Prtn.:
(Ohio School Facilities Proj.) 5.25% 4/1/17 (FGIC Insured)	1,755,000	1,881,430
(Wood, Lucas, Sandusky, Fulton, Ottawa, Henry and Hancock Counties, Ohio School Facilities Proj.) 5.25% 4/1/19 (FGIC Insured)	1,940,000	2,082,474
Pickerington Local School District 5.25% 12/1/20 (Pre-Refunded to 12/1/11 @ 100) (d)	5,000,000	5,373,500
Plain Local School District 6% 12/1/25 (FGIC Insured)	990,000	1,084,733
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	1,500,000	1,618,965
6.375% 11/15/30	1,000,000	1,071,150
RiverSouth Auth. Rev. Series 2005 A, 5.25% 12/1/15	1,000,000	1,080,110
Rocky River Gen. Oblig. 5% 12/1/19 (AMBAC Insured)	2,125,000	2,240,876
Scioto County Marine Term. Facilities Rev. (Norfolk Southern Corp. Proj.) 5.3% 8/15/13	3,000,000	3,063,300
Sharonville Gen. Oblig. 5.25% 6/1/16 (FGIC Insured)	1,410,000	1,513,212
Springboro Cmnty. City School District 5.25% 12/1/21 (MBIA Insured)	3,440,000	3,694,422
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Sugarcreek Local School District 5.25% 12/1/22 (MBIA Insured)	$ 1,800,000	$ 1,922,544
Summit County Gen. Oblig.:
5.25% 12/1/20	1,645,000	1,790,681
5.25% 12/1/21	1,740,000	1,894,094
Swanton Local School District 5.25% 12/1/21 (FGIC Insured)	3,415,000	3,697,728
Tallmadge School District Gen. Oblig. 5% 12/1/31 (FSA Insured)	4,000,000	4,166,800
Toledo Wtrwks. Rev.:
5% 11/15/16 (AMBAC Insured)	1,110,000	1,175,446
5% 11/15/30 (MBIA Insured)	3,500,000	3,640,700
Univ. of Akron Gen. Receipts Series B, 5% 1/1/27 (FGIC Insured)	1,405,000	1,460,624
Univ. of Cincinnati Ctfs. of Prtn.:
5.5% 6/1/11 (MBIA Insured)	1,045,000	1,122,947
5.5% 6/1/12 (MBIA Insured)	1,315,000	1,410,758
5.5% 6/1/15 (MBIA Insured)	1,000,000	1,069,220
Univ. of Cincinnati Gen. Receipts Series 2004 A:
5% 6/1/18 (AMBAC Insured)	1,445,000	1,531,223
5% 6/1/19 (AMBAC Insured)	1,520,000	1,607,461
Warren County Gen. Oblig.:
6.1% 12/1/12	500,000	537,705
6.65% 12/1/11	330,000	355,849
West Muskingum Local School District School Facilities Construction and Impt. 5% 12/1/30 (FGIC Insured)	1,000,000	1,036,610
Wright State Univ. Gen. Receipts:
5% 5/1/17 (MBIA Insured)	1,375,000	1,455,396
5% 5/1/18 (MBIA Insured)	1,440,000	1,520,150
5% 5/1/19 (MBIA Insured)	1,515,000	1,598,264
		402,750,062
Puerto Rico - 2.3%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	1,000,000	1,104,580
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series E, 5.5% 7/1/22 (FSA Insured)	1,500,000	1,714,410
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (d)	4,330,000	4,632,667
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series HH, 5.25% 7/1/29 (FSA Insured)	$ 800,000	$ 851,792
Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,453,790
		9,757,239
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A, 5% 10/1/09	500,000	513,835
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $404,482,054)	413,438,812
NET OTHER ASSETS - 2.1%	8,807,530
NET ASSETS - 100%	$ 422,246,342
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $404,461,228. Net unrealized appreciation aggregated $8,977,584, of which $11,413,501 related to appreciated investment securities and $2,435,917 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Pennsylvania
Municipal Income Fund

March 31, 2006

1.814657.101

PFL-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.8%
	Principal Amount	Value
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	$ 275,000	$ 287,152
New Jersey/Pennsylvania - 1.3%
Delaware River Joint Toll Bridge Commission Bridge Rev. 5.25% 7/1/19 (Pre-Refunded to 7/1/13 @ 100) (d)	1,000,000	1,079,130
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series A, 5.5% 1/1/18 (FSA Insured)	2,000,000	2,158,720
Series 1999, 6% 1/1/18 (FSA Insured)	700,000	754,677
		3,992,527
Pennsylvania - 92.1%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.):
Series A1:
5.75% 1/1/07 (MBIA Insured) (c)	1,500,000	1,522,005
5.75% 1/1/08 (MBIA Insured) (c)	1,000,000	1,031,940
5.75% 1/1/11 (MBIA Insured) (c)	2,000,000	2,136,240
5.75% 1/1/12 (MBIA Insured) (c)	3,000,000	3,225,240
5.75% 1/1/14 (MBIA Insured) (c)	3,000,000	3,256,830
5.75% 1/1/09 (MBIA Insured) (c)	3,000,000	3,133,110
Allegheny County Gen. Oblig. Series C55, 5.375% 11/1/15 (MBIA Insured)	3,535,000	3,815,502
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev.:
(Carnegie Mellon Univ. Proj.):
5.125% 3/1/32	1,700,000	1,757,171
5.25% 3/1/32	2,000,000	2,090,660
(Duquesne Univ. Proj.) 6.5% 3/1/10 (AMBAC Insured)	400,000	439,600
Allegheny County Hosp. Dev. Auth. Rev. (Health Ctr.-UPMC Health Sys. Proj.) Series A:
4.625% 8/1/12 (MBIA Insured)	1,000,000	1,021,080
4.625% 8/1/14 (MBIA Insured)	3,560,000	3,617,316
5.55% 4/1/12 (MBIA Insured)	2,845,000	2,949,952
Allegheny County Indl. Dev. Auth. Rev. (Watson Institute Ed. Ctr. Proj.) 3.375%, tender 5/1/08, LOC PNC Bank NA, Pittsburgh (b)	3,000,000	2,964,180
Allegheny County San. Auth. Swr. Rev.:
0% 12/1/12 (Escrowed to Maturity) (d)	2,260,000	1,708,763
5.5% 12/1/30 (MBIA Insured)	305,000	324,389
5.5% 12/1/30 (Pre-Refunded to 12/1/10 @ 101) (d)	1,695,000	1,822,752
Annville-Cleona School District:
6% 3/1/28 (FSA Insured)	1,500,000	1,714,380
6% 3/1/31 (FSA Insured)	1,975,000	2,257,267
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Bristol Borough School District:
5.25% 3/1/25 (FSA Insured)	$ 2,400,000	$ 2,586,312
5.25% 3/1/31 (FSA Insured)	5,495,000	5,855,692
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania Suburban Wtr. Co. Proj.) Series 2002, 5.55% 9/1/32 (FGIC Insured) (c)	1,870,000	1,972,738
Butler Area School District:
Series A:
0% 10/1/27 (FGIC Insured)	1,500,000	540,150
0% 9/15/28 (FGIC Insured)	1,000,000	342,600
0% 9/15/29 (FGIC Insured)	2,705,000	879,504
0% 11/15/19 (Pre-Refunded to 11/15/07 @ 50.177) (d)	5,650,000	2,672,450
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	8,995,000	9,684,827
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	2,500,000	2,721,300
Central York School District 5.5% 6/1/16 (Pre-Refunded to 6/1/12 @ 100) (d)	2,000,000	2,183,800
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series B:
5% 5/15/08 (AMBAC Insured)	600,000	615,306
5.25% 5/15/22 (AMBAC Insured)	1,450,000	1,498,430
Cumberland County Muni. Auth. College Rev. (Dickerson College Proj.) Series A, 5.5% 11/1/30 (AMBAC Insured)	4,200,000	4,430,202
Delaware County Auth. College Rev. (Haverford College Proj.):
5.75% 11/15/29	5,000,000	5,395,600
6% 11/15/30	3,620,000	3,956,877
Delaware County Indl. Dev. Auth. Rev. (Philadelphia Suburban Wtr. Co. Proj.) 6% 6/1/29 (FGIC Insured) (c)	2,500,000	2,674,900
Delaware County Reg'l. Wtr. Quality Cont. Auth. Swr. Rev. Series 2001, 5.25% 5/1/12 (FGIC Insured)	2,165,000	2,322,374
Erie School District 0% 9/1/30 (AMBAC Insured)	4,000,000	1,236,120
Erie County Gen. Oblig. Series 2005 A, 5.5% 9/1/21 (FGIC Insured)	1,770,000	2,020,313
Harrisburg Auth. Dauphin County School Rev. (Harrisburg School District Rfdg. Proj.) 5.5% 4/1/14 (FGIC Insured)	1,655,000	1,790,611
Harrisburg Auth. Rev. (Pooled Bond Prog.) Series I, 5.625% 4/1/15 (Pre-Refunded to 4/1/06 @ 102) (d)	445,000	453,900
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Harrisburg Auth. Wtr. Rev. 5.75% 7/15/12 (FGIC Insured)	$ 1,115,000	$ 1,212,462
Kennett Consolidated School District Series A, 5.25% 2/15/15 (FGIC Insured)	1,310,000	1,408,158
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (b)(c)	2,000,000	1,950,820
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A:
6% 6/1/09 (AMBAC Insured)	2,365,000	2,517,495
6% 6/1/16 (AMBAC Insured)	1,000,000	1,144,840
Montgomery County Higher Ed. & Health Auth. Rev. (Health Care-Holy Redeemer Health Proj.) Series A, 5.5% 10/1/08 (AMBAC Insured)	1,000,000	1,035,450
Muhlenberg School District Series AA, 5.375% 9/1/15 (FGIC Insured)	1,055,000	1,142,417
Northumberland County Auth. Commonwealth Lease Rev. (State Correctional Facilities Proj.) 0% 10/15/10 (Escrowed to Maturity) (d)	1,000,000	837,320
Owen J. Roberts School District 5.5% 8/15/19 (Pre-Refunded to 8/15/12 @ 100) (d)	1,525,000	1,665,697
Pennsbury School District 5.5% 1/15/17 (FGIC Insured)	2,160,000	2,340,662
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.25% 11/1/31 (c)	3,300,000	3,506,811
6.375% 11/1/41 (c)	1,300,000	1,385,670
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (b)(c)	1,500,000	1,492,035
Pennsylvania Gen. Oblig.:
First Series:
5% 7/1/19	2,500,000	2,651,675
5.25% 2/1/14	125,000	133,238
5.25% 2/1/18 (Pre-Refunded to 2/1/12 @ 100) (d)	1,250,000	1,343,125
Second Series:
0% 7/1/07 (AMBAC Insured)	1,770,000	1,691,607
5.25% 6/1/15 (FSA Insured)	3,350,000	3,626,677
5.75% 10/1/16 (Pre-Refunded to 10/1/09 @ 101) (d)	475,000	511,585
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Series A:
5% 5/1/16 (MBIA Insured)	$ 1,135,000	$ 1,212,589
5% 5/1/18 (MBIA Insured)	1,220,000	1,294,847
6% 5/1/24 (Pre-Refunded to 5/1/09 @ 100) (d)	4,075,000	4,347,129
6% 5/1/29 (Pre-Refunded to 5/1/09 @ 100) (d)	3,470,000	3,701,727
(Lafayette College Proj.) 6% 5/1/30	2,500,000	2,694,850
(Temple Univ. Proj.) 5.375% 7/15/19 (MBIA Insured)	1,000,000	1,072,400
(Univ. of Pennsylvania Health Systems Proj.) Series A, 5% 8/15/17 (AMBAC Insured)	3,000,000	3,186,420
(UPMC Health Sys. Proj.):
Series 1999 A:
5.25% 8/1/10 (FSA Insured)	1,000,000	1,049,150
5.25% 8/1/11 (FSA Insured)	1,000,000	1,056,840
Series 2001 A:
6% 1/15/22	400,000	435,576
6% 1/15/31	1,000,000	1,086,220
Series 2000 S, 5.5% 6/15/15 (AMBAC Insured)	500,000	531,220
Pennsylvania Hsg. Fin. Agcy. Series 54A, 5.375% 10/1/28 (c)	330,000	334,165
Pennsylvania Indl. Dev. Auth. Rev.:
5.5% 7/1/16 (AMBAC Insured)	1,080,000	1,180,786
7% 1/1/07 (AMBAC Insured)	1,000,000	1,024,790
Pennsylvania Pub. School Bldg. Auth. School Rev.:
(Northwestern School District Proj.) Series E, 5.75% 1/15/19 (FGIC Insured)	500,000	526,520
(Philadelphia School District Proj.) 5% 6/1/33 (FSA Insured)	3,085,000	3,176,378
Pennsylvania State Univ.:
5% 9/1/29	1,550,000	1,617,301
5% 9/1/35	4,485,000	4,655,251
Pennsylvania Tpk. Commission Registration Fee Rev. Series 2001, 5.5% 7/15/33 (Pre-Refunded to 7/15/11 @ 101) (d)	1,000,000	1,090,250
Pennsylvania Tpk. Commission Tpk. Rev. Series S, 5.625% 6/1/12 (FGIC Insured)	2,000,000	2,186,780
Philadelphia Arpt. Rev.:
Series 1998, 5.375% 6/15/10 (FGIC Insured) (c)	2,000,000	2,095,500
5.375% 6/15/11 (FGIC Insured) (c)	3,770,000	3,947,567
6% 6/15/08 (FGIC Insured) (c)	3,000,000	3,127,860
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) 17th Series:
5% 7/1/07 (FSA Insured)	$ 4,000,000	$ 4,060,240
5% 7/1/08 (FSA Insured)	1,000,000	1,028,060
(1998 Gen. Ordinance Proj.) 4th Series, 5.25% 8/1/17 (FSA Insured)	2,290,000	2,441,575
Series A1, 5.25% 9/1/18 (Assured Guaranty Ltd. Insured)	3,340,000	3,561,709
Third Series, 5% 8/1/06 (FSA Insured)	1,000,000	1,005,160
Philadelphia Gen. Oblig. 5.25% 9/15/12 (FSA Insured)	2,455,000	2,603,798
Philadelphia Hosp. & Higher Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series A:
5% 5/15/09	1,000,000	1,031,670
5.5% 5/15/08	1,000,000	1,035,160
Philadelphia Hosps. & Higher Ed. Facilities Auth. Hosp. Rev. (Jeanes Hosp. Proj.) 5.875% 7/1/17 (Pre-Refunded to 7/1/07 @ 102) (d)	340,000	355,987
Philadelphia Muni. Auth. Rev.:
(Muni. Svcs. Bldg. Lease Prog.) 0% 3/15/11 (FSA Insured)	1,000,000	816,990
Series B, 5.25% 11/15/11 (FSA Insured)	2,000,000	2,142,100
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (FGIC Insured)	1,000,000	1,041,270
Philadelphia School District:
Series 2002 A, 5.5% 2/1/26 (Pre-Refunded to 2/1/12 @ 100) (d)	3,565,000	3,876,724
Series 2004 D, 5.25% 6/1/34 (FGIC Insured)	2,785,000	2,945,583
Series 2005 D:
5.5% 6/1/16 (FSA Insured)	2,030,000	2,249,788
5.5% 6/1/17 (FSA Insured)	2,125,000	2,362,894
Series A, 5.75% 2/1/16 (Pre-Refunded to 2/1/11 @ 100) (d)	500,000	544,400
Series B, 5.625% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (d)	1,500,000	1,648,065
Series D, 5.125% 6/1/34 (FGIC Insured)	1,800,000	1,886,004
Philadelphia Wtr. & Wastewtr. Rev.:
Series 14, 0% 10/1/08 (MBIA Insured)	5,300,000	4,809,538
Series A:
5% 11/1/31 (FGIC Insured)	1,075,000	1,105,863
5.375% 11/1/19 (FGIC Insured)	3,000,000	3,234,450
6.25% 8/1/10 (MBIA Insured)	1,480,000	1,626,283
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pittsburgh Gen. Oblig.:
Series 2003 A:
5.5% 9/1/16 (AMBAC Insured)	$ 5,000,000	$ 5,374,500
5.75% 9/1/22 (Pre-Refunded to 9/1/09 @ 100) (d)	800,000	853,312
Series 2003 D, 5% 9/1/06 (FGIC Insured)	250,000	251,473
Series A:
5% 9/1/11 (MBIA Insured)	5,000,000	5,270,550
6% 3/1/07 (MBIA Insured)	2,735,000	2,792,599
Pittsburgh School District:
Series A, 5% 9/1/08 (MBIA Insured) (a)	3,080,000	3,153,027
Series C:
0% 8/1/07 (AMBAC Insured)	2,610,000	2,486,808
0% 8/1/08 (AMBAC Insured)	2,000,000	1,827,180
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series A, 6.5% 9/1/13 (FGIC Insured)	10,000,000	11,363,994
Scranton-Lackawanna Health & Welfare Auth. Rev. (Cmnty. Med. Ctr. Proj.) 5.5% 7/1/12 (MBIA Insured)	3,375,000	3,524,141
Spring-Ford Area School District:
5.375% 4/1/16 (FSA Insured)	790,000	849,953
5.375% 4/1/17 (FSA Insured)	830,000	888,872
5.375% 4/1/18 (FSA Insured)	875,000	937,064
Upper Saint Clair Township School District 5.375% 7/15/16 (FSA Insured)	1,855,000	2,001,656
West Allegheny School District Series B, 5.25% 2/1/12 (FGIC Insured)	1,850,000	1,990,841
Westmoreland County Gen. Oblig.:
0% 8/1/15 (Escrowed to Maturity) (d)	4,290,000	2,859,242
0% 8/1/16 (Escrowed to Maturity) (d)	2,955,000	1,879,882
Westmoreland County Indl. Dev. Auth. Rev. (Nat'l. Waste & Energy Corp./Valley Landfill Expansion Proj.) 5.1%, tender 5/1/09 (b)(c)	2,700,000	2,766,150
Westmoreland County Muni. Auth. Muni. Svc. Rev.:
Series A:
0% 8/15/19 (FGIC Insured)	5,000,000	2,733,850
0% 8/15/20 (FGIC Insured)	2,500,000	1,301,050
Series C, 0% 8/15/17 (Escrowed to Maturity) (d)	2,500,000	1,516,275
York City Swr. Auth. Swr. Rev. 0% 12/1/12 (MBIA Insured)	3,235,000	2,449,995
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
York County School of Technology Auth. Lease Rev.:
5.375% 2/15/18 (FGIC Insured)	$ 1,000,000	$ 1,077,390
5.5% 2/15/23 (FGIC Insured)	1,070,000	1,160,073
		283,575,431
Puerto Rico - 2.3%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	400,000	441,832
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series C, 5.5% 7/1/25 (AMBAC Insured)	2,500,000	2,875,500
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series II, 5.375% 7/1/16 (MBIA Insured)	1,000,000	1,083,580
Series QQ, 5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	500,000	540,545
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	2,000,000	2,202,740
		7,144,197
TOTAL INVESTMENT PORTFOLIO - 95.8% (Cost $286,874,856)	294,999,307
NET OTHER ASSETS - 4.2%	12,980,445
NET ASSETS - 100%	$ 307,979,752
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $286,804,659. Net unrealized appreciation aggregated $8,194,648, of which $9,769,046 related to appreciated investment securities and $1,574,398 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Short-Intermediate
Municipal Income Fund

March 31, 2006

1.814658.101

STM-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.8%
	Principal Amount (000s)	Value (000s)
Alabama - 2.5%
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5% 11/15/09	$ 1,100	$ 1,132
Health Care Auth. for Baptist Health Series 2006 D:
5% 11/15/08	1,475	1,508
5% 11/15/11	1,000	1,040
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev.:
5.25% 10/1/07 (MBIA Insured) (d)	1,750	1,785
5.25% 10/1/08 (MBIA Insured) (d)	2,900	2,982
5.75% 10/1/09 (MBIA Insured) (d)	4,000	4,233
Jefferson County Ltd. Oblig. School Warrants Series A, 5% 1/1/07	2,210	2,231
Jefferson County Swr. Rev.:
Series 1999 A, 5.75% 2/1/38 (Pre-Refunded to 2/1/09 @ 101) (e)	5,000	5,327
Series A:
5% 2/1/33 (Pre-Refunded to 2/1/09 @ 101) (e)	13,520	14,097
5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (e)	3,900	4,236
5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (e)	2,060	2,186
Mobile County Gen. Oblig. 5% 2/1/08 (MBIA Insured)	1,475	1,510
		42,267
Alaska - 1.7%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.85% 7/1/13 (AMBAC Insured) (d)	3,285	3,500
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11 (Pre-Refunded to 12/1/10 @ 100) (e)	2,500	2,716
North Slope Borough Gen. Oblig.:
Series 1996 B, 0% 6/30/07 (MBIA Insured)	3,100	2,963
Series A, 0% 6/30/07 (MBIA Insured)	5,000	4,778
Series B:
0% 6/30/06 (MBIA Insured)	3,500	3,471
0% 6/30/07 (MBIA Insured)	7,050	6,738
0% 6/30/08 (MBIA Insured)	4,240	3,903
		28,069
Arizona - 1.6%
Arizona Ctfs. of Prtn. Series B, 5.5% 9/1/10 (FSA Insured)	9,025	9,627
Arizona School Facilities Board Ctfs. of Prtn. Series C, 5% 9/1/09 (FSA Insured)	1,115	1,161
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Maricopa County Unified School District #48 Scottsdale 7.4% 7/1/10	$ 3,750	$ 4,277
Pima County Unified School District #1 Tucson 7.5% 7/1/08 (FGIC Insured)	7,060	7,637
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Expansion, LLC Proj.) Series A, 4.5% 10/1/08 (American Cap. Access Corp. Insured)	660	668
Tucson Wtr. Rev. Series A, 5% 7/1/11 (FGIC Insured)	1,500	1,583
Univ. of Arizona Ctfs. of Prtn. (Univ. of Arizona Parking & Student Hsg. Proj.) Series A, 5% 6/1/09 (AMBAC Insured)	2,000	2,074
		27,027
Arkansas - 0.1%
Arkansas Dev. Fin. Auth. Exempt Facilities Rev. (Waste Mgmt. Proj.) 3.65%, tender 8/1/06 (c)(d)	1,000	999
California - 6.2%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A, 5.25% 5/1/12 (MBIA Insured)	6,000	6,468
California Econ. Recovery Series A:
5.25% 1/1/11	1,650	1,761
5.25% 7/1/13 (MBIA Insured)	2,900	3,151
California Gen. Oblig.:
5% 2/1/09	1,640	1,697
5% 2/1/10	2,000	2,089
5% 2/1/11	2,525	2,658
5.125% 9/1/12	1,000	1,053
5.25% 2/1/11	5,775	6,143
5.5% 3/1/11 (FGIC Insured)	3,210	3,476
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,525	3,809
5.5% 9/1/24 (Pre-Refunded to 9/1/09 @ 101) (e)	300	321
5.75% 10/1/08	1,085	1,139
6.4% 9/1/08	3,075	3,264
6.5% 9/1/10	1,740	1,924
8% 11/1/07 (FGIC Insured)	4,670	4,882
California Health Facilities Fing. Auth. Rev. (Cedars-Sinai Med. Ctr. Proj.) 5% 11/15/10	1,000	1,048
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 2004 B, 3.5%, tender 6/1/07 (FGIC Insured) (c)(d)	15,000	14,974
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3.125%, tender 5/1/06 (c)(d)	5,000	4,997
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.:
(California State Univ. Proj.) Series 1997 A, 5.5% 10/1/07	$ 1,075	$ 1,102
(Coalinga State Hosp. Proj.) Series 2004 A:
5% 6/1/07	4,000	4,064
5% 6/1/08	6,000	6,157
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	1,400	1,372
(Kaiser Permanente Health Sys. Proj.):
Series 2001 A, 2.55%, tender 1/4/07 (c)	1,400	1,389
Series 2004 G, 2.3%, tender 5/1/07 (c)	8,000	7,886
Commerce Refuse To Energy Auth. Rev. 5% 7/1/07 (MBIA Insured)	1,770	1,800
North City West School Facilities Fing. Auth. Spl. Tax Subseries C:
5% 9/1/07 (AMBAC Insured) (b)	1,975	2,007
5% 9/1/08 (AMBAC Insured) (b)	2,080	2,136
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,600	2,865
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (f)	8,955	8,996
		104,628
Colorado - 0.6%
Denver City & County Arpt. Rev. Series E, 5% 11/15/08 (XL Cap. Assurance, Inc. Insured) (d)	5,000	5,135
E-470 Pub. Hwy. Auth. Rev. Series 2000 B:
0% 9/1/06 (Escrowed to Maturity) (e)	2,200	2,167
0% 9/1/07 (Escrowed to Maturity) (e)	3,200	3,033
		10,335
Connecticut - 0.6%
Connecticut Gen. Oblig.:
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (e)	5,000	5,327
Series 2002 C, 5% 12/15/08	1,930	1,997
Connecticut Health & Edl. Facilities Auth. Rev. (Connecticut Children's Med. Ctr. Proj.) Series B:
4% 7/1/07 (MBIA Insured)	1,275	1,280
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev. (Connecticut Children's Med. Ctr. Proj.) Series B: - continued
4.5% 7/1/08 (MBIA Insured)	$ 1,045	$ 1,064
5% 7/1/09 (MBIA Insured)	1,000	1,037
		10,705
District Of Columbia - 1.7%
District of Columbia Ctfs. of Prtn.:
5% 1/1/07 (AMBAC Insured)	1,000	1,010
5.25% 1/1/08 (AMBAC Insured)	935	959
District of Columbia Gen. Oblig.:
Series 2001 B, 5.5% 6/1/07 (FSA Insured)	1,345	1,373
Series A:
5% 6/1/07	2,810	2,849
5.25% 6/1/09 (FSA Insured)	1,000	1,045
Series B, 0% 6/1/12 (MBIA Insured)	3,600	2,771
District of Columbia Rev. (Medstar Univ. Hosp. Proj.) Series D, 6.875%, tender 2/16/07 (c)(e)	9,000	9,252
Metropolitan Washington Arpts. Auth. Gen. Arpt. Rev. Series B, 5.5% 10/1/08 (FGIC Insured) (d)	6,460	6,688
Metropolitan Washington Arpts. Auth. Sys. Rev. Series D:
4% 10/1/06 (FSA Insured) (d)	1,750	1,753
4% 10/1/07 (FSA Insured) (d)	1,000	1,003
		28,703
Florida - 4.1%
Coral Gables Health Facilities Hosp. (Baptist Health South Florida Obligated Group Proj.) 5% 8/15/06	1,000	1,005
Florida Gen. Oblig. (Dept. of Trans. Right of Way Proj.) Series B, 6.375% 7/1/08	3,000	3,171
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.):
Series A, 5% 11/15/10	1,000	1,041
Series B, 5% 11/15/08	800	822
3.95%, tender 9/1/12 (c)	7,550	7,374
5%, tender 11/16/09 (c)	4,700	4,852
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
4%, tender 8/1/07 (c)	11,000	10,969
4.25%, tender 8/1/07 (c)(d)	6,000	6,002
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Series A, 5.75% 4/1/12 (FSA Insured)	$ 1,980	$ 2,165
Miami-Dade County Cap. Asset Acquisition Fixed Rate Spl. Oblig. Series 2002 A, 5% 4/1/08 (AMBAC Insured)	2,825	2,899
Miami-Dade County School Board Ctfs. of Prtn. 5%, tender 5/1/11 (MBIA Insured) (c)	1,500	1,575
Orange County School Board Ctfs. of Prtn. Series A, 5.375% 8/1/22 (Pre-Refunded to 8/1/07 @ 101) (e)	3,815	3,934
Orlando Utils. Commission Util. Sys. Rev. 5.25% 7/1/09	6,000	6,289
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 5.75% 4/1/06 (AMBAC Insured) (d)	1,500	1,500
Polk County Cap. Impt. Rev. Series 2004, 5.5%, tender 12/1/10 (FSA Insured) (c)	9,000	9,544
Seminole County School Board Ctfs. of Prtn. Series A, 4.5% 7/1/08 (MBIA Insured)	1,250	1,272
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001:
2.8%, tender 10/1/08, LOC SunTrust Banks of Florida, Inc. (c)	2,000	1,949
3%, tender 10/1/09, LOC SunTrust Banks, Inc. (c)	1,000	970
Volusia County School Board Ctfs. of Prtn. (School Board of Volusia County Master Lease Prog.) 5% 8/1/08 (FSA Insured)	1,625	1,670
		69,003
Georgia - 0.6%
Columbia County Gen. Oblig. 5% 1/1/09 (FSA Insured)	1,505	1,558
Fulton DeKalb Hosp. Auth. Hosp. Rev. 5% 1/1/08 (FSA Insured)	2,250	2,300
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,105	4,868
Henry County Wtr. & Swr. Auth. Rev. 5% 2/1/08 (MBIA Insured)	1,095	1,123
		9,849
Hawaii - 2.3%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (d)	3,850	4,432
Hawaii Gen. Oblig. Series CU:
5.75% 10/1/11 (MBIA Insured)	3,040	3,288
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Hawaii - continued
Hawaii Gen. Oblig. Series CU: - continued
5.75% 10/1/11 (Pre-Refunded to 10/1/10 @ 100) (e)	$ 170	$ 184
Honolulu City & County Gen. Oblig. Series B, 8% 10/1/09	26,940	30,604
		38,508
Illinois - 9.6%
Chicago Gen. Oblig.:
(Neighborhoods Alive 21 Prog.):
5% 1/1/07 (MBIA Insured)	1,360	1,374
5% 1/1/08 (MBIA Insured)	1,190	1,217
Series A, 5.25% 1/1/12 (FSA Insured)	1,000	1,069
Chicago Midway Arpt. Rev. Series B:
5% 1/1/10 (AMBAC Insured)	1,225	1,277
5% 1/1/11 (AMBAC Insured)	3,625	3,812
Chicago O'Hare Int'l. Arpt. Rev.:
Series A:
5% 1/1/12 (MBIA Insured)	1,135	1,198
5.5% 1/1/08 (AMBAC Insured)	5,000	5,109
5.5% 1/1/10 (AMBAC Insured) (d)	5,000	5,261
Chicago Park District:
Series B, 5% 1/1/11 (AMBAC Insured)	5,750	6,046
Series C, 5% 1/1/11 (AMBAC Insured)	2,515	2,645
Chicago School Fin. Auth. Series B, 5% 6/1/09 (FSA Insured)	12,825	13,309
Chicago Tax Increment Rev. Series 2000 A, 0% 12/1/08 (AMBAC Insured)	10,000	9,039
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Formula Funds Proj.) Series A, 5.25% 6/1/10 (AMBAC Insured)	4,785	5,057
Series A, 4.25% 6/1/08 (AMBAC Insured)	3,600	3,604
Chicago Wastewtr. Transmission Rev. 5.5% 1/1/09 (FGIC Insured)	2,975	3,111
Cook County Cmnty. College District #508 Ctfs. of Prtn. 8.75% 1/1/07 (FGIC Insured)	8,000	8,298
Du Page Wtr. Commission Wtr. Rev. 5% 5/1/08 (AMBAC Insured)	4,525	4,647
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.85%, tender 5/1/08 (c)(d)	2,200	2,188
Hodgkins Tax Increment Rev.:
5% 1/1/07	1,000	1,008
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Hodgkins Tax Increment Rev.: - continued
5% 1/1/09	$ 1,805	$ 1,853
Illinois Dev. Fin. Auth. Gas Supply Rev. (The Peoples Gas Lt. & Coke Co. Proj.) Series 2003 B, 3.05%, tender 2/1/08 (AMBAC Insured) (c)	6,100	5,975
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.5% 10/1/10	1,900	2,018
Illinois Edl. Facilities Auth. Revs.:
(Art Institute of Chicago Proj.) Series 2003, 3.85%, tender 3/1/11 (c)	12,800	12,631
(Univ. of Chicago Proj.):
Series 2004 B1, 3.45%, tender 7/1/08 (c)	6,100	6,057
Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (e)	2,640	2,846
Series B:
3.1%, tender 7/1/07 (c)(e)	5	5
3.1%, tender 7/1/07 (c)	3,895	3,849
Illinois Fin. Auth. Rev. (DePaul Univ. Proj.):
5% 10/1/06	1,115	1,120
5% 10/1/07	1,225	1,242
5% 10/1/08	1,000	1,026
Illinois Gen. Oblig.:
First Series 2001, 5.25% 5/1/11 (FSA Insured)	1,475	1,576
First Series:
5.25% 4/1/08 (MBIA Insured)	1,035	1,067
5.375% 7/1/11 (MBIA Insured)	6,745	7,255
5.5% 8/1/10	1,415	1,511
6% 1/1/11 (Pre-Refunded to 1/1/10 @ 100) (e)	7,075	7,646
Series A, 5% 10/1/09	2,600	2,704
5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (e)	1,000	1,077
Illinois Health Facilities Auth. Rev. (Condell Med. Ctr. Proj.):
5% 5/15/07	500	502
5% 5/15/08	700	710
Kane & DeKalb Counties Cmnty. Unit School District #301 0% 12/1/10 (AMBAC Insured)	2,000	1,663
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series A, 5.5% 1/1/12 (FSA Insured)	2,270	2,456
Kane County School District #129, Aurora West Side Series A, 5.75% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (e)	1,600	1,761
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300, Carpentersville 5.5% 12/1/13 (Pre-Refunded to 12/1/11 @ 100) (e)	$ 5,000	$ 5,437
Lake County Cmnty. High School District #128, Libertyville Series 2004, 5% 1/1/11	2,365	2,488
Rosemont Gen. Oblig. Series 3:
0% 12/1/07 (Escrowed to Maturity) (e)	2,375	2,235
0% 12/1/07 (FGIC Insured)	625	588
Univ. of Illinois Auxiliary Facilities Sys. Rev. Series 2001 A, 5% 4/1/08 (AMBAC Insured)	2,035	2,086
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Projs.) 5% 8/15/11 (AMBAC Insured)	1,360	1,433
Will County School District #122 Series B, 0% 11/1/08 (FSA Insured)	1,280	1,159
		163,245
Indiana - 3.6%
Carmel High School Bldg. Corp. 5% 1/10/11 (FSA Insured)	1,000	1,053
Ctr. Grove 2000 Bldg. Corp.:
5.5% 7/15/17 (Pre-Refunded to 7/15/11 @ 100) (e)	1,785	1,931
5.5% 7/15/18 (Pre-Refunded to 7/15/11 @ 100) (e)	1,885	2,040
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series A:
5% 1/10/10 (FSA Insured)	1,750	1,827
5.25% 7/10/11 (FSA Insured)	2,295	2,455
5.25% 1/10/12 (FSA Insured)	1,355	1,451
5% 1/15/10 (FSA Insured)	1,835	1,916
5% 1/15/11 (FSA Insured)	1,910	2,011
5% 1/15/12 (FSA Insured)	1,990	2,105
5.5% 7/15/16 (Pre-Refunded to 7/15/11 @ 100) (e)	1,855	2,007
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Cr. Group, Inc. Prog.):
Series 2002 F, 5.5% 11/15/06	1,000	1,011
Series A, 5%, tender 5/1/07 (c)	7,100	7,197
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series I, 5% 1/1/08 (MBIA Insured) (d)	1,550	1,580
Indianapolis Resource Recovery Rev. (Ogden Martin Sys., Inc. Proj.) 6.75% 12/1/07 (AMBAC Insured)	3,000	3,110
Ivy Tech State College Series I, 5% 7/1/09 (AMBAC Insured)	1,405	1,461
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Logansport High School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured)	$ 1,000	$ 1,059
5.25% 7/15/11 (MBIA Insured)	1,020	1,086
5.25% 1/15/12 (MBIA Insured)	1,045	1,113
5.25% 7/15/12 (MBIA Insured)	1,075	1,151
Mount Vernon of Hancock County Multi-School Corp. Series B:
5.5% 7/15/16 (Pre-Refunded to 7/15/11 @ 100) (e)	1,605	1,737
5.5% 7/15/17 (Pre-Refunded to 7/15/11 @ 100) (e)	1,695	1,834
Muncie School Bldg. Corp. 5.25% 7/10/12 (MBIA Insured)	1,585	1,706
New Albany Floyd County Independent School Bldg. Corp. 5% 1/15/11 (FSA Insured)	1,000	1,053
Rockport Poll. Cont. Rev. 4.9%, tender 6/1/07 (c)	4,000	4,028
Saint Joseph County Ind. Edl. Facilities Rev. (Univ. of Notre Dame Du Lac Proj.) 2.5%, tender 12/3/07 (c)	10,000	9,785
West Clark 2000 School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured)	1,065	1,130
5.25% 7/15/11 (MBIA Insured)	1,125	1,201
5.25% 1/15/12 (MBIA Insured)	1,150	1,228
		61,266
Kansas - 0.2%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series A, 4.75%, tender 10/1/07 (c)	2,400	2,423
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/10	545	573
5.25% 11/15/12	680	718
		3,714
Kentucky - 0.8%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/09 (MBIA Insured) (d)	1,185	1,220
Owensboro Elec. Lt. & Pwr. Rev. Series B:
0% 1/1/07 (AMBAC Insured)	10,000	9,731
0% 1/1/09 (AMBAC Insured)	2,000	1,797
		12,748
Louisiana - 0.1%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series B, 5% 2/1/12 (AMBAC Insured)	1,000	1,056
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - 0.1%
Prince Georges County Ctfs. of Prtn. (Equip. Acquisition Prog.) 5.25% 5/15/10 (MBIA Insured)	$ 1,535	$ 1,623
Massachusetts - 2.7%
Massachusetts Bay Trans. Auth. Series A, 7% 3/1/09	6,880	7,482
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series C:
5.75% 8/1/06	1,200	1,207
5.875% 8/1/08	1,630	1,685
Massachusetts Fed. Hwy.:
Series 2000 A, 5.75% 6/15/13	3,000	3,230
Series B, 5.125% 12/15/14 (Pre-Refunded to 12/15/08 @ 101) (e)	2,775	2,898
Massachusetts Gen. Oblig.:
Series 1999 C, 5.625% 9/1/12 (Pre-Refunded to 9/1/09 @ 101) (e)	2,570	2,745
Series 2001 A, 5.5% 1/1/11	5,000	5,367
Series 2003 A, 5.375% 8/1/08	5,165	5,353
Series 2003 C, 5.5% 10/1/10 (MBIA Insured)	1,130	1,212
Series A, 4.5% 1/1/09 (Pre-Refunded to 1/1/08 @ 101) (e)	2,055	2,103
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (e)	2,495	2,689
Massachusetts Health & Edl. Facilities Auth. Rev. (Berkshire Health Sys., Inc. Proj.) Series F, 5% 10/1/08	2,720	2,789
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A, 5.5% 1/1/12 (AMBAC Insured) (d)	1,000	1,052
Springfield Gen. Oblig. 5.25% 8/1/12 (MBIA Insured)	6,000	6,450
		46,262
Michigan - 2.9%
Chippewa Valley Schools 5% 5/1/08	1,260	1,294
Detroit City School District Series A, 5.5% 5/1/11 (FSA Insured)	1,200	1,300
Detroit Gen. Oblig.:
Series 2004 A, 5% 4/1/08 (FSA Insured)	7,275	7,466
5% 4/1/08 (MBIA Insured)	14,545	14,927
5% 4/1/09 (MBIA Insured)	10,620	11,004
Detroit Swr. Disp. Rev. Series A, 5.75% 7/1/26 (Pre-Refunded to 1/1/10 @ 101) (e)	2,000	2,151
Greater Detroit Resource Recovery Auth. Rev. Series A, 6.25% 12/13/07 (AMBAC Insured)	4,000	4,169
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Hazel Park School District 5% 5/1/08	$ 1,275	$ 1,309
Livonia Pub. School District Series II, 0% 5/1/21 (FGIC Insured) (Pre-Refunded to 5/1/07 @ 39.31) (e)	8,000	3,021
Troy School District 5% 5/1/11 (MBIA Insured) (b)	1,000	1,045
Wayne-Westland Cmnty. Schools 5% 5/1/10 (FSA Insured)	1,225	1,287
		48,973
Minnesota - 0.2%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/08	1,200	1,236
5.25% 12/1/10	500	524
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5% 5/1/10	700	698
Waconia Independent School District #110 Series A, 5% 2/1/11 (FSA Insured)	940	992
		3,450
Mississippi - 0.1%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.4%, tender 3/1/11 (c)(d)	1,100	1,104
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.3% 9/1/08 (d)	1,190	1,223
		2,327
Missouri - 0.3%
Kansas City School District Bldg. Corp. Rev.:
(School District Elementary School Proj.) Series B, 5% 2/1/11 (FGIC Insured)	1,850	1,957
Series A, 5% 2/1/08 (FGIC Insured)	2,000	2,050
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Callahan Courthouse Proj.) Series A, 5.75% 2/15/14 (FGIC Insured)	1,050	1,154
		5,161
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.) Series A, 5.2%, tender 5/1/09 (c)	2,900	2,995
Nebraska - 0.2%
Omaha Pub. Pwr. District Elec. Rev. Series B, 4.5% 2/1/09	3,500	3,576
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - 2.0%
Clark County Arpt. Rev. Series C:
5% 7/1/06 (AMBAC Insured) (d)	$ 800	$ 802
5% 7/1/08 (AMBAC Insured) (d)	2,215	2,267
5% 7/1/09 (AMBAC Insured) (d)	2,700	2,784
5% 7/1/10 (AMBAC Insured) (d)	1,225	1,271
5% 7/1/11 (AMBAC Insured) (d)	1,790	1,869
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) 5% 7/1/11 (AMBAC Insured)	3,230	3,416
Clark County School District:
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (e)	1,600	1,726
Series C, 5% 6/15/10 (MBIA Insured)	1,075	1,127
Series D, 5% 6/15/09 (MBIA Insured)	13,890	14,424
Henderson Health Care Facility Rev. (Catholic Healthcare West Proj.) Series 2005 B, 5% 7/1/08	1,100	1,128
Lyon Co. School District Gen. Oblig. 5% 6/1/09	695	721
Washoe County School District Gen. Oblig. Series D, 5% 6/1/10 (MBIA Insured)	2,410	2,525
		34,060
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (c)(d)	2,500	2,452
New Hampshire Tpk. Sys. Rev. 5% 5/1/07 (AMBAC Insured) (b)	1,500	1,513
		3,965
New Jersey - 7.0%
Camden County Impt. Auth. Rev. (Cooper Health Sys. Obligated Group Proj.) Series B, 5.25% 2/15/09	1,250	1,282
Casino Reinvestment Dev. Auth. Hotel Room Fee Rev.:
5% 1/1/08 (AMBAC Insured)	920	940
5% 1/1/09 (AMBAC Insured)	1,000	1,032
Elizabeth Gen. Oblig. 5.25% 8/15/09 (MBIA Insured)	1,225	1,288
Garden State Preservation Trust Open Space & Farmland Preservation Series B:
6.25% 11/1/09 (MBIA Insured)	4,000	4,345
6.375% 11/1/11 (MBIA Insured)	7,470	8,440
New Jersey Econ. Dev. Auth. Rev. 5% 6/15/07	7,500	7,598
New Jersey Tpk. Auth. Tpk. Rev. Series A, 6% 1/1/11 (MBIA Insured)	17,180	18,858
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 5% 6/15/06	$ 355	$ 356
Series A, 5.25% 12/15/08 (MBIA Insured)	8,500	8,841
Series B:
5.25% 12/15/10 (FGIC Insured)	4,550	4,843
5.25% 12/15/11 (FGIC Insured)	10,015	10,741
5.25% 12/15/12 (FGIC Insured)	4,800	5,172
6.5% 6/15/11 (MBIA Insured)	5,000	5,638
Series C, 5.5% 12/15/10 (FSA Insured)	25,000	26,877
New Jersey Transit Corp. Series 2000 B, 5.5% 2/1/08 (AMBAC Insured)	1,000	1,033
New Jersey Transit Corp. Ctfs. of Prtn. Series A, 6% 9/15/13 (Pre-Refunded to 9/15/09 @ 100) (e)	7,000	7,504
Tobacco Settlement Fing. Corp. 4.375% 6/1/19	4,800	4,794
		119,582
New Jersey/Pennsylvania - 0.3%
Delaware River Joint Toll Bridge Commission Bridge Rev. 5% 7/1/09	5,170	5,355
New Mexico - 0.4%
Farmington Poll. Cont. Rev. (Pub. Svc. Co. of New Mexico San Juan and Four Corners Projs.) Series 2003 B, 2.1%, tender 4/1/06 (c)	7,000	7,000
New York - 13.4%
Grand Central District Mgmt. Assoc., Inc.:
5% 1/1/10	1,200	1,249
5% 1/1/12	1,175	1,234
Metropolitan Trans. Auth. Commuter Facilities Rev. Series A, 5.375% 7/1/09 (Escrowed to Maturity) (e)	3,635	3,830
Metropolitan Trans. Auth. Rev. Series 2005 C:
5% 11/15/10	2,000	2,095
5% 11/15/11	2,750	2,902
Nassau County Gen. Oblig. Series Z, 5% 9/1/11 (FGIC Insured)	800	841
New York City Gen. Oblig.:
Series 1996 B, 6.5% 8/15/09	3,425	3,708
Series 2000 A:
6.5% 5/15/11	1,985	2,194
6.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 101) (e)	90	100
Series 2002 G, 5.5% 8/1/10	2,720	2,896
Series 2003 F, 5.5% 12/15/11	4,305	4,640
Series 2004 G, 5% 8/1/09	8,000	8,297
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2005 C, 5% 8/1/12	$ 19,770	$ 20,841
Series 2005 D, 5% 8/1/12	4,925	5,192
Series 2005 G, 5.625% 8/1/13 (MBIA Insured)	5,075	5,561
Series 2005 K:
5% 8/1/11	7,120	7,489
5% 8/1/12	4,360	4,596
Series 2005 O, 5% 6/1/12	7,500	7,897
Series A, 5.25% 11/1/14 (MBIA Insured)	600	643
Series B, 5.75% 8/1/14	1,000	1,097
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,064
Subseries 2005 F1, 5% 9/1/15	3,560	3,776
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Terminal One Group Assoc. Proj.) 5% 1/1/07 (d)	1,700	1,711
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series B, 5.875% 6/15/26 (Pre-Refunded to 6/15/06 @ 101) (e)	7,320	7,428
New York City Transitional Fin. Auth. Rev. Series E, 4.5% 2/1/07	245	247
New York Counties Tobacco Trust I Series B, 6.5% 6/1/35 (Pre-Refunded to 6/1/10 @ 101) (e)	5,900	6,588
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series 2000 A, 6.125% 7/1/12 (AMBAC Insured)	5,540	6,107
Series A:
5.75% 7/1/13	3,500	3,790
5.75% 7/1/13 (AMBAC Insured)	1,000	1,086
Series C, 7.5% 7/1/10	3,100	3,347
Series B, 5.25%, tender 5/15/12 (c)	13,000	13,844
New York State Urban Dev. Corp. Rev. 5% 1/1/12	5,000	5,270
New York Transitional Fin. Auth. Rev.:
Series 2003 E:
4.5% 2/1/08	1,500	1,523
5% 2/1/09	2,035	2,110
Series B, 5.25% 2/1/29 (a)	2,700	2,859
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09	3,800	3,926
Series A1:
5% 6/1/10	1,875	1,953
5.25% 6/1/12	5,000	5,014
5.25% 6/1/13	17,500	18,064
5.5% 6/1/14	2,700	2,830
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series B1:
4% 6/1/07	$ 6,000	$ 6,015
5% 6/1/06	17,815	17,852
Series C1:
5.5% 6/1/15	700	741
5.5% 6/1/17	3,400	3,625
Tsasc, Inc. Rev. Series 1:
5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (e)	6,900	7,439
6.25% 7/15/34 (Pre-Refunded to 7/15/09 @ 101) (e)	11,270	12,267
		227,778
New York & New Jersey - 0.6%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (d)	1,200	1,233
127th Series, 5% 12/15/08 (AMBAC Insured) (d)	3,510	3,613
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (d)	4,100	4,642
		9,488
North Carolina - 0.9%
Charlotte Ctfs. of Prtn. (FY 2004 Equip. Acquisition Proj.) Series 2004 C, 4% 3/1/08	4,940	4,978
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	1,500	1,586
Series A, 5.5% 1/1/10	3,000	3,153
Series C, 5% 1/1/08	1,190	1,212
Series D, 5.375% 1/1/10	3,715	3,888
		14,817
Ohio - 0.8%
Akron Ctfs. of Prtn. 5% 12/1/07	2,350	2,395
Cleveland Pub. Pwr. Sys. Rev. (First Mtg. Prog.) Series 1994 A, 0% 11/15/09 (MBIA Insured)	2,250	1,949
Franklin County Rev. (OCLC Online Computer Library Ctr., Inc. Proj.) 5% 4/15/07	1,960	1,977
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.) 5.5% 2/15/07	1,420	1,438
Ohio Air Quality Dev. Auth. Rev. Series 2002 A, 4.25%, tender 7/1/06 (c)	1,000	1,000
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Gen. Oblig.:
Series 2000 E, 5.5% 5/1/09	$ 1,905	$ 2,005
Series 2003 D, 2.45%, tender 9/14/07 (c)	1,300	1,276
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. (Ohio Edison Co. Proj.) Series A, 3.35%, tender 6/1/06 (c)	1,800	1,796
		13,836
Oklahoma - 0.0%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (e)	1,000	792
Oregon - 0.3%
Beaverton Wtr. Rev. Series B, 5% 6/1/10 (FSA Insured)	1,210	1,270
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B:
5% 5/1/09 (FSA Insured)	1,000	1,037
5% 5/1/11 (FSA Insured)	1,000	1,053
Oregon Gen. Oblig. 8.25% 1/1/07	1,000	1,033
		4,393
Pennsylvania - 4.4%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/12 (MBIA Insured) (d)	1,300	1,398
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series B:
5.5% 6/15/06	3,065	3,076
5.5% 6/15/07	2,000	2,042
Allegheny County Indl. Dev. Auth. Rev. (Watson Institute Ed. Ctr. Proj.) 3.375%, tender 5/1/08, LOC PNC Bank NA, Pittsburgh (c)	4,500	4,446
Allegheny County San. Auth. Swr. Rev. 6% 12/1/11 (MBIA Insured)	1,495	1,651
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (c)(d)	10,000	9,754
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 5% 6/1/06 (AMBAC Insured)	3,750	3,757
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (c)(d)	1,200	1,194
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Univ. of Pennsylvania Health Systems Proj.) Series A:
4% 8/15/06	1,405	1,407
5% 8/15/07	1,735	1,766
5% 8/15/08	2,000	2,055
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
(UPMC Health Sys. Proj.) Series 2001 A, 5.75% 1/15/09	$ 1,750	$ 1,834
Series B, 5.25% 9/1/08	5,860	6,071
Pennsylvania Indl. Dev. Auth. Rev. 5.25% 7/1/10 (AMBAC Insured)	2,750	2,916
Philadelphia Gas Works Rev. (1975 Gen. Ordinance Proj.) 17th Series, 5% 7/1/08 (FSA Insured)	7,410	7,618
Philadelphia Muni. Auth. Rev.:
Series A:
5% 5/15/07 (FSA Insured)	5,500	5,583
5% 5/15/08 (FSA Insured)	5,000	5,136
Series B, 5.25% 11/15/11 (FSA Insured)	3,400	3,642
Philadelphia School District:
Series 2005 D, 5.25% 6/1/12 (FSA Insured)	1,465	1,570
Series B, 5% 4/1/11 (AMBAC Insured)	2,160	2,284
Pittsburgh Gen. Oblig. Series A, 6% 3/1/07 (MBIA Insured)	2,000	2,042
Pittsburgh School District Series A, 5% 9/1/09 (MBIA Insured) (b)	1,600	1,652
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series K, 0% 7/1/12 (Escrowed to Maturity) (e)	2,355	1,817
		74,711
Puerto Rico - 0.2%
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Series 2006 A, 5% 7/1/10	2,000	2,079
Puerto Rico Pub. Bldgs Auth. Rev. Series K, 4%, tender 7/1/07 (MBIA Insured) (c)	1,000	1,006
		3,085
Rhode Island - 0.4%
Providence Spl. Oblig. Series 2005 E:
4% 6/1/08 (Radian Asset Assurance Ltd. Insured)	1,000	1,002
5% 6/1/09 (Radian Asset Assurance Ltd. Insured)	1,315	1,355
5% 6/1/10 (Radian Asset Assurance Ltd. Insured)	1,180	1,222
Rhode Island Health & Edl. Bldg. Corp. Rev. (Johnson & Wales Univ. Proj.):
5% 4/1/06 (XL Cap. Assurance, Inc. Insured)	2,225	2,225
5% 4/1/08 (XL Cap. Assurance, Inc. Insured)	1,700	1,741
		7,545
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - 1.5%
Berkeley County School District 7% 4/1/07	$ 2,615	$ 2,702
Charleston County Hosp. Facilities (Care Alliance Health Services Proj.) Series A:
5% 8/15/06	1,000	1,004
5% 8/15/07	1,700	1,724
5% 8/15/08	1,690	1,728
Greenville County Pub. Facilities Corp. Certificate of Prtn. (Courthouse and Detention Proj.) 5% 4/1/10 (AMBAC Insured)	1,450	1,522
Greenville County School District Installment Purp. Rev. 5% 12/1/10 (b)	1,455	1,517
Piedmont Muni. Pwr. Agcy. Elec. Rev. 5.6% 1/1/09 (MBIA Insured)	2,345	2,466
Rock Hill Util. Sys. Rev. Series 2003 A:
5% 1/1/08 (FSA Insured)	1,850	1,893
5% 1/1/09 (FSA Insured)	1,945	2,015
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 B, 5% 1/1/10 (MBIA Insured)	3,000	3,130
Series A:
5.5% 1/1/11 (MBIA Insured)	3,000	3,210
5.5% 1/1/14 (FGIC Insured)	1,335	1,472
Spartanburg County School District #5 Pub. Facilities Corp. Ctfs. of Prtn. 5% 7/1/09 (FSA Insured)	1,000	1,037
		25,420
Tennessee - 0.9%
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) 6% 7/1/11 (MBIA Insured)	2,005	2,205
Maury County Gen. Oblig. Series 2004 B, 5% 4/1/10 (MBIA Insured)	2,000	2,099
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
4.5% 9/1/08 (MBIA Insured)	1,620	1,651
4.5% 9/1/09 (MBIA Insured)	1,685	1,727
Metropolitan Govt. Nashville & Series A, 5.25% 10/15/09	3,795	3,985
Metropolitan Nashville Arpt. Auth. Rev. Series C, 5% 7/1/06 (FGIC Insured) (d)	1,675	1,680
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 5.5% 4/1/09 (MBIA Insured)	1,200	1,255
		14,602
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - 14.6%
Alief Independent School District Series 2004 B, 5% 2/15/10	$ 1,500	$ 1,569
Arlington Independent School District 5% 2/15/13	2,500	2,655
Austin Independent School District 5% 8/1/07 (b)	3,605	3,668
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/09 (MBIA Insured)	5,130	4,454
Series A, 0% 11/15/10 (MBIA Insured)	5,300	4,419
Austin Wtr. & Wastewtr. Sys. Rev. 5% 11/15/07 (MBIA Insured) (b)	3,295	3,342
Bexar County Series A:
5% 6/15/09 (FSA Insured)	2,615	2,720
5% 6/15/10 (FSA Insured)	1,000	1,048
Birdville Independent School District 5% 2/15/10	1,300	1,360
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series 1995 B, 5.05%, tender 6/19/06 (c)(d)	6,255	6,273
Brownsville Independent School District 5% 8/15/11	1,430	1,511
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA Insured)	1,500	1,621
College Station Independent School District 5% 2/15/10	1,000	1,046
Conroe Independent School District Lot B, 0% 2/15/08	3,000	2,800
Corpus Christi Util. Sys. Rev.:
5% 7/15/12 (FSA Insured)	1,000	1,062
5% 7/15/13 (FSA Insured)	1,665	1,772
Cypress-Fairbanks Independent School District:
Series B, 0% 8/1/07 (AMBAC Insured)	10,000	9,527
5% 2/15/08	2,000	2,048
Dallas Independent School District Series 2005, 5.25% 8/15/08	2,000	2,074
Del Valle Independent School District 5.5% 2/1/09	1,205	1,264
Denton County Gen. Oblig.:
5% 7/15/11 (FSA Insured)	3,065	3,236
5% 7/15/13 (FSA Insured)	1,200	1,274
El Paso Wtr. & Swr. Rev. 5% 3/1/08 (AMBAC Insured)	2,770	2,839
Fort Bend Independent School District 5%, tender 8/15/09 (c)	5,000	5,184
Fort Worth Independent School District 5% 2/15/12	1,500	1,589
Frisco Gen. Oblig. Series 2003 A, 5% 2/15/10 (FSA Insured)	1,710	1,789
Garland Independent School District 0% 2/15/07	1,610	1,560
Harris County Gen. Oblig. Series A, 0% 8/15/07 (FGIC Insured)	4,400	4,186
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A, 5.5% 2/15/09	$ 3,710	$ 3,876
Houston Cmnty. College Sys. Rev.:
5.25% 4/15/11 (FSA Insured)	3,030	3,239
5.25% 4/15/12 (FSA Insured)	2,000	2,152
Houston Util. Sys. Rev. Series A:
5.25% 5/15/10 (MBIA Insured)	2,835	3,001
5.25% 11/15/11 (FSA Insured)	4,430	4,756
Irving Independent School District 5.25% 2/15/13	2,145	2,310
Katy Independent School District Series A, 5.25% 2/15/12	2,000	2,144
Klein Independent School District Series A, 5% 8/1/12	2,250	2,386
Lower Colorado River Auth. Rev.:
0% 1/1/09 (Escrowed to Maturity) (e)	3,000	2,704
5.25% 1/1/15 (Pre-Refunded to 1/1/11 @ 100) (e)	5,000	5,318
Lubbock Gen. Oblig.:
(Wtrwks. Sys. Surplus Proj.) 5% 2/15/11 (FSA Insured)	2,465	2,598
5% 2/15/09 (MBIA Insured)	1,615	1,673
5% 2/15/10 (MBIA Insured)	1,845	1,930
Lubbock Health Facilities Dev. Corp. Rev. (Carillon, Inc. Proj.) Series A, 6.5% 7/1/29 (Pre-Refunded to 7/1/09 @ 102) (e)	4,800	5,299
Mesquite Independent School District:
Series A, 0% 8/15/06	1,115	1,101
3.65%, tender 12/1/08 (Liquidity Facility JPMorgan Chase Bank) (c)	2,500	2,500
New Braunfels Independent School District 0% 2/1/07	2,000	1,941
North East Texas Independent School District 7% 2/1/11 (Pre-Refunded to 2/1/10 @ 100) (e)	3,600	4,017
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series C:
5% 1/1/09 (FSA Insured)	2,000	2,069
5%, tender 7/1/08 (c)(e)	45	46
5%, tender 7/1/08 (FSA Insured) (c)	2,605	2,676
Northside Independent School District Series B, 2.45%, tender 8/1/06 (Liquidity Facility Dexia Cr. Local de France) (c)	7,100	7,076
Port Houston Auth. Harris County 6% 10/1/06 (FGIC Insured) (d)	2,000	2,022
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ. Proj.) 5% 3/15/12 (MBIA Insured)	2,625	2,780
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Rockwall Independent School District:
5% 2/15/08	$ 3,825	$ 3,918
5% 2/15/09	4,690	4,859
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series A, 5.5%, tender 11/1/11 (c)	1,000	1,060
San Angelo Wtrks & Swr. Sys. Impt. and Rfdg. Rev. 5% 4/1/10 (FSA Insured)	1,630	1,708
San Antonio Elec. & Gas Systems Rev.:
Series 2000 A, 5.75% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (e)	5,000	5,358
3.55%, tender 12/1/07 (c)	6,700	6,686
5.25% 2/1/08	1,000	1,028
San Antonio Independent School District 7% 8/15/08	5,000	5,374
San Antonio Muni. Drainage Util. Sys. Rev. 5.25% 2/1/12 (MBIA Insured)	1,545	1,658
San Antonio Wtr. Sys. Rev. 5% 5/15/10 (FGIC Insured)	1,020	1,070
Socorro Independent School District 5% 8/15/09	2,070	2,156
Spring Branch Independent School District Series 2001, 5.375% 2/1/14	2,790	2,977
Spring Independent School District 5% 2/15/08	1,875	1,920
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/11 (d)	3,000	3,076
Series 1992 A, 8% 10/1/07	10,000	10,632
Series A, 6% 10/1/08 (MBIA Insured)	10,750	11,346
Series C, 0% 4/1/08 (Escrowed to Maturity) (e)	3,100	2,881
Texas Pub. Fin. Auth. Rev. (Bldg. and Procurement Commission Projs.) Series A, 5% 2/1/10 (AMBAC Insured)	1,055	1,103
Texas State Univ. Sys. Fing. Rev. 5% 3/15/13 (FSA Insured)	2,000	2,130
Texas Tech Univ. Revs. Ninth Series, 5% 2/15/11 (AMBAC Insured)	1,250	1,320
Travis County Gen. Oblig. 5.25% 3/1/12	4,125	4,421
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.):
4.5% 7/1/06	1,220	1,221
5% 7/1/07	1,000	1,010
Univ. of Texas Univ. Revs.:
(Fing. Sys. Proj.) Series A, 5.5% 8/15/09	1,115	1,177
Series B:
5% 8/15/09	11,255	11,709
5.25% 8/15/11	5,025	5,380
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Webb County Gen. Oblig. 5% 2/15/08 (FGIC Insured)	$ 1,170	$ 1,199
Wichita Falls Independent School District 0% 2/1/10	2,325	1,998
		247,879
Utah - 0.6%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	3,800	3,026
0% 10/1/12 (AMBAC Insured)	3,800	2,887
0% 10/1/13 (AMBAC Insured)	3,760	2,720
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities Master Lease Prog.) Series A, 5% 5/15/11	1,700	1,799
		10,432
Virginia - 0.1%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (c)(d)	1,600	1,595
Washington - 4.6%
Chelan County Pub. Util. District #1 Rev. Series B, 5% 7/1/11 (FGIC Insured)	1,190	1,258
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5.25% 1/1/08 (FSA Insured)	1,515	1,556
5.25% 1/1/09 (FSA Insured)	1,595	1,660
5% 1/1/11 (MBIA Insured)	1,680	1,772
5.25% 1/1/11 (FSA Insured)	1,935	2,062
King & Snohomish Counties School District #417 Northshore:
5.5% 12/1/14 (Pre-Refunded to 6/1/12 @ 100) (e)	6,300	6,879
5.75% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (e)	2,500	2,764
King County School District #409, Tahoma 5% 6/1/11 (FSA Insured)	1,740	1,839
King County Swr. Rev. Series B, 5.25% 1/1/08 (FSA Insured)	3,500	3,595
Pierce County Gen. Oblig. 5.75% 8/1/13 (Pre-Refunded to 8/1/10 @ 100) (e)	1,155	1,246
Pierce County School District #10 Tacoma Series A, 5% 12/1/12 (FSA Insured)	4,175	4,434
Port of Seattle Rev. Series D, 5.75% 11/1/15 (FGIC Insured) (d)	3,640	3,954
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) 4.5% 12/1/09 (FGIC Insured)	1,000	1,023
Snohomish County School District #2, Everett:
5% 6/1/09 (FSA Insured)	1,045	1,085
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Snohomish County School District #2, Everett: - continued
5% 6/1/10 (FSA Insured)	$ 1,000	$ 1,048
Vancouver Wtr. & Swr. Rev. 5.25% 6/1/11 (FSA Insured)	1,000	1,068
Washington Gen. Oblig. Series A:
4% 1/1/08 (MBIA Insured)	33,175	33,380
5% 7/1/11 (FGIC Insured)	1,000	1,058
5.5% 7/1/11	3,500	3,722
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A, 5.75% 7/1/08	3,000	3,129
		78,532
Wisconsin - 1.6%
Milwaukee County Gen. Oblig. Series A, 0% 12/1/10 (FGIC Insured)	3,370	2,787
Wisconsin Gen. Oblig. Series 1, 5% 5/1/10 (MBIA Insured)	2,500	2,619
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Hosp. Sisters Svcs., Inc. Proj.) Series 2003 B, 4%, tender 12/1/06 (FSA Insured) (c)	15,000	15,037
(Marshfield Clinic Proj.):
Series 2006 A, 5% 2/15/13	875	898
Series B, 6.25% 2/15/10	1,015	1,088
(Wheaton Franciscan Svcs., Inc. Proj.) Series A:
5% 8/15/09	1,000	1,029
5% 8/15/10	1,870	1,926
Wisconsin Trans. Rev. 5% 7/1/07	1,500	1,525
		26,909
TOTAL MUNICIPAL BONDS (Cost $1,676,906)		1,658,265
Municipal Notes - 0.3%
	Principal Amount (000s)	Value (000s)
New Jersey - 0.3%
Jersey City Gen. Oblig. BAN Series A, 4.5% 2/23/07 (Cost $5,046)	$ 5,000	$ 5,042
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $1,681,952)		1,663,307
NET OTHER ASSETS - 1.9%		32,969
NET ASSETS - 100%		$ 1,696,276
Security Type Abbreviation
BAN - BOND ANTICIPATION NOTE
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,996,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 8,955
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,681,952,000. Net unrealized depreciation aggregated $18,645,000, of which $4,222,000 related to appreciated investment securities and $22,867,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Short-Intermediate
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2006

Class A, Class T, Class B, Class C
and Institutional Class
are classes of Fidelity®
Short-Intermediate Municipal
Income Fund

1.816176.101

ASTM-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.8%
	Principal Amount (000s)	Value (000s)
Alabama - 2.5%
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5% 11/15/09	$ 1,100	$ 1,132
Health Care Auth. for Baptist Health Series 2006 D:
5% 11/15/08	1,475	1,508
5% 11/15/11	1,000	1,040
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev.:
5.25% 10/1/07 (MBIA Insured) (d)	1,750	1,785
5.25% 10/1/08 (MBIA Insured) (d)	2,900	2,982
5.75% 10/1/09 (MBIA Insured) (d)	4,000	4,233
Jefferson County Ltd. Oblig. School Warrants Series A, 5% 1/1/07	2,210	2,231
Jefferson County Swr. Rev.:
Series 1999 A, 5.75% 2/1/38 (Pre-Refunded to 2/1/09 @ 101) (e)	5,000	5,327
Series A:
5% 2/1/33 (Pre-Refunded to 2/1/09 @ 101) (e)	13,520	14,097
5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (e)	3,900	4,236
5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (e)	2,060	2,186
Mobile County Gen. Oblig. 5% 2/1/08 (MBIA Insured)	1,475	1,510
		42,267
Alaska - 1.7%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.85% 7/1/13 (AMBAC Insured) (d)	3,285	3,500
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11 (Pre-Refunded to 12/1/10 @ 100) (e)	2,500	2,716
North Slope Borough Gen. Oblig.:
Series 1996 B, 0% 6/30/07 (MBIA Insured)	3,100	2,963
Series A, 0% 6/30/07 (MBIA Insured)	5,000	4,778
Series B:
0% 6/30/06 (MBIA Insured)	3,500	3,471
0% 6/30/07 (MBIA Insured)	7,050	6,738
0% 6/30/08 (MBIA Insured)	4,240	3,903
		28,069
Arizona - 1.6%
Arizona Ctfs. of Prtn. Series B, 5.5% 9/1/10 (FSA Insured)	9,025	9,627
Arizona School Facilities Board Ctfs. of Prtn. Series C, 5% 9/1/09 (FSA Insured)	1,115	1,161
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Maricopa County Unified School District #48 Scottsdale 7.4% 7/1/10	$ 3,750	$ 4,277
Pima County Unified School District #1 Tucson 7.5% 7/1/08 (FGIC Insured)	7,060	7,637
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Expansion, LLC Proj.) Series A, 4.5% 10/1/08 (American Cap. Access Corp. Insured)	660	668
Tucson Wtr. Rev. Series A, 5% 7/1/11 (FGIC Insured)	1,500	1,583
Univ. of Arizona Ctfs. of Prtn. (Univ. of Arizona Parking & Student Hsg. Proj.) Series A, 5% 6/1/09 (AMBAC Insured)	2,000	2,074
		27,027
Arkansas - 0.1%
Arkansas Dev. Fin. Auth. Exempt Facilities Rev. (Waste Mgmt. Proj.) 3.65%, tender 8/1/06 (c)(d)	1,000	999
California - 6.2%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A, 5.25% 5/1/12 (MBIA Insured)	6,000	6,468
California Econ. Recovery Series A:
5.25% 1/1/11	1,650	1,761
5.25% 7/1/13 (MBIA Insured)	2,900	3,151
California Gen. Oblig.:
5% 2/1/09	1,640	1,697
5% 2/1/10	2,000	2,089
5% 2/1/11	2,525	2,658
5.125% 9/1/12	1,000	1,053
5.25% 2/1/11	5,775	6,143
5.5% 3/1/11 (FGIC Insured)	3,210	3,476
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,525	3,809
5.5% 9/1/24 (Pre-Refunded to 9/1/09 @ 101) (e)	300	321
5.75% 10/1/08	1,085	1,139
6.4% 9/1/08	3,075	3,264
6.5% 9/1/10	1,740	1,924
8% 11/1/07 (FGIC Insured)	4,670	4,882
California Health Facilities Fing. Auth. Rev. (Cedars-Sinai Med. Ctr. Proj.) 5% 11/15/10	1,000	1,048
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 2004 B, 3.5%, tender 6/1/07 (FGIC Insured) (c)(d)	15,000	14,974
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3.125%, tender 5/1/06 (c)(d)	5,000	4,997
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.:
(California State Univ. Proj.) Series 1997 A, 5.5% 10/1/07	$ 1,075	$ 1,102
(Coalinga State Hosp. Proj.) Series 2004 A:
5% 6/1/07	4,000	4,064
5% 6/1/08	6,000	6,157
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	1,400	1,372
(Kaiser Permanente Health Sys. Proj.):
Series 2001 A, 2.55%, tender 1/4/07 (c)	1,400	1,389
Series 2004 G, 2.3%, tender 5/1/07 (c)	8,000	7,886
Commerce Refuse To Energy Auth. Rev. 5% 7/1/07 (MBIA Insured)	1,770	1,800
North City West School Facilities Fing. Auth. Spl. Tax Subseries C:
5% 9/1/07 (AMBAC Insured) (b)	1,975	2,007
5% 9/1/08 (AMBAC Insured) (b)	2,080	2,136
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,600	2,865
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (f)	8,955	8,996
		104,628
Colorado - 0.6%
Denver City & County Arpt. Rev. Series E, 5% 11/15/08 (XL Cap. Assurance, Inc. Insured) (d)	5,000	5,135
E-470 Pub. Hwy. Auth. Rev. Series 2000 B:
0% 9/1/06 (Escrowed to Maturity) (e)	2,200	2,167
0% 9/1/07 (Escrowed to Maturity) (e)	3,200	3,033
		10,335
Connecticut - 0.6%
Connecticut Gen. Oblig.:
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (e)	5,000	5,327
Series 2002 C, 5% 12/15/08	1,930	1,997
Connecticut Health & Edl. Facilities Auth. Rev. (Connecticut Children's Med. Ctr. Proj.) Series B:
4% 7/1/07 (MBIA Insured)	1,275	1,280
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev. (Connecticut Children's Med. Ctr. Proj.) Series B: - continued
4.5% 7/1/08 (MBIA Insured)	$ 1,045	$ 1,064
5% 7/1/09 (MBIA Insured)	1,000	1,037
		10,705
District Of Columbia - 1.7%
District of Columbia Ctfs. of Prtn.:
5% 1/1/07 (AMBAC Insured)	1,000	1,010
5.25% 1/1/08 (AMBAC Insured)	935	959
District of Columbia Gen. Oblig.:
Series 2001 B, 5.5% 6/1/07 (FSA Insured)	1,345	1,373
Series A:
5% 6/1/07	2,810	2,849
5.25% 6/1/09 (FSA Insured)	1,000	1,045
Series B, 0% 6/1/12 (MBIA Insured)	3,600	2,771
District of Columbia Rev. (Medstar Univ. Hosp. Proj.) Series D, 6.875%, tender 2/16/07 (c)(e)	9,000	9,252
Metropolitan Washington Arpts. Auth. Gen. Arpt. Rev. Series B, 5.5% 10/1/08 (FGIC Insured) (d)	6,460	6,688
Metropolitan Washington Arpts. Auth. Sys. Rev. Series D:
4% 10/1/06 (FSA Insured) (d)	1,750	1,753
4% 10/1/07 (FSA Insured) (d)	1,000	1,003
		28,703
Florida - 4.1%
Coral Gables Health Facilities Hosp. (Baptist Health South Florida Obligated Group Proj.) 5% 8/15/06	1,000	1,005
Florida Gen. Oblig. (Dept. of Trans. Right of Way Proj.) Series B, 6.375% 7/1/08	3,000	3,171
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.):
Series A, 5% 11/15/10	1,000	1,041
Series B, 5% 11/15/08	800	822
3.95%, tender 9/1/12 (c)	7,550	7,374
5%, tender 11/16/09 (c)	4,700	4,852
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
4%, tender 8/1/07 (c)	11,000	10,969
4.25%, tender 8/1/07 (c)(d)	6,000	6,002
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Series A, 5.75% 4/1/12 (FSA Insured)	$ 1,980	$ 2,165
Miami-Dade County Cap. Asset Acquisition Fixed Rate Spl. Oblig. Series 2002 A, 5% 4/1/08 (AMBAC Insured)	2,825	2,899
Miami-Dade County School Board Ctfs. of Prtn. 5%, tender 5/1/11 (MBIA Insured) (c)	1,500	1,575
Orange County School Board Ctfs. of Prtn. Series A, 5.375% 8/1/22 (Pre-Refunded to 8/1/07 @ 101) (e)	3,815	3,934
Orlando Utils. Commission Util. Sys. Rev. 5.25% 7/1/09	6,000	6,289
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 5.75% 4/1/06 (AMBAC Insured) (d)	1,500	1,500
Polk County Cap. Impt. Rev. Series 2004, 5.5%, tender 12/1/10 (FSA Insured) (c)	9,000	9,544
Seminole County School Board Ctfs. of Prtn. Series A, 4.5% 7/1/08 (MBIA Insured)	1,250	1,272
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001:
2.8%, tender 10/1/08, LOC SunTrust Banks of Florida, Inc. (c)	2,000	1,949
3%, tender 10/1/09, LOC SunTrust Banks, Inc. (c)	1,000	970
Volusia County School Board Ctfs. of Prtn. (School Board of Volusia County Master Lease Prog.) 5% 8/1/08 (FSA Insured)	1,625	1,670
		69,003
Georgia - 0.6%
Columbia County Gen. Oblig. 5% 1/1/09 (FSA Insured)	1,505	1,558
Fulton DeKalb Hosp. Auth. Hosp. Rev. 5% 1/1/08 (FSA Insured)	2,250	2,300
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,105	4,868
Henry County Wtr. & Swr. Auth. Rev. 5% 2/1/08 (MBIA Insured)	1,095	1,123
		9,849
Hawaii - 2.3%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (d)	3,850	4,432
Hawaii Gen. Oblig. Series CU:
5.75% 10/1/11 (MBIA Insured)	3,040	3,288
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Hawaii - continued
Hawaii Gen. Oblig. Series CU: - continued
5.75% 10/1/11 (Pre-Refunded to 10/1/10 @ 100) (e)	$ 170	$ 184
Honolulu City & County Gen. Oblig. Series B, 8% 10/1/09	26,940	30,604
		38,508
Illinois - 9.6%
Chicago Gen. Oblig.:
(Neighborhoods Alive 21 Prog.):
5% 1/1/07 (MBIA Insured)	1,360	1,374
5% 1/1/08 (MBIA Insured)	1,190	1,217
Series A, 5.25% 1/1/12 (FSA Insured)	1,000	1,069
Chicago Midway Arpt. Rev. Series B:
5% 1/1/10 (AMBAC Insured)	1,225	1,277
5% 1/1/11 (AMBAC Insured)	3,625	3,812
Chicago O'Hare Int'l. Arpt. Rev.:
Series A:
5% 1/1/12 (MBIA Insured)	1,135	1,198
5.5% 1/1/08 (AMBAC Insured)	5,000	5,109
5.5% 1/1/10 (AMBAC Insured) (d)	5,000	5,261
Chicago Park District:
Series B, 5% 1/1/11 (AMBAC Insured)	5,750	6,046
Series C, 5% 1/1/11 (AMBAC Insured)	2,515	2,645
Chicago School Fin. Auth. Series B, 5% 6/1/09 (FSA Insured)	12,825	13,309
Chicago Tax Increment Rev. Series 2000 A, 0% 12/1/08 (AMBAC Insured)	10,000	9,039
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Formula Funds Proj.) Series A, 5.25% 6/1/10 (AMBAC Insured)	4,785	5,057
Series A, 4.25% 6/1/08 (AMBAC Insured)	3,600	3,604
Chicago Wastewtr. Transmission Rev. 5.5% 1/1/09 (FGIC Insured)	2,975	3,111
Cook County Cmnty. College District #508 Ctfs. of Prtn. 8.75% 1/1/07 (FGIC Insured)	8,000	8,298
Du Page Wtr. Commission Wtr. Rev. 5% 5/1/08 (AMBAC Insured)	4,525	4,647
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.85%, tender 5/1/08 (c)(d)	2,200	2,188
Hodgkins Tax Increment Rev.:
5% 1/1/07	1,000	1,008
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Hodgkins Tax Increment Rev.: - continued
5% 1/1/09	$ 1,805	$ 1,853
Illinois Dev. Fin. Auth. Gas Supply Rev. (The Peoples Gas Lt. & Coke Co. Proj.) Series 2003 B, 3.05%, tender 2/1/08 (AMBAC Insured) (c)	6,100	5,975
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.5% 10/1/10	1,900	2,018
Illinois Edl. Facilities Auth. Revs.:
(Art Institute of Chicago Proj.) Series 2003, 3.85%, tender 3/1/11 (c)	12,800	12,631
(Univ. of Chicago Proj.):
Series 2004 B1, 3.45%, tender 7/1/08 (c)	6,100	6,057
Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (e)	2,640	2,846
Series B:
3.1%, tender 7/1/07 (c)(e)	5	5
3.1%, tender 7/1/07 (c)	3,895	3,849
Illinois Fin. Auth. Rev. (DePaul Univ. Proj.):
5% 10/1/06	1,115	1,120
5% 10/1/07	1,225	1,242
5% 10/1/08	1,000	1,026
Illinois Gen. Oblig.:
First Series 2001, 5.25% 5/1/11 (FSA Insured)	1,475	1,576
First Series:
5.25% 4/1/08 (MBIA Insured)	1,035	1,067
5.375% 7/1/11 (MBIA Insured)	6,745	7,255
5.5% 8/1/10	1,415	1,511
6% 1/1/11 (Pre-Refunded to 1/1/10 @ 100) (e)	7,075	7,646
Series A, 5% 10/1/09	2,600	2,704
5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (e)	1,000	1,077
Illinois Health Facilities Auth. Rev. (Condell Med. Ctr. Proj.):
5% 5/15/07	500	502
5% 5/15/08	700	710
Kane & DeKalb Counties Cmnty. Unit School District #301 0% 12/1/10 (AMBAC Insured)	2,000	1,663
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series A, 5.5% 1/1/12 (FSA Insured)	2,270	2,456
Kane County School District #129, Aurora West Side Series A, 5.75% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (e)	1,600	1,761
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300, Carpentersville 5.5% 12/1/13 (Pre-Refunded to 12/1/11 @ 100) (e)	$ 5,000	$ 5,437
Lake County Cmnty. High School District #128, Libertyville Series 2004, 5% 1/1/11	2,365	2,488
Rosemont Gen. Oblig. Series 3:
0% 12/1/07 (Escrowed to Maturity) (e)	2,375	2,235
0% 12/1/07 (FGIC Insured)	625	588
Univ. of Illinois Auxiliary Facilities Sys. Rev. Series 2001 A, 5% 4/1/08 (AMBAC Insured)	2,035	2,086
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Projs.) 5% 8/15/11 (AMBAC Insured)	1,360	1,433
Will County School District #122 Series B, 0% 11/1/08 (FSA Insured)	1,280	1,159
		163,245
Indiana - 3.6%
Carmel High School Bldg. Corp. 5% 1/10/11 (FSA Insured)	1,000	1,053
Ctr. Grove 2000 Bldg. Corp.:
5.5% 7/15/17 (Pre-Refunded to 7/15/11 @ 100) (e)	1,785	1,931
5.5% 7/15/18 (Pre-Refunded to 7/15/11 @ 100) (e)	1,885	2,040
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series A:
5% 1/10/10 (FSA Insured)	1,750	1,827
5.25% 7/10/11 (FSA Insured)	2,295	2,455
5.25% 1/10/12 (FSA Insured)	1,355	1,451
5% 1/15/10 (FSA Insured)	1,835	1,916
5% 1/15/11 (FSA Insured)	1,910	2,011
5% 1/15/12 (FSA Insured)	1,990	2,105
5.5% 7/15/16 (Pre-Refunded to 7/15/11 @ 100) (e)	1,855	2,007
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Cr. Group, Inc. Prog.):
Series 2002 F, 5.5% 11/15/06	1,000	1,011
Series A, 5%, tender 5/1/07 (c)	7,100	7,197
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series I, 5% 1/1/08 (MBIA Insured) (d)	1,550	1,580
Indianapolis Resource Recovery Rev. (Ogden Martin Sys., Inc. Proj.) 6.75% 12/1/07 (AMBAC Insured)	3,000	3,110
Ivy Tech State College Series I, 5% 7/1/09 (AMBAC Insured)	1,405	1,461
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Logansport High School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured)	$ 1,000	$ 1,059
5.25% 7/15/11 (MBIA Insured)	1,020	1,086
5.25% 1/15/12 (MBIA Insured)	1,045	1,113
5.25% 7/15/12 (MBIA Insured)	1,075	1,151
Mount Vernon of Hancock County Multi-School Corp. Series B:
5.5% 7/15/16 (Pre-Refunded to 7/15/11 @ 100) (e)	1,605	1,737
5.5% 7/15/17 (Pre-Refunded to 7/15/11 @ 100) (e)	1,695	1,834
Muncie School Bldg. Corp. 5.25% 7/10/12 (MBIA Insured)	1,585	1,706
New Albany Floyd County Independent School Bldg. Corp. 5% 1/15/11 (FSA Insured)	1,000	1,053
Rockport Poll. Cont. Rev. 4.9%, tender 6/1/07 (c)	4,000	4,028
Saint Joseph County Ind. Edl. Facilities Rev. (Univ. of Notre Dame Du Lac Proj.) 2.5%, tender 12/3/07 (c)	10,000	9,785
West Clark 2000 School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured)	1,065	1,130
5.25% 7/15/11 (MBIA Insured)	1,125	1,201
5.25% 1/15/12 (MBIA Insured)	1,150	1,228
		61,266
Kansas - 0.2%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series A, 4.75%, tender 10/1/07 (c)	2,400	2,423
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/10	545	573
5.25% 11/15/12	680	718
		3,714
Kentucky - 0.8%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/09 (MBIA Insured) (d)	1,185	1,220
Owensboro Elec. Lt. & Pwr. Rev. Series B:
0% 1/1/07 (AMBAC Insured)	10,000	9,731
0% 1/1/09 (AMBAC Insured)	2,000	1,797
		12,748
Louisiana - 0.1%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series B, 5% 2/1/12 (AMBAC Insured)	1,000	1,056
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - 0.1%
Prince Georges County Ctfs. of Prtn. (Equip. Acquisition Prog.) 5.25% 5/15/10 (MBIA Insured)	$ 1,535	$ 1,623
Massachusetts - 2.7%
Massachusetts Bay Trans. Auth. Series A, 7% 3/1/09	6,880	7,482
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series C:
5.75% 8/1/06	1,200	1,207
5.875% 8/1/08	1,630	1,685
Massachusetts Fed. Hwy.:
Series 2000 A, 5.75% 6/15/13	3,000	3,230
Series B, 5.125% 12/15/14 (Pre-Refunded to 12/15/08 @ 101) (e)	2,775	2,898
Massachusetts Gen. Oblig.:
Series 1999 C, 5.625% 9/1/12 (Pre-Refunded to 9/1/09 @ 101) (e)	2,570	2,745
Series 2001 A, 5.5% 1/1/11	5,000	5,367
Series 2003 A, 5.375% 8/1/08	5,165	5,353
Series 2003 C, 5.5% 10/1/10 (MBIA Insured)	1,130	1,212
Series A, 4.5% 1/1/09 (Pre-Refunded to 1/1/08 @ 101) (e)	2,055	2,103
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (e)	2,495	2,689
Massachusetts Health & Edl. Facilities Auth. Rev. (Berkshire Health Sys., Inc. Proj.) Series F, 5% 10/1/08	2,720	2,789
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A, 5.5% 1/1/12 (AMBAC Insured) (d)	1,000	1,052
Springfield Gen. Oblig. 5.25% 8/1/12 (MBIA Insured)	6,000	6,450
		46,262
Michigan - 2.9%
Chippewa Valley Schools 5% 5/1/08	1,260	1,294
Detroit City School District Series A, 5.5% 5/1/11 (FSA Insured)	1,200	1,300
Detroit Gen. Oblig.:
Series 2004 A, 5% 4/1/08 (FSA Insured)	7,275	7,466
5% 4/1/08 (MBIA Insured)	14,545	14,927
5% 4/1/09 (MBIA Insured)	10,620	11,004
Detroit Swr. Disp. Rev. Series A, 5.75% 7/1/26 (Pre-Refunded to 1/1/10 @ 101) (e)	2,000	2,151
Greater Detroit Resource Recovery Auth. Rev. Series A, 6.25% 12/13/07 (AMBAC Insured)	4,000	4,169
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Hazel Park School District 5% 5/1/08	$ 1,275	$ 1,309
Livonia Pub. School District Series II, 0% 5/1/21 (FGIC Insured) (Pre-Refunded to 5/1/07 @ 39.31) (e)	8,000	3,021
Troy School District 5% 5/1/11 (MBIA Insured) (b)	1,000	1,045
Wayne-Westland Cmnty. Schools 5% 5/1/10 (FSA Insured)	1,225	1,287
		48,973
Minnesota - 0.2%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/08	1,200	1,236
5.25% 12/1/10	500	524
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5% 5/1/10	700	698
Waconia Independent School District #110 Series A, 5% 2/1/11 (FSA Insured)	940	992
		3,450
Mississippi - 0.1%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.4%, tender 3/1/11 (c)(d)	1,100	1,104
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.3% 9/1/08 (d)	1,190	1,223
		2,327
Missouri - 0.3%
Kansas City School District Bldg. Corp. Rev.:
(School District Elementary School Proj.) Series B, 5% 2/1/11 (FGIC Insured)	1,850	1,957
Series A, 5% 2/1/08 (FGIC Insured)	2,000	2,050
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Callahan Courthouse Proj.) Series A, 5.75% 2/15/14 (FGIC Insured)	1,050	1,154
		5,161
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.) Series A, 5.2%, tender 5/1/09 (c)	2,900	2,995
Nebraska - 0.2%
Omaha Pub. Pwr. District Elec. Rev. Series B, 4.5% 2/1/09	3,500	3,576
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - 2.0%
Clark County Arpt. Rev. Series C:
5% 7/1/06 (AMBAC Insured) (d)	$ 800	$ 802
5% 7/1/08 (AMBAC Insured) (d)	2,215	2,267
5% 7/1/09 (AMBAC Insured) (d)	2,700	2,784
5% 7/1/10 (AMBAC Insured) (d)	1,225	1,271
5% 7/1/11 (AMBAC Insured) (d)	1,790	1,869
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) 5% 7/1/11 (AMBAC Insured)	3,230	3,416
Clark County School District:
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (e)	1,600	1,726
Series C, 5% 6/15/10 (MBIA Insured)	1,075	1,127
Series D, 5% 6/15/09 (MBIA Insured)	13,890	14,424
Henderson Health Care Facility Rev. (Catholic Healthcare West Proj.) Series 2005 B, 5% 7/1/08	1,100	1,128
Lyon Co. School District Gen. Oblig. 5% 6/1/09	695	721
Washoe County School District Gen. Oblig. Series D, 5% 6/1/10 (MBIA Insured)	2,410	2,525
		34,060
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (c)(d)	2,500	2,452
New Hampshire Tpk. Sys. Rev. 5% 5/1/07 (AMBAC Insured) (b)	1,500	1,513
		3,965
New Jersey - 7.0%
Camden County Impt. Auth. Rev. (Cooper Health Sys. Obligated Group Proj.) Series B, 5.25% 2/15/09	1,250	1,282
Casino Reinvestment Dev. Auth. Hotel Room Fee Rev.:
5% 1/1/08 (AMBAC Insured)	920	940
5% 1/1/09 (AMBAC Insured)	1,000	1,032
Elizabeth Gen. Oblig. 5.25% 8/15/09 (MBIA Insured)	1,225	1,288
Garden State Preservation Trust Open Space & Farmland Preservation Series B:
6.25% 11/1/09 (MBIA Insured)	4,000	4,345
6.375% 11/1/11 (MBIA Insured)	7,470	8,440
New Jersey Econ. Dev. Auth. Rev. 5% 6/15/07	7,500	7,598
New Jersey Tpk. Auth. Tpk. Rev. Series A, 6% 1/1/11 (MBIA Insured)	17,180	18,858
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 5% 6/15/06	$ 355	$ 356
Series A, 5.25% 12/15/08 (MBIA Insured)	8,500	8,841
Series B:
5.25% 12/15/10 (FGIC Insured)	4,550	4,843
5.25% 12/15/11 (FGIC Insured)	10,015	10,741
5.25% 12/15/12 (FGIC Insured)	4,800	5,172
6.5% 6/15/11 (MBIA Insured)	5,000	5,638
Series C, 5.5% 12/15/10 (FSA Insured)	25,000	26,877
New Jersey Transit Corp. Series 2000 B, 5.5% 2/1/08 (AMBAC Insured)	1,000	1,033
New Jersey Transit Corp. Ctfs. of Prtn. Series A, 6% 9/15/13 (Pre-Refunded to 9/15/09 @ 100) (e)	7,000	7,504
Tobacco Settlement Fing. Corp. 4.375% 6/1/19	4,800	4,794
		119,582
New Jersey/Pennsylvania - 0.3%
Delaware River Joint Toll Bridge Commission Bridge Rev. 5% 7/1/09	5,170	5,355
New Mexico - 0.4%
Farmington Poll. Cont. Rev. (Pub. Svc. Co. of New Mexico San Juan and Four Corners Projs.) Series 2003 B, 2.1%, tender 4/1/06 (c)	7,000	7,000
New York - 13.4%
Grand Central District Mgmt. Assoc., Inc.:
5% 1/1/10	1,200	1,249
5% 1/1/12	1,175	1,234
Metropolitan Trans. Auth. Commuter Facilities Rev. Series A, 5.375% 7/1/09 (Escrowed to Maturity) (e)	3,635	3,830
Metropolitan Trans. Auth. Rev. Series 2005 C:
5% 11/15/10	2,000	2,095
5% 11/15/11	2,750	2,902
Nassau County Gen. Oblig. Series Z, 5% 9/1/11 (FGIC Insured)	800	841
New York City Gen. Oblig.:
Series 1996 B, 6.5% 8/15/09	3,425	3,708
Series 2000 A:
6.5% 5/15/11	1,985	2,194
6.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 101) (e)	90	100
Series 2002 G, 5.5% 8/1/10	2,720	2,896
Series 2003 F, 5.5% 12/15/11	4,305	4,640
Series 2004 G, 5% 8/1/09	8,000	8,297
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2005 C, 5% 8/1/12	$ 19,770	$ 20,841
Series 2005 D, 5% 8/1/12	4,925	5,192
Series 2005 G, 5.625% 8/1/13 (MBIA Insured)	5,075	5,561
Series 2005 K:
5% 8/1/11	7,120	7,489
5% 8/1/12	4,360	4,596
Series 2005 O, 5% 6/1/12	7,500	7,897
Series A, 5.25% 11/1/14 (MBIA Insured)	600	643
Series B, 5.75% 8/1/14	1,000	1,097
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,064
Subseries 2005 F1, 5% 9/1/15	3,560	3,776
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Terminal One Group Assoc. Proj.) 5% 1/1/07 (d)	1,700	1,711
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series B, 5.875% 6/15/26 (Pre-Refunded to 6/15/06 @ 101) (e)	7,320	7,428
New York City Transitional Fin. Auth. Rev. Series E, 4.5% 2/1/07	245	247
New York Counties Tobacco Trust I Series B, 6.5% 6/1/35 (Pre-Refunded to 6/1/10 @ 101) (e)	5,900	6,588
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series 2000 A, 6.125% 7/1/12 (AMBAC Insured)	5,540	6,107
Series A:
5.75% 7/1/13	3,500	3,790
5.75% 7/1/13 (AMBAC Insured)	1,000	1,086
Series C, 7.5% 7/1/10	3,100	3,347
Series B, 5.25%, tender 5/15/12 (c)	13,000	13,844
New York State Urban Dev. Corp. Rev. 5% 1/1/12	5,000	5,270
New York Transitional Fin. Auth. Rev.:
Series 2003 E:
4.5% 2/1/08	1,500	1,523
5% 2/1/09	2,035	2,110
Series B, 5.25% 2/1/29 (a)	2,700	2,859
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09	3,800	3,926
Series A1:
5% 6/1/10	1,875	1,953
5.25% 6/1/12	5,000	5,014
5.25% 6/1/13	17,500	18,064
5.5% 6/1/14	2,700	2,830
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series B1:
4% 6/1/07	$ 6,000	$ 6,015
5% 6/1/06	17,815	17,852
Series C1:
5.5% 6/1/15	700	741
5.5% 6/1/17	3,400	3,625
Tsasc, Inc. Rev. Series 1:
5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (e)	6,900	7,439
6.25% 7/15/34 (Pre-Refunded to 7/15/09 @ 101) (e)	11,270	12,267
		227,778
New York & New Jersey - 0.6%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (d)	1,200	1,233
127th Series, 5% 12/15/08 (AMBAC Insured) (d)	3,510	3,613
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (d)	4,100	4,642
		9,488
North Carolina - 0.9%
Charlotte Ctfs. of Prtn. (FY 2004 Equip. Acquisition Proj.) Series 2004 C, 4% 3/1/08	4,940	4,978
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	1,500	1,586
Series A, 5.5% 1/1/10	3,000	3,153
Series C, 5% 1/1/08	1,190	1,212
Series D, 5.375% 1/1/10	3,715	3,888
		14,817
Ohio - 0.8%
Akron Ctfs. of Prtn. 5% 12/1/07	2,350	2,395
Cleveland Pub. Pwr. Sys. Rev. (First Mtg. Prog.) Series 1994 A, 0% 11/15/09 (MBIA Insured)	2,250	1,949
Franklin County Rev. (OCLC Online Computer Library Ctr., Inc. Proj.) 5% 4/15/07	1,960	1,977
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.) 5.5% 2/15/07	1,420	1,438
Ohio Air Quality Dev. Auth. Rev. Series 2002 A, 4.25%, tender 7/1/06 (c)	1,000	1,000
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Gen. Oblig.:
Series 2000 E, 5.5% 5/1/09	$ 1,905	$ 2,005
Series 2003 D, 2.45%, tender 9/14/07 (c)	1,300	1,276
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. (Ohio Edison Co. Proj.) Series A, 3.35%, tender 6/1/06 (c)	1,800	1,796
		13,836
Oklahoma - 0.0%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (e)	1,000	792
Oregon - 0.3%
Beaverton Wtr. Rev. Series B, 5% 6/1/10 (FSA Insured)	1,210	1,270
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B:
5% 5/1/09 (FSA Insured)	1,000	1,037
5% 5/1/11 (FSA Insured)	1,000	1,053
Oregon Gen. Oblig. 8.25% 1/1/07	1,000	1,033
		4,393
Pennsylvania - 4.4%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/12 (MBIA Insured) (d)	1,300	1,398
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series B:
5.5% 6/15/06	3,065	3,076
5.5% 6/15/07	2,000	2,042
Allegheny County Indl. Dev. Auth. Rev. (Watson Institute Ed. Ctr. Proj.) 3.375%, tender 5/1/08, LOC PNC Bank NA, Pittsburgh (c)	4,500	4,446
Allegheny County San. Auth. Swr. Rev. 6% 12/1/11 (MBIA Insured)	1,495	1,651
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (c)(d)	10,000	9,754
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 5% 6/1/06 (AMBAC Insured)	3,750	3,757
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (c)(d)	1,200	1,194
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Univ. of Pennsylvania Health Systems Proj.) Series A:
4% 8/15/06	1,405	1,407
5% 8/15/07	1,735	1,766
5% 8/15/08	2,000	2,055
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
(UPMC Health Sys. Proj.) Series 2001 A, 5.75% 1/15/09	$ 1,750	$ 1,834
Series B, 5.25% 9/1/08	5,860	6,071
Pennsylvania Indl. Dev. Auth. Rev. 5.25% 7/1/10 (AMBAC Insured)	2,750	2,916
Philadelphia Gas Works Rev. (1975 Gen. Ordinance Proj.) 17th Series, 5% 7/1/08 (FSA Insured)	7,410	7,618
Philadelphia Muni. Auth. Rev.:
Series A:
5% 5/15/07 (FSA Insured)	5,500	5,583
5% 5/15/08 (FSA Insured)	5,000	5,136
Series B, 5.25% 11/15/11 (FSA Insured)	3,400	3,642
Philadelphia School District:
Series 2005 D, 5.25% 6/1/12 (FSA Insured)	1,465	1,570
Series B, 5% 4/1/11 (AMBAC Insured)	2,160	2,284
Pittsburgh Gen. Oblig. Series A, 6% 3/1/07 (MBIA Insured)	2,000	2,042
Pittsburgh School District Series A, 5% 9/1/09 (MBIA Insured) (b)	1,600	1,652
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series K, 0% 7/1/12 (Escrowed to Maturity) (e)	2,355	1,817
		74,711
Puerto Rico - 0.2%
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Series 2006 A, 5% 7/1/10	2,000	2,079
Puerto Rico Pub. Bldgs Auth. Rev. Series K, 4%, tender 7/1/07 (MBIA Insured) (c)	1,000	1,006
		3,085
Rhode Island - 0.4%
Providence Spl. Oblig. Series 2005 E:
4% 6/1/08 (Radian Asset Assurance Ltd. Insured)	1,000	1,002
5% 6/1/09 (Radian Asset Assurance Ltd. Insured)	1,315	1,355
5% 6/1/10 (Radian Asset Assurance Ltd. Insured)	1,180	1,222
Rhode Island Health & Edl. Bldg. Corp. Rev. (Johnson & Wales Univ. Proj.):
5% 4/1/06 (XL Cap. Assurance, Inc. Insured)	2,225	2,225
5% 4/1/08 (XL Cap. Assurance, Inc. Insured)	1,700	1,741
		7,545
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - 1.5%
Berkeley County School District 7% 4/1/07	$ 2,615	$ 2,702
Charleston County Hosp. Facilities (Care Alliance Health Services Proj.) Series A:
5% 8/15/06	1,000	1,004
5% 8/15/07	1,700	1,724
5% 8/15/08	1,690	1,728
Greenville County Pub. Facilities Corp. Certificate of Prtn. (Courthouse and Detention Proj.) 5% 4/1/10 (AMBAC Insured)	1,450	1,522
Greenville County School District Installment Purp. Rev. 5% 12/1/10 (b)	1,455	1,517
Piedmont Muni. Pwr. Agcy. Elec. Rev. 5.6% 1/1/09 (MBIA Insured)	2,345	2,466
Rock Hill Util. Sys. Rev. Series 2003 A:
5% 1/1/08 (FSA Insured)	1,850	1,893
5% 1/1/09 (FSA Insured)	1,945	2,015
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 B, 5% 1/1/10 (MBIA Insured)	3,000	3,130
Series A:
5.5% 1/1/11 (MBIA Insured)	3,000	3,210
5.5% 1/1/14 (FGIC Insured)	1,335	1,472
Spartanburg County School District #5 Pub. Facilities Corp. Ctfs. of Prtn. 5% 7/1/09 (FSA Insured)	1,000	1,037
		25,420
Tennessee - 0.9%
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) 6% 7/1/11 (MBIA Insured)	2,005	2,205
Maury County Gen. Oblig. Series 2004 B, 5% 4/1/10 (MBIA Insured)	2,000	2,099
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
4.5% 9/1/08 (MBIA Insured)	1,620	1,651
4.5% 9/1/09 (MBIA Insured)	1,685	1,727
Metropolitan Govt. Nashville & Series A, 5.25% 10/15/09	3,795	3,985
Metropolitan Nashville Arpt. Auth. Rev. Series C, 5% 7/1/06 (FGIC Insured) (d)	1,675	1,680
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 5.5% 4/1/09 (MBIA Insured)	1,200	1,255
		14,602
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - 14.6%
Alief Independent School District Series 2004 B, 5% 2/15/10	$ 1,500	$ 1,569
Arlington Independent School District 5% 2/15/13	2,500	2,655
Austin Independent School District 5% 8/1/07 (b)	3,605	3,668
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/09 (MBIA Insured)	5,130	4,454
Series A, 0% 11/15/10 (MBIA Insured)	5,300	4,419
Austin Wtr. & Wastewtr. Sys. Rev. 5% 11/15/07 (MBIA Insured) (b)	3,295	3,342
Bexar County Series A:
5% 6/15/09 (FSA Insured)	2,615	2,720
5% 6/15/10 (FSA Insured)	1,000	1,048
Birdville Independent School District 5% 2/15/10	1,300	1,360
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series 1995 B, 5.05%, tender 6/19/06 (c)(d)	6,255	6,273
Brownsville Independent School District 5% 8/15/11	1,430	1,511
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA Insured)	1,500	1,621
College Station Independent School District 5% 2/15/10	1,000	1,046
Conroe Independent School District Lot B, 0% 2/15/08	3,000	2,800
Corpus Christi Util. Sys. Rev.:
5% 7/15/12 (FSA Insured)	1,000	1,062
5% 7/15/13 (FSA Insured)	1,665	1,772
Cypress-Fairbanks Independent School District:
Series B, 0% 8/1/07 (AMBAC Insured)	10,000	9,527
5% 2/15/08	2,000	2,048
Dallas Independent School District Series 2005, 5.25% 8/15/08	2,000	2,074
Del Valle Independent School District 5.5% 2/1/09	1,205	1,264
Denton County Gen. Oblig.:
5% 7/15/11 (FSA Insured)	3,065	3,236
5% 7/15/13 (FSA Insured)	1,200	1,274
El Paso Wtr. & Swr. Rev. 5% 3/1/08 (AMBAC Insured)	2,770	2,839
Fort Bend Independent School District 5%, tender 8/15/09 (c)	5,000	5,184
Fort Worth Independent School District 5% 2/15/12	1,500	1,589
Frisco Gen. Oblig. Series 2003 A, 5% 2/15/10 (FSA Insured)	1,710	1,789
Garland Independent School District 0% 2/15/07	1,610	1,560
Harris County Gen. Oblig. Series A, 0% 8/15/07 (FGIC Insured)	4,400	4,186
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A, 5.5% 2/15/09	$ 3,710	$ 3,876
Houston Cmnty. College Sys. Rev.:
5.25% 4/15/11 (FSA Insured)	3,030	3,239
5.25% 4/15/12 (FSA Insured)	2,000	2,152
Houston Util. Sys. Rev. Series A:
5.25% 5/15/10 (MBIA Insured)	2,835	3,001
5.25% 11/15/11 (FSA Insured)	4,430	4,756
Irving Independent School District 5.25% 2/15/13	2,145	2,310
Katy Independent School District Series A, 5.25% 2/15/12	2,000	2,144
Klein Independent School District Series A, 5% 8/1/12	2,250	2,386
Lower Colorado River Auth. Rev.:
0% 1/1/09 (Escrowed to Maturity) (e)	3,000	2,704
5.25% 1/1/15 (Pre-Refunded to 1/1/11 @ 100) (e)	5,000	5,318
Lubbock Gen. Oblig.:
(Wtrwks. Sys. Surplus Proj.) 5% 2/15/11 (FSA Insured)	2,465	2,598
5% 2/15/09 (MBIA Insured)	1,615	1,673
5% 2/15/10 (MBIA Insured)	1,845	1,930
Lubbock Health Facilities Dev. Corp. Rev. (Carillon, Inc. Proj.) Series A, 6.5% 7/1/29 (Pre-Refunded to 7/1/09 @ 102) (e)	4,800	5,299
Mesquite Independent School District:
Series A, 0% 8/15/06	1,115	1,101
3.65%, tender 12/1/08 (Liquidity Facility JPMorgan Chase Bank) (c)	2,500	2,500
New Braunfels Independent School District 0% 2/1/07	2,000	1,941
North East Texas Independent School District 7% 2/1/11 (Pre-Refunded to 2/1/10 @ 100) (e)	3,600	4,017
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series C:
5% 1/1/09 (FSA Insured)	2,000	2,069
5%, tender 7/1/08 (c)(e)	45	46
5%, tender 7/1/08 (FSA Insured) (c)	2,605	2,676
Northside Independent School District Series B, 2.45%, tender 8/1/06 (Liquidity Facility Dexia Cr. Local de France) (c)	7,100	7,076
Port Houston Auth. Harris County 6% 10/1/06 (FGIC Insured) (d)	2,000	2,022
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ. Proj.) 5% 3/15/12 (MBIA Insured)	2,625	2,780
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Rockwall Independent School District:
5% 2/15/08	$ 3,825	$ 3,918
5% 2/15/09	4,690	4,859
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series A, 5.5%, tender 11/1/11 (c)	1,000	1,060
San Angelo Wtrks & Swr. Sys. Impt. and Rfdg. Rev. 5% 4/1/10 (FSA Insured)	1,630	1,708
San Antonio Elec. & Gas Systems Rev.:
Series 2000 A, 5.75% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (e)	5,000	5,358
3.55%, tender 12/1/07 (c)	6,700	6,686
5.25% 2/1/08	1,000	1,028
San Antonio Independent School District 7% 8/15/08	5,000	5,374
San Antonio Muni. Drainage Util. Sys. Rev. 5.25% 2/1/12 (MBIA Insured)	1,545	1,658
San Antonio Wtr. Sys. Rev. 5% 5/15/10 (FGIC Insured)	1,020	1,070
Socorro Independent School District 5% 8/15/09	2,070	2,156
Spring Branch Independent School District Series 2001, 5.375% 2/1/14	2,790	2,977
Spring Independent School District 5% 2/15/08	1,875	1,920
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/11 (d)	3,000	3,076
Series 1992 A, 8% 10/1/07	10,000	10,632
Series A, 6% 10/1/08 (MBIA Insured)	10,750	11,346
Series C, 0% 4/1/08 (Escrowed to Maturity) (e)	3,100	2,881
Texas Pub. Fin. Auth. Rev. (Bldg. and Procurement Commission Projs.) Series A, 5% 2/1/10 (AMBAC Insured)	1,055	1,103
Texas State Univ. Sys. Fing. Rev. 5% 3/15/13 (FSA Insured)	2,000	2,130
Texas Tech Univ. Revs. Ninth Series, 5% 2/15/11 (AMBAC Insured)	1,250	1,320
Travis County Gen. Oblig. 5.25% 3/1/12	4,125	4,421
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.):
4.5% 7/1/06	1,220	1,221
5% 7/1/07	1,000	1,010
Univ. of Texas Univ. Revs.:
(Fing. Sys. Proj.) Series A, 5.5% 8/15/09	1,115	1,177
Series B:
5% 8/15/09	11,255	11,709
5.25% 8/15/11	5,025	5,380
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Webb County Gen. Oblig. 5% 2/15/08 (FGIC Insured)	$ 1,170	$ 1,199
Wichita Falls Independent School District 0% 2/1/10	2,325	1,998
		247,879
Utah - 0.6%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	3,800	3,026
0% 10/1/12 (AMBAC Insured)	3,800	2,887
0% 10/1/13 (AMBAC Insured)	3,760	2,720
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities Master Lease Prog.) Series A, 5% 5/15/11	1,700	1,799
		10,432
Virginia - 0.1%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (c)(d)	1,600	1,595
Washington - 4.6%
Chelan County Pub. Util. District #1 Rev. Series B, 5% 7/1/11 (FGIC Insured)	1,190	1,258
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5.25% 1/1/08 (FSA Insured)	1,515	1,556
5.25% 1/1/09 (FSA Insured)	1,595	1,660
5% 1/1/11 (MBIA Insured)	1,680	1,772
5.25% 1/1/11 (FSA Insured)	1,935	2,062
King & Snohomish Counties School District #417 Northshore:
5.5% 12/1/14 (Pre-Refunded to 6/1/12 @ 100) (e)	6,300	6,879
5.75% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (e)	2,500	2,764
King County School District #409, Tahoma 5% 6/1/11 (FSA Insured)	1,740	1,839
King County Swr. Rev. Series B, 5.25% 1/1/08 (FSA Insured)	3,500	3,595
Pierce County Gen. Oblig. 5.75% 8/1/13 (Pre-Refunded to 8/1/10 @ 100) (e)	1,155	1,246
Pierce County School District #10 Tacoma Series A, 5% 12/1/12 (FSA Insured)	4,175	4,434
Port of Seattle Rev. Series D, 5.75% 11/1/15 (FGIC Insured) (d)	3,640	3,954
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) 4.5% 12/1/09 (FGIC Insured)	1,000	1,023
Snohomish County School District #2, Everett:
5% 6/1/09 (FSA Insured)	1,045	1,085
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Snohomish County School District #2, Everett: - continued
5% 6/1/10 (FSA Insured)	$ 1,000	$ 1,048
Vancouver Wtr. & Swr. Rev. 5.25% 6/1/11 (FSA Insured)	1,000	1,068
Washington Gen. Oblig. Series A:
4% 1/1/08 (MBIA Insured)	33,175	33,380
5% 7/1/11 (FGIC Insured)	1,000	1,058
5.5% 7/1/11	3,500	3,722
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A, 5.75% 7/1/08	3,000	3,129
		78,532
Wisconsin - 1.6%
Milwaukee County Gen. Oblig. Series A, 0% 12/1/10 (FGIC Insured)	3,370	2,787
Wisconsin Gen. Oblig. Series 1, 5% 5/1/10 (MBIA Insured)	2,500	2,619
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Hosp. Sisters Svcs., Inc. Proj.) Series 2003 B, 4%, tender 12/1/06 (FSA Insured) (c)	15,000	15,037
(Marshfield Clinic Proj.):
Series 2006 A, 5% 2/15/13	875	898
Series B, 6.25% 2/15/10	1,015	1,088
(Wheaton Franciscan Svcs., Inc. Proj.) Series A:
5% 8/15/09	1,000	1,029
5% 8/15/10	1,870	1,926
Wisconsin Trans. Rev. 5% 7/1/07	1,500	1,525
		26,909
TOTAL MUNICIPAL BONDS (Cost $1,676,906)		1,658,265
Municipal Notes - 0.3%
	Principal Amount (000s)	Value (000s)
New Jersey - 0.3%
Jersey City Gen. Oblig. BAN Series A, 4.5% 2/23/07 (Cost $5,046)	$ 5,000	$ 5,042
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $1,681,952)		1,663,307
NET OTHER ASSETS - 1.9%		32,969
NET ASSETS - 100%		$ 1,696,276
Security Type Abbreviation
BAN - BOND ANTICIPATION NOTE
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,996,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 8,955
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,681,952,000. Net unrealized depreciation aggregated $18,645,000, of which $4,222,000 related to appreciated investment securities and $22,867,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 19, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	May 19, 2006